UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target
Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007
(Registrant changed its fiscal year end from December 31)

Date of reporting period:	10/31/2007

Item 1 – Reports to Stockholders

OCTOBER 31, 2007	ANNUAL REPORT

The TARGET Portfolio Trust®

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

TARGET Funds, TARGET Portfolio Trust, Prudential, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

December 14, 2007

Dear TARGET Shareholder:

We hope you find the annual report for The TARGET Portfolio Trust informative and useful. Today many investors may be asking where they can find new growth opportunities. We believe that as a TARGET shareholder, you are uniquely positioned for domestic and global growth opportunities because you already have a strategic investment plan in place.

A structured and professional approach to investing can help you “tune out” the noise of current market developments and allows you to concentrate on what’s really important—your long-term goals. It starts with a personal plan that you and your financial professional construct based on your reasons for investing, the time you have to reach your goals, and the level of risk you are willing to assume. Your financial professional can work closely with you to develop an appropriate asset allocation and select the corresponding TARGET portfolio for each asset class in your investment plan. The managers for each portfolio are carefully chosen, are monitored by our team of experienced investment management analysts, and are among the leading institutional money managers available.

The TARGET portfolios’ fiscal year has changed from a reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the portfolios are managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you track your plan’s progress, stay informed of important developments, and assist you in determining whether you need to modify your portfolio. In these ways and more, the TARGET portfolios can help make your investment goals a reality.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.43%; Class T, 0.68%. Net operating expenses apply to: Class R, 1.18%; Class T, 0.68%, after contractual reduction through 2/28/2009.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.44%; Class T, 0.69%. Net operating expenses apply to: Class R, 1.19%; Class T, 0.69%, after contractual reduction through 2/28/2009.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.53%; Class T, 0.78%. Net operating expenses apply to: Class R, 1.28%; Class T, 0.78%, after contractual reduction through 2/28/2009.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.48%; Class T, 0.73%. Net operating expenses apply to: Class R, 1.23%; Class T, 0.73%, after contractual reduction through 2/28/2009.

International Equity Portfolio:

Gross operating expenses: Class R, 1.58%; Class T, 0.83%. Net operating expenses apply to: Class R, 1.33%; Class T, 0.83%, after contractual reduction through 2/28/2009.

Equity Portfolios
	Cumulative Total Returns[1] as of 10/31/07 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)	18.96%	N/A	N/A	25.69% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	19.56	91.74%	100.98%	—
S&P 500 Index[3]	14.55	91.45	98.57	***
Russell 1000 Growth Index[3]	19.23	81.09	59.92	****
Lipper Large-Cap Core Funds Avg.[4]	14.56	81.47	84.27	*****

2	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns[1] as of 9/30/07 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)	17.85%	N/A	N/A	18.44% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	16.86	13.52%	4.30%	—
S&P 500 Index[3]	16.42	15.44	6.57	***
Russell 1000 Growth Index[3]	19.35	13.84	4.06	****
Lipper Large-Cap Core Funds Avg.[4]	15.96	13.91	5.54	*****

	Cumulative Total Returns[1] as of 10/31/07 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)	9.75%	N/A	N/A	16.23% (8/22/06)
Large Capitalization Value Portfolio (Class T)	10.28	124.79%	129.11%	—
S&P 500 Index[3]	14.55	91.45	98.57	***
Russell 1000 Value Index[3]	10.83	113.63	139.20	****
Lipper Multi-Cap Value Funds Avg.[4]	10.94	107.41	129.00	*****

	Average Annual Total Returns[1] as of 9/30/07 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)	13.17%	N/A	N/A	14.27% (8/22/06)
Large Capitalization Value Portfolio (Class T)	12.02	17.08%	6.58%	—
S&P 500 Index[3]	16.42	15.44	6.57	***
Russell 1000 Value Index[3]	14.45	18.07	8.80	****
Lipper Multi-Cap Value Funds Avg.[4]	13.55	16.56	7.78	*****

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios’ Performance (continued)

	Cumulative Total Returns[1] as of 10/31/07 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)	17.85%	N/A	N/A	24.37% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	18.52	90.62%	39.74%	—
Russell 2000 Index[3]	9.27	135.37	116.04	***
Russell 2000 Growth Index[3]	16.73	134.40	59.12	****
Lipper Small-Cap Growth Funds Avg.[4]	20.33	123.32	129.71	*****

	Average Annual Total Returns[1] as of 9/30/07 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)	18.21%	N/A	N/A	18.37% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	16.95	11.94%	0.92%	—
Russell 2000 Index[3]	12.34	18.75	7.22	***
Russell 2000 Growth Index[3]	18.94	18.70	3.65	****
Lipper Small-Cap Growth Funds Avg.[4]	21.55	17.34	7.04	*****

	Cumulative Total Returns[1] as of 10/31/07 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)	11.17%	N/A	N/A	17.71% (8/22/06)
Small Capitalization Value Portfolio (Class T)	11.67	163.16%	225.16%	—
Russell 2000 Index[3]	9.27	135.37	116.04	***
Russell 2000 Value Index[3]	2.05	134.66	171.27	****
Lipper Small-Cap Core Funds Avg.[4]	10.39	130.16	144.20	*****

4	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns[1] as of 9/30/07 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)	13.79%	N/A	N/A	13.31% (8/22/06)
Small Capitalization Value Portfolio (Class T)	12.65	19.64%	10.17%	—
Russell 2000 Index[3]	12.34	18.75	7.22	***
Russell 2000 Value Index[3]	6.09	18.70	10.07	****
Lipper Small-Cap Core Funds Avg.[4]	13.40	18.00	8.26	*****

	Cumulative Total Returns[1] as of 10/31/07 (Without TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)	33.23%	N/A	N/A	39.52% (8/22/06)
International Equity Portfolio (Class T)	33.85	175.34%	143.50%	—
MSCI EAFE ND Index[3]	24.91	183.98	142.36	***
Lipper International Large-Cap Value Funds Avg.[4]	25.18	188.54	157.86	*****

	Average Annual Total Returns[1] as of 9/30/07 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)	32.09%	N/A	N/A	29.61% (8/22/06)
International Equity Portfolio (Class T)	30.69	21.07%	6.47%	—
MSCI EAFE ND Index[3]	24.86	23.55	7.97	***
Lipper International Large-Cap Value Funds Avg.[4]	24.92	23.72	8.73	*****

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.50% for equity portfolios for retail investors. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Standard

THE TARGET PORTFOLIO TRUST	5

Equity Portfolios’ Performance (continued)

& Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

4The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. Large-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Multi-Cap Value funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index. Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. International funds invest their assets in securities with primary trading markets outside of the United States.

***Large Capitalization Growth Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 21.33% for Class R and 369.13% for Class T. S&P 500 Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 17.80% for Class R and 10.93% for Class T. Large Capitalization Value Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 21.33% for Class R and 369.13% for Class T. S&P 500 Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 17.80% for Class R and 10.93% for Class T. Small Capitalization Growth Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 16.52% for Class R and 356.69% for Class T. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 10.63% for Class R and 12.19% for Class T. Small

6	THE TARGET PORTFOLIO TRUST

Capitalization Value Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 16.52% for Class R and 356.69% for Class T. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 12.19% for Class R and 10.63% for Class T. International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 29.97% for Class R and 316.27% for Class T. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 22.93% for Class R and 9.86% for Class T.

****Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 26.81% for Class R and 252.97% for Class T. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 20.72% for Class R and 8.68% for Class T. Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 16.74% for Class R and 486.06% for Class T. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 15.35% for Class R and 12.74% for Class T. Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 25.13% for Class R and 196.78% for Class T. Russell 2000 Growth Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 7.33% for Class R and 18.09% for Class T. Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 8.29% for Class R and 536.09% for Class T. Russell 2000 Value Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 6.56% for Class R and 13.28% for Class T.

*****Large Capitalization Growth Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 21.05% for Class R and 307.43% for Class T. Lipper Average Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 17.31% for Class R and 9.67% for Class T. Large Capitalization Value Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 16.99% for Class R and 394.49% for Class T. Lipper Average Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 14.62% for Class R and 11.18% for Class T. Small Capitalization Growth Portfolio—Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 27.78% for Class R and 361.73% for Class T. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/2007 are 20.93% for Class R and 10.01% for Class T. Small Capitalization Value Portfolio—Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 17.03% for Class R and 433.98% for Class T. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/2007 are 13.30% for Class R and 10.81% for Class T. International Equity Portfolio—Lipper Average Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 30.78% for Class R and 397.84% for Class T. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/2007 are 23.19% for Class R and 10.84% for Class T.

THE TARGET PORTFOLIO TRUST	7

Fixed Income Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%.

International Bond Portfolio:

Gross operating expenses: Class T, 1.08%. Net operating expenses apply to: Class T, 1.08%.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.39%; Class T, 0.64%. Net operating expenses apply to: Class R, 1.14%; Class T, 0.64%, after contractual reduction through 2/28/2009.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.58%. Net operating expenses apply to: Class T, 0.58%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 1.82%. Net operating expenses apply to: Class T, 1.82%.

Fixed Income Portfolios
	Cumulative Total Returns[1] as of 10/31/07 (Without Target Program Fee)
	One Year	Five Years	Ten Years
International Bond Portfolio (Class T)	1.59%	24.49%	29.03%
Citigroup Non-U.S. WGBI–Hedged[3]	3.94	23.10	76.02
Lipper International Income Funds Avg.[4]	8.23	42.99	71.61

	Average Annual Total Returns[1] as of 9/30/07 (With TARGET Program Fee)
	One Year	Five Years	Ten Years
International Bond Portfolio (Class T)	–0.04%	2.67%	1.16%
Citigroup Non-U.S. WGBI–Hedged[3]	3.57	4.06	5.81
Lipper International Income Funds Avg.[4]	7.52	6.92	5.35

8	THE TARGET PORTFOLIO TRUST

	Cumulative Total Returns[1] as of 10/31/07 (Without Target Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)	5.85%	N/A	N/A	6.79% (8/22/06)
Total Return Bond Portfolio (Class T)	6.34	29.37%	81.44%	—
Lehman Brothers U.S. Aggregate Bond Index[3]	5.38	24.11	77.57	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]	4.69	35.47	71.63	****

	Average Annual Total Returns[1] as of 9/30/07 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)	5.26%	N/A	N/A	5.60% (8/22/06)
Total Return Bond Portfolio (Class T)	4.84	3.65%	4.61%	—
Lehman Brothers U.S. Aggregate Bond Index[3]	5.14	4.13	5.97	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]	4.57	5.79	5.45	****

	Cumulative Total Returns[1] as of 10/31/07 (Without TARGET Program Fee)			Average Annual Total Returns[1] as of 9/30/07 (With TARGET Program Fee)
	One Year	Five Years	Ten Years	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	5.48%	23.15%	71.23%	4.22%	2.66%	4.03%
Lehman Brothers Int. Govt./Credit Bond Index[3]	5.64	21.95	73.11	5.43	3.82	5.68
Lipper Int. Inv.-Grade Debt Funds Avg.[4]	4.08	22.47	65.57	4.14	3.87	5.20

Mortgage Backed Securities Portfolio (Class T)	4.50%	18.09%	64.18%	2.92%	1.75%	3.57%
Lehman Brothers Mortgage-Backed Securities Index[3]	5.68	23.27	76.16	5.39	4.14	5.84
Citigroup Mortgage-Backed Securities Index[3]	5.64	23.48	76.85	5.40	4.18	5.88
Lipper U.S. Mortgage Funds Avg.[4]	4.09	18.37	62.93	4.07	3.33	5.05

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.50% for bond portfolios for retail investors. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

THE TARGET PORTFOLIO TRUST	9

Fixed Income Portfolios’ Performance (continued)

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Citigroup Non-U.S. World Government Bond Index Hedged (WGBI–Hedged) is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. It gives a broad indication of how foreign bonds have performed. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed. The Lehman Brothers Mortgage-Backed Securities Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad indication of how mortgage-backed securities have performed.

4The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

***Total Return Bond Portfolio—Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 7.01% for Class R and 151.01% for Class T. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 5.58% for Class R and 6.37% for Class T.

****Total Return Bond Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total returns as of 10/31/2007 are 6.61% for Class R and 163.03% for Class T. Lipper Average Index Closest Month-End to Inception average annual total returns as of 9/30/2007 are 5.15% for Class R and 6.59% for Class T.

10	THE TARGET PORTFOLIO TRUST

Money Market Portfolio Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

U.S. Government Money Market Portfolio:

Gross operating expenses: Class T, 0.50%. Net operating expenses apply to: Class T, 0.50%.

Money Market Portfolio as of 10/31/07
	Cumulative Total Returns[1] (Without TARGET Program Fee) One Year	Net Asset Value (NAV)	7-Day Current Yield
U.S. Government Money Market Portfolio (Class T)	4.99%	$1.00	4.22%
Lipper U.S. Government Money Market Funds Avg.[2]	4.54	N/A	N/A
iMoneyNet, Inc. All Taxable Money Market Funds Avg.[3]	N/A	N/A	4.42

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Returns would be lower if the fee were deducted. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2The Lipper average represents returns based on an average of all funds in the respective Lipper categories for the periods noted. The return for the Lipper average would be lower if it reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. U.S. Government Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

3iMoneyNet, Inc. regularly reports a 7-day current yield on Tuesdays for taxable money market funds. This is the data of all funds in the iMoneyNet, Inc. All Taxable Money Market Funds Average category as of 10/30/07, the closest date to the end of our reporting period.

An investment in the U.S. Government Money Market Portfolio (the Portfolio) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

THE TARGET PORTFOLIO TRUST	11

Strategy and Performance Overview

Large Capitalization Growth Portfolio

The Large Capitalization Growth Portfolio (Class T) posted a 15.41% total return for the 10-month reporting period ended October 31, 2007*, which trailed the 16.51% total return of the Russell 1000 Growth Index (the Index), but exceeded the 10.86% total return of the S&P 500 Index and the 11.00% total return of the Lipper Large-Cap Core Funds Average.

The Portfolio is co-managed by Marsico Capital Management and Goldman Sachs Asset Management, who play different roles in the Portfolio’s long-term performance. Goldman Sachs uses a quantitative approach with rigorously applied risk controls that aim to limit deviations from the return of the Russell 1000 Growth Index. Marsico Capital uses a more active strategy to select a smaller number of high-conviction growth stock positions. (High conviction investing involves holding fewer stocks and taking larger positions relative to the Index.)

The Goldman Sachs portion of the Portfolio underperformed its benchmark, the Russell 1000 Growth Index primarily, due to the quant downturn that was precipitated by a deleveraging of hedge funds as a result of the meltdown in subprime mortgages (home loans made to borrowers with poor credit histories). Goldman Sachs holdings in the consumer cyclicals, consumer services, healthcare, and technology sectors also detracted from the Portfolio’s relative returns. However, the Marsico portion, which continued to favor larger cap companies with better earnings growth relative to the Index, significantly outperformed particularly in the second half of the period, as the market began to shift from value toward growth investments. Marsico’s holdings in the hotel, chemicals, restaurants, and financial services industries helped to drive performance. Specifically, Marsico’s stock selection in a few hotel and casino operators, a credit card company, and a global chemical producer generated significant positive returns relative to the Index.

Overall, positions in the consumer cyclical, healthcare, financial, and energy stocks hampered the performance relative to the Index. Specifically, holdings in biotech, drug, specialty retail, and financial services companies detracted the most. Underweight holdings in technology and overweight positions in consumer services weakened performance, while underweight positions in consumer cyclicals benefited the Portfolio.

We expect the overall Portfolio’s performance profile to behave like a traditional growth strategy, and continue to benefit from the complementary strengths of each asset manager.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

12	THE TARGET PORTFOLIO TRUST

Large Capitalization Value Portfolio

The Large Capitalization Value Portfolio (Class T) posted a 5.70% total return for the 10-month reporting period ended October 31, 2007*, which trailed the 5.98% total return of the Russell 1000 Value Index (the Index) and the 6.72% total return of the Lipper Multi-Cap Value Funds Average.

The Portfolio has three subadvisers. JP Morgan Asset Management is responsible for approximately half the Portfolio, and uses a value style that is sector-neutral to the Russell 1000 Value Index. NFJ Investment Group follows a disciplined deep value investment strategy, based on research that has shown that portfolios that hold low price-to-earnings (P/E) stocks have substantially outperformed market indexes throughout all capitalization levels over extended periods. Hotchkis and Wiley Capital Management employs a value-oriented investment style and a bottom-up approach, based on the philosophy that stocks derive their value from the contribution of dividends and the profitable reinvestment of retained earnings over time.

The Portfolio’s underperformance was mainly attributable to the subadvisers’ stock selections. A few holdings in the construction & real property, financial services, and property/casualty insurance industries had a negative impact on relative performance. This was evident in companies like Lennar Corporation, Countrywide Financial, Freddie Mac, and Ambac Financial Group. Some of these stocks in the Index included Exxon Mobil, JPMorgan Chase & Co., General Electric, Bristol Myers Squibb, Public Service Enterprise, Goldman Sachs, and Lyondell Chemical Company.

An underexposure to companies with growth attributes (stocks in the Index with above average sales and earnings growth) adversely affected results, as the market rewarded growth-oriented stocks over less expensive stocks with questionable earnings sustainability. An overexposure to companies with volatile stock prices also detracted from returns, as market participants placed a greater emphasis on predictability given the uncertainty around inflation, U.S. housing activity, and the credit crisis.

An underweight position in the financial sector, specifically in banking stocks, contributed positively to performance. An overweight position in the basic materials sector also helped returns. While the JPMorgan portion contributed to positive returns, the NFJ portion contributed most to the Portfolio’s gains.

We expect the overall Portfolio’s performance profile to behave like a traditional value strategy, but to benefit from the complementary strengths of each asset manager.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	13

Strategy and Performance Overview (continued)

Small Capitalization Growth Portfolio

The Small Capitalization Growth Portfolio (Class T) posted a 13.84% total return for the 10-month reporting period ended October 31, 2007*, which trailed the 14.27% return of the Russell 2000 Growth Index (the Index) and the Lipper Small-Cap Growth Funds Average of 16.86%. It also exceeded the 6.12% return of the Russell 2000 Index.

Transamerica Investment Management and RS Investment Management subadvised the Portfolio. Transamerica uses a fundamental, research-driven approach to identify high-quality growth stocks. RS emphasizes the merits of individual stocks, but is more aggressive as a small-cap growth manager. Both managers use traditional growth investment styles, but they tend to look for stocks in different parts of the small-cap growth market.

For example, the Transamerica portion had a lower exposure to highly leveraged and highly volatile stocks, which helped, and was underweight to momentum stocks (stocks with near-term rapidly growing prices), which detracted from performance relative to the Index. The RS portion registered stronger performance through its higher exposure to momentum stocks and to stocks of companies poised for superior growth and profitability. But RS was overweight in micro-cap stocks, which hurt its performance.

With respect to the aggregate portfolio, industry factors had a positive impact on performance relative to the Index. Overweight positions to stocks in the Internet, oil services, and defense & aerospace industries had a positive effect on performance. An underweight position to clothing stores also helped. Factors regarding specific stocks also affected the portfolio’s performance. Holdings in the consumer cyclicals and the consumer services sectors detracted from performance, while the Portfolio benefited from stocks within the energy sector.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

14	THE TARGET PORTFOLIO TRUST

Small Capitalization Value Portfolio

The Small Capitalization Value Portfolio (Class T) posted an 8.04% total return for the 10-month period ended October 31, 2007*, which outperformed the 1.64% decline of the Russell 2000 Value Index (the Index) and the 7.00% total return of the Lipper Small-Cap Core Funds Average.

Small companies and firms may respond to economic trends differently. For example, some may occupy specific niches in which they are immune to economic cycles. Small companies and firms may respond to economic trends differently. For example, some may occupy specific niches in which they are immune to economic cycles. Also, some inexpensive stocks may be not be followed closely by analysts. Accordingly, small-cap managers can benefit from informational inefficiencies in the market. Research is critical and the Fund’s managers are chosen based on their experience and capabilities. The asset managers themselves may reach position-size limits they can hold in small firms. Consequently, that is why the Portfolio uses several managers. As subadvisers reach their capacity limits, we may add new subadvisers. In 2007, the Portfolio was managed by EARNEST Partners, LLC; Lee Munder Investments; JP Morgan Asset Management; NFJ Investment Group; and Vaughan Nelson Investment Management.

Investment style factors that helped the Portfolio’s performance included underweight holdings versus the Index in stocks with low price-to-book ratios. The book value of a company is generally calculated by total assets minus intangible assets (patents, goodwill) and liabilities. The Portfolio was also underweight in stocks with high dividend yields, stocks with high price volatility, and stocks in highly leveraged companies (those with relatively high levels of debt). Overweight positions versus the Index in momentum stocks (stocks with near-term rapidly growing prices) also benefited the Portfolio.

A higher exposure to the energy, basic materials, and industrials sectors augmented performance. The Portfolio also benefited from underweight positions in the financial and technology sectors. Significantly, not one sector had any meaningful negative impact on performance relative to the benchmark. Holdings in the freight transportation, electronic equipment, and food & beverage industries also helped overall performance.

On the negative side, the Portfolio’s exposure to larger stocks (those with capitalization rates higher than stocks in the Index) detracted from results. Additionally, the Portfolio’s holdings within the energy reserves industry and the construction and real property industry had a negative impact.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	15

Strategy and Performance Overview (continued)

International Equity Portfolio

The International Equity Portfolio (Class T) posted a 25.33% return for the 10-month reporting period ended October 31, 2007* that significantly outperformed the 17.60% return of the MSCI EAFE Index (the Index) and the 17.74% return of the Lipper International Large-Cap Value Funds Average.

The Portfolio was managed by LSV Asset Management and Thornburg Investment Management who were selected in part because of their complementary investment styles. LSV uses a quantitative deep value investment strategy and maintains a relatively large number of stocks in its portfolio. Thornburg uses traditional analysis of business fundamentals and a relative value strategy to select a portfolio with fewer and larger individual stock positions than LSV. Whereas LSV has no emerging market exposure, Thornburg may invest as much as 30% of its assets in that area. Emerging market stocks are not included in the Index.

The LSV segment posted a solid return but underperformed the Index. A turn in the market that favored firms with large market capitalizations began during the period and picked up steam from July through October, when a financial crisis tied to risky mortgages sent investors fleeing to shares of companies with consistent earnings growth. This posed a challenge for LSV. Its strategy typically creates a portfolio more heavily invested in companies with smaller market capitalizations whose shares have lower valuation multiples than those in the Index. These stocks fell out of favor. The LSV segment was also hurt by exposure to shares of U.K.-based companies mostly in the utilities, consumer staples, and financials sectors.

Thornburg’s strategy enabled its segment and the overall Portfolio to outperform the Index. It favored firms with higher valuations and higher earnings growth than those in the Index. These types of shares generally outperformed the broader stock market. In addition, the Thornburg segment benefited from its roughly 25% exposure to companies not included in the Index, of which about 18% were emerging market stocks. The segment benefited most from companies in Canada (excluded from the Index) and from an underweight exposure to firms in Japan (included in the Index). The Japanese stock market turned in a lackluster performance. However, some shares of Japanese firms held by the segment performed well, as did shares of companies in China and Hong Kong, both of which are not included in the Index.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

16	THE TARGET PORTFOLIO TRUST

International Bond Portfolio

The International Bond Portfolio (Class T) posted a 1.34% total return for the 10-month reporting period ended October 31, 2007*, which trailed the 3.71% total return of the Citigroup Non-U.S. World Government Bond Index (Hedged) (the Index) and the 7.21% total return of the Lipper International Income Funds Average. Pacific Investment Management Company LLC (PIMCO) managed the Portfolio.

What began early in the reporting period as concern about rising delinquencies and foreclosures on subprime mortgages (home loans made to less creditworthy borrowers) grew into a financial crisis in the summer that spread abroad from the United States. Many mortgage lenders went out of business; investor demand for all sorts of risky bonds dried up; and credit rating agencies downgraded mortgage-related securities worth billions of dollars. Conditions in the global bond markets improved as the Federal Reserve cut short-term interest rates in the summer and fall, but signs of financial stress remained as institutions continued to report large losses from securities linked to risky mortgages.

Exposure to mortgage-backed securities and bank loans detracted from the Portfolio’s return as these and other investments that carry more credit risk than ultra safe U.S. Treasury securities came under pressure in the volatile market environment. Similarly, the Portfolio had exposure to certain swap transactions that were also pressured, subtracting from its returns.

When the Fed cut rates, yields on shorter-term bonds, which are more sensitive to changes in monetary policy, declined more than yields on longer-term bonds. This caused the slope of the yield curve—a single line graph that depicts yields on bonds of the same type and credit quality from the shortest to the longest maturities—to become steeper. The Portfolio’s emphasis on shorter-term bonds in the U.S. and U.K. markets worked well as they outperformed longer-term bonds when the yield curve in both markets steepened. Exposure to select currencies of emerging market nations was another positive for the Portfolio as they strengthened versus a U.S. dollar weakened by declining interest rates.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	17

Strategy and Performance Overview (continued)

Total Return Bond Portfolio

The Total Return Bond Portfolio (Class T) posted a total return of 5.94% for the 10-month reporting period ended October 31, 2007*, which outperformed the 4.78% total return of the Lehman Brothers U.S. Aggregate Bond Index (the Index) and the 3.81% total return of the Lipper Corporate Debt BBB-Rated Funds Average. Pacific Investment Management Company LLC (PIMCO) manages the Portfolio.

The Portfolio’s performance was relatively stable, though conditions in the U.S. bond market turned volatile due to a crisis in bonds linked to subprime mortgages, home loans made to less creditworthy borrowers. In response to strains in the fixed income market in August, the Federal Reserve reduced the discount rate its charges banks to borrow from its discount window by a half point. In mid-September, it cut the discount rate and its target for the federal funds rate on overnight loans between banks by a half point. In late October, it lowered both rates by a quarter point.

The bond market turned in a mixed performance from January through July, but in the final three months of the period, bond prices generally rallied in response to the short-term rate cuts, as bonds prices move inversely to rates. The Portfolio was favorably positioned to benefit from the rally because it had a longer duration (a measure of sensitivity to changes in interest rates) than the Index. When the Fed cut rates, yields on shorter-term bonds, which are more sensitive to changes in monetary policy, declined more than yields on longer-term bonds. This caused the slope of the yield curve—a single line graph that depicts yields on bonds of the same type and credit quality from the shortest to the longest maturities—to become steeper. The Portfolio’s emphasis on shorter-term bonds in the U.S. market, and to a lesser extent in the U.K. market, worked well as they outperformed longer-term bonds.

In the U.S. market, investment-grade corporate bonds, high yield corporate “junk” bonds, and mortgage-backed securities underperformed comparable U.S. Treasury securities. Therefore, a smaller exposure than the Index to investment-grade corporate bonds helped the Portfolio, but a larger exposure than the Index to mortgage-backed securities hurt it, though this was partially offset by favorable security selection in the sector. Exposure to high yield bonds was another negative for the Portfolio.

In the foreign exchange markets, the Portfolio benefited from its currency exposure, particularly select currencies of emerging market nations. They strengthened versus a U.S. dollar weakened by the short-term rate cuts.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

18	THE TARGET PORTFOLIO TRUST

Intermediate-Term Bond Portfolio

The Intermediate-Term Bond Portfolio (Class T) posted a total return of 5.13% for the 10-month period ended October 31, 2007*, which was in line with the 5.12% total return of the Lehman Brothers Intermediate Government/Credit Index (the Index) and exceeded the 3.42% total return of the Lipper Intermediate Investment-Grade Debt Funds Average. Pacific Investment Management Company LLC (PIMCO) manages the Portfolio.

The Portfolio’s performance was relatively stable, though conditions in the U.S. bond market turned volatile due to a crisis in bonds linked to subprime mortgages, home loans made to less creditworthy borrowers. In response to strains in the fixed income market in August, the Federal Reserve reduced the discount rate it charges banks to borrow from its discount window by a half point. In mid-September, it cut the discount rate and its target for the federal funds rate on overnight loans between banks by a half point. In late October, it lowered both rates by a quarter point.

The bond market turned in a mixed performance from January through July, but in the final three months of the period, bond prices generally rallied in response to the short-term rate cuts, as bond prices move inversely to rates. PIMCO’s efforts to adjust the Portfolio’s duration (a measure of sensitivity to changes in interest rates) relative to the duration of the Index did not work well in the volatile interest-rate environment. When the Fed cut rates, yields on shorter-term bonds, which are more sensitive to changes in monetary policy, declined more than yields on longer-term bonds. This caused the slope of the yield curve—a single line graph that depicts yields on bonds of the same type and credit quality from the shortest to the longest maturities—to become steeper. The Portfolio’s focus on shorter-term bonds in the U.S. market, and to a lesser extent in the U.K. market, worked well as they outperformed longer-term bonds.

In the U.S. market, investment-grade corporate bonds, high yield corporate “junk” bonds, and mortgage-backed securities underperformed comparable U.S. Treasury securities. Therefore, a smaller exposure than the Index to investment-grade corporate bonds helped the Portfolio, but exposures to mortgage-backed securities and high yield bonds hurt it.

In the foreign exchange markets, the Portfolio benefited from its exposure to the euro and select currencies of emerging market nations. They strengthened versus a U.S. dollar weakened by the short-term rate cuts.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	19

Strategy and Performance Overview (continued)

Mortgage Backed Securities Portfolio

The Mortgage Backed Securities Portfolio (Class T) posted a 3.89% total return for the 10-month reporting period ended October 31, 2007*, which trailed the 4.77% total return of the Lehman Brothers Mortgage Backed Securities Index (the Index), but exceeded the 3.41% total return of the Lipper U.S. Mortgage Funds Average. Wellington Management, LLP, managed the Portfolio.

What began early in the reporting period as concern about rising delinquencies and foreclosures on subprime mortgages (home loans made to less creditworthy borrowers) grew into a financial crisis in the summer that spread abroad from the United States. Many mortgage lenders went out of business; investor demand for all sorts of risky bonds dried up; and credit rating agencies downgraded mortgage-related securities worth billions of dollars. Conditions in the bond markets improved as the Federal Reserve cut short-term interest rates in the summer and fall, but signs of financial stress remained as institutions continued to report large losses from securities linked to risky mortgages.

The Portfolio held a variety of mortgage-backed securities issued by a federal agency, or government-sponsored enterprises like the Federal National Mortgage Association, or so-called “private label” issuers such as units of investment banks. Losses on a credit default swap index, a type of derivative security comprised of 20 subprime mortgage-backed securities, was the primary reason the Portfolio underperformed the Index. It was also hurt by losses on adjustable-rate mortgage securities issued by a private entity, as higher quality securities were tainted by the subprime mortgage turmoil.

On a positive note, the largest contributor to the Portfolio’s return was its allocation to interest-only collateralized mortgage obligations, which give investors the right to interest cash flows of the underlying home loans. The Portfolio held these securities as Wellington Management correctly expected they would benefit from slower prepayments on mortgages. Wellington Management also helped the Portfolio by lengthening its duration, a measure of sensitivity to changes in interest rates. This enabled it to benefit more fully as bond prices generally rallied when rates fell in the last few months of the period. (Bond prices move inversely to rates.) A larger exposure to intermediate-term bonds than the Index also aided the Portfolio as the bonds performed well when the slope of the yield curve steepened. The yield curve is a single line graph that depicts yields on bonds of the same type and credit quality from the shortest to the longest maturities.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

20	THE TARGET PORTFOLIO TRUST

U.S. Government Money Market Portfolio

The U.S. Government Money Market Portfolio returned 4.04%* for the 10-month period ended October 31, 2007, which outperformed the 3.75% return of the Lipper U.S. Government Money Market Portfolio Funds Average. The Portfolio was subadvised by Wellington Management Company, LLP.

Two competing views of the U.S. economy and monetary policy held sway in the financial markets as the reporting period began. One view held that the Federal Reserve (the Fed) would soon ease monetary policy to reinvigorate economic growth. The other view held that the economic expansion, though slowing, remained solid, and that a continued threat of higher inflation made it less likely that the Fed would soon cut short-term interest rates.

The direction of monetary policy became clear during the summer after a crisis in debt securities tied to U.S. subprime mortgages (home loans made to borrowers with poor credit histories) began to rattle financial markets. Signs of distress in the credit markets in early August led the Fed, along with certain other central banks, to inject massive amounts of cash into their banking systems. In mid-August, the Fed reduced the discount rate it charges banks to borrow from its discount window by a half point. In mid-September, it cut the discount rate and its target for the federal funds rate on overnight loans between banks by a half point. Finally, in late October, both short-term rates were reduced another quarter point, which lowered the discount rate to 5.0% and the target for the federal funds rate to 4.5%.

The short-term debt market was not immune to the stress in the broader financial markets. Wellington Management’s conservative strategy insulated the Portfolio from volatility associated with riskier types of short-term investments. The Portfolio was largely invested in repurchase agreements, in which parties sell U.S. government securities to the Portfolio and later buy them back at an agreed upon price and time, thereby generating a fixed return of short duration for the Portfolio. The focus on repurchase agreements boosted the Portfolio’s liquidity. The remainder of its assets were invested in short-term bonds of federal agencies.

*Portfolio changed its fiscal year-end to October 31. Refer to the Portfolio’s previous annual report for performance information prior to January 1, 2007.

The Portfolio of Investments following this report shows the size of the Portfolio’s positions at period-end.

THE TARGET PORTFOLIO TRUST	21

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, TARGET program fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not reflect TARGET program fees. If TARGET program fees were included, the costs would be higher.

The example is based on an investment of $1,000 invested on May 1, 2007, at the beginning of the period, and held through the six-month period ended October 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

22	THE TARGET PORTFOLIO TRUST

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,109.00	1.14%	$6.06
Hypothetical	$1,000.00	$1,019.46	1.14%	$5.80
Class T
Actual	$1,000.00	$1,111.30	0.64%	$3.41
Hypothetical	$1,000.00	$1,021.98	0.64%	$3.26

Large Capitalization Value Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$998.70	1.17%	$5.89
Hypothetical	$1,000.00	$1,019.31	1.17%	$5.96
Class T
Actual	$1,000.00	$1,001.10	0.67%	$3.38
Hypothetical	$1,000.00	$1,021.83	0.67%	$3.41

THE TARGET PORTFOLIO TRUST	23

Fees and Expenses (continued)

Small Capitalization Growth Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,088.80	1.25%	$6.58
Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36
Class T
Actual	$1,000.00	$1,091.60	0.75%	$3.95
Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Small Capitalization Value Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,025.90	1.21%	$6.18
Hypothetical	$1,000.00	$1,019.11	1.21%	$6.16
Class T
Actual	$1,000.00	$1,028.60	0.71%	$3.63
Hypothetical	$1,000.00	$1,021.63	0.71%	$3.62

International Equity Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,147.30	1.29%	$6.98
Hypothetical	$1,000.00	$1,018.70	1.29%	$6.56
Class T
Actual	$1,000.00	$1,149.80	0.79%	$4.28
Hypothetical	$1,000.00	$1,021.22	0.79%	$4.02

International Bond Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,006.00	1.09%	$5.51
Hypothetical	$1,000.00	$1,019.71	1.09%	$5.55

24	THE TARGET PORTFOLIO TRUST

Total Return Bond Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,035.20	1.13%	$5.80
Hypothetical	$1,000.00	$1,019.51	1.13%	$5.75
Class T
Actual	$1,000.00	$1,036.50	0.63%	$3.23
Hypothetical	$1,000.00	$1,022.03	0.63%	$3.21

Intermediate-Term Bond Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,034.60	0.57%	$2.92
Hypothetical	$1,000.00	$1,022.33	0.57%	$2.91

Mortgage Backed Securities Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,019.60	1.79%	$9.11
Hypothetical	$1,000.00	$1,016.18	1.79%	$9.10

U.S. Government Money Market Portfolio	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,024.10	0.48%	$2.45
Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2007, and divided by 365 days to reflect the six-month period. Expenses presented in the table include the expenses of any underlying portfolios in which the Trust may invest.

THE TARGET PORTFOLIO TRUST	25

Portfolio of Investments As of October 31, 2007	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—99.4%

	COMMON STOCKS

	Aerospace & Defense—4.6%
23,105	Boeing Co.	$2,277,922
61,260	General Dynamics Corp.	5,572,209
56,446	Lockheed Martin Corp.	6,211,318
23,800	Northrop Grumman Corp.	1,990,156

		16,051,605

	Agriculture/Heavy Equipment—2.2%
8,900	Altria Group, Inc.	649,077
72,030	Monsanto Co.	7,032,289

		7,681,366

	Auto Related
2,400	ArvinMeritor, Inc.(a)	35,592

	Automobile Manufacturers—1.4%
8,200	Cummins, Inc.(a)	983,672
32,230	Toyota Motor Corp., ADR (Japan)	3,688,401

		4,672,073

	Automotive Parts
1,800	TRW Automotive Holdings Corp.*	53,442

	Beverages—3.2%
58,890	Coca-Cola Co. (The)	3,637,047
6,700	Hansen Natural Corp.*	455,600
91,705	Heinekin NV, ADR (Netherlands)	3,204,099
7,400	Molson Coors Brewing Co.(a)	423,502
1,900	Pepsi Bottling Group, Inc.	81,852
900	PepsiAmericas, Inc.	32,148
42,300	PepsiCo, Inc.	3,118,356

		10,952,604

	Biotechnology—2.1%
28,500	Amgen, Inc.*	1,656,135
1,500	Applera Corp. - Applied Biosystems Group	55,710
72,808	Genentech, Inc.*	5,397,257

		7,109,102

	Business Services—2.3%
19,200	Manpower, Inc.	1,435,008
34,201	MasterCard, Inc.	6,482,800

		7,917,808

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Cable Television—0.2%
26,038	DIRECTV Group, Inc. (The)*	$689,486

	Chemicals—1.3%
9,833	Air Products & Chemicals, Inc.	962,159
8,800	Celanese Corp.	369,248
500	Minerals Technologies, Inc.	35,110
37,625	Praxair, Inc.	3,216,185
1,000	Terra Industries, Inc.*(a)	36,890

		4,619,592

	Commercial Services—1.1%
35,000	Accenture Ltd. (Class A Stock)	1,366,750
31,701	Expedia, Inc.*(a)	1,035,355
35,300	Moody’s Corp.(a)	1,543,316

		3,945,421

	Commercial Services & Supplies—0.2%
29,800	Avis Budget Group*	621,926

	Communication Equipment—1.1%
100,817	Juniper Networks, Inc.*	3,629,412

	Computer Hardware—5.8%
47,121	Apple Computer, Inc.*	8,950,634
9,300	Cadence Design System, Inc.*	182,280
102,800	Dell, Inc.*	3,145,680
90,613	Hewlett-Packard Co.	4,682,880
17,500	International Business Machines Corp.(a)	2,032,100
39,900	Synopsys, Inc.*	1,127,574

		20,121,148

	Computer Services & Software—3.4%
23,600	Amazon.com, Inc.*(a)	2,103,940
2,000	Autodesk, Inc.*	97,800
249,790	Microsoft Corp.	9,194,770
7,500	Pitney Bowes, Inc.	300,300
4,500	Riverbed Technology, Inc.*	152,055

		11,848,865

	Computers—0.1%
10,300	Lexmark International, Inc. (Class A Stock)*	432,497

	Computers & Peripherals—0.4%
44,700	EMC Corp.*(a)	1,134,933
4,800	NCR Corp.*	132,432

		1,267,365

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Consumer Products & Services—0.7%
16,600	American Greetings Corp. (Class A Stock)(a)	$437,244
4,845	Proctor & Gamble Co.	336,824
27,900	UST, Inc.(a)	1,487,628

		2,261,696

	Diversified—0.6%
25,600	3M Co.	2,210,816

	Diversified Financial Services—0.5%
23,880	Morgan Stanley Dean Witter & Co.	1,606,169

	Diversified Machinery—0.1%
4,600	Ingersoll-Rand Co. Ltd. (Class A Stock)	231,610

	Diversified Manufacturing—0.7%
41,100	Honeywell International, Inc.	2,482,851

	Diversified Operations—0.2%
79,129	Tesco PLC (United Kingdom)	802,922

	Diversified Telecommunication Services—0.3%
22,100	Verizon Communications, Inc.	1,018,147

	Education—0.3%
9,200	ITT Educational Services, Inc.*	1,170,148

	Electrical Equipment—0.1%
4,600	Thomas & Betts Corp.*	257,646

	Electronic Components—2.8%
5,800	Adobe Systems, Inc.*	277,820
25,600	Avnet, Inc.*	1,068,032
13,700	Energizer Holdings, Inc.*	1,428,910
61,550	NVIDIA Corp.*(a)	2,177,639
34,500	Raytheon Co.	2,194,545
70,665	Reliant Energy, Inc.*	1,944,701
7,900	Waters Corp.*	608,142
500	WW Grainger, Inc.	44,960

		9,744,749

	Energy Equipment & Services—1.0%
29,400	GlobalSantaFe Corp. (Cayman Islands)	2,382,282
14,500	Holly Corp.	910,600
100	Tidewater, Inc.(a)	5,467

		3,298,349

	Entertainment & Leisure—1.8%
47,394	Las Vegas Sands, Inc.*(a)	6,307,194

	Equipment Services—0.9%
1,400	Gen-Probe, Inc.*	98,028
2,400	Genuine Parts Co.	117,768

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Equipment Services (cont’d.)
24,575	Transocean, Inc.*(a)	$2,933,518

		3,149,314

	Financial—Bank & Trust—3.4%
31,100	Bank of New York Mellon Corp. (The)	1,519,235
117,500	China Merchants Bank Co. Ltd. (China)	605,863
7,015,000	Industrial & Commercial Bank of China (Hong Kong)	6,700,118
87,503	Wells Fargo & Co.	2,975,977

		11,801,193

	Financial—Securities/Asset Management
2,600	Federated Investors, Inc.	111,800

	Financial Services—4.5%
5,640	Ameriprise Financial, Inc.	355,207
23,000	Discover Financial Services LLC	443,900
38,622	Goldman Sachs Group, Inc.	9,575,166
30,500	JPMorgan Chase & Co.	1,433,500
57,029	Lehman Brothers Holdings, Inc.	3,612,217
3,600	SLM Corp.	169,776
1,300	T. Rowe Price Group, Inc.	83,512

		15,673,278

	Food Products—0.2%
14,700	Kroger Co. (The)	432,033
3,900	Sysco Corp.	133,731

		565,764

	Foods—0.5%
6,700	General Mills, Inc.	386,791
3,100	SUPERVALU, Inc.	120,125
78,200	Tyson Foods, Inc. (Class A Stock)	1,235,560

		1,742,476

	Healthcare Equipment & Supplies—0.3%
15,000	Eli Lilly & Co.	812,250
2,400	Zimmer Holdings, Inc.*	166,776

		979,026

	Healthcare Providers & Services—0.5%
32,800	CIGNA Corp.	1,721,672

	Healthcare Services—3.5%
19,200	Abbott Laboratories	1,048,704
32,400	AmerisourceBergen Corp.	1,526,364
24,100	Biogen Idec, Inc.*	1,794,004
3,200	Humana, Inc.*	239,840

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Healthcare Services (cont’d.)
2,800	Laboratory Corp. of America Holdings*	$192,500
147,491	UnitedHealth Group, Inc.	7,249,183

		12,050,595

	Hospitals/Hospital Management—0.2%
8,700	Kinetic Concepts, Inc.*(a)	522,870

	Hotels & Motels—4.2%
48,716	MGM Mirage*	4,462,873
7,030	Station Casinos, Inc.	631,294
57,760	Wynn Resorts Ltd.	9,324,197

		14,418,364

	Hotels, Restaurants & Leisure—2.6%
400	Carnival Corp.(a)	19,192
20,300	Marriott International, Inc. (Class A Stock)	834,533
135,166	McDonald’s Corp.	8,069,410

		8,923,135

	Industrial Conglomerates—0.3%
33,500	Tyco Electronics Ltd.	1,194,945

	Insurance—0.1%
6,911	MBIA, Inc.(a)	297,449

	Internet & Catalog Retail—0.1%
8,800	eBay, Inc.*(a)	317,680
500	WebMD Health Corp. (Class A Stock)	22,985

		340,665

	Internet Services—2.7%
9,153	Google, Inc. (Class A Stock)*	6,471,171
96,900	Symantec Corp.*	1,819,782
1,300	Valueclick, Inc.*(a)	35,347
25,300	Verisign, Inc.*	862,477

		9,188,777

	Machinery—0.3%
12,900	Rockwell Automation, Inc.	888,552

	Machinery & Equipment—0.6%
34,100	AGCO Corp.*(a)	2,035,088
1,300	Crane Co.	61,672

		2,096,760

	Media—2.8%
66,550	CBS Corp. (Class B Stock)(a)	1,909,985
171,625	Comcast Corp. (Class A Stock)*(a)	3,612,706
1,200	Idearc, Inc.	32,376
111,900	Time Warner, Inc.	2,043,294

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Media (cont’d.)
63,400	Walt Disney Co. (The)	$2,195,542

		9,793,903

	Medical Products—0.1%
6,800	Health Net, Inc.*	364,548

	Medical Supplies & Equipment—0.6%
2,100	Invitrogen Corp.*	190,827
12,400	Johnson & Johnson	808,108
2,900	Medtronic, Inc.	137,576
23,300	St. Jude Medical, Inc.*	949,009

		2,085,520

	Metals & Mining—1.5%
7,500	AK Steel Holding Corp.*	375,975
7,800	Cleveland-Cliffs, Inc.	746,070
19,671	Freeport-Mcmoran Copper & Gold, Inc.	2,314,883
200	Newmont Mining Corp.	10,172
4,500	Precision Castparts Corp.	674,145
7,500	Southern Copper Corp.	1,047,750

		5,168,995

	Miscellaneous Manufacturers—0.4%
18,900	Goodyear Tire & Rubber Co.	569,835
8,800	SPX Corp.	891,440

		1,461,275

	Oil, Gas & Consumable Fuels—5.9%
8,500	Anadarko Petroleum Corp.	501,670
12,088	Cameron International Corp.*	1,176,888
500	ChevronTexaco Corp.	45,755
31,191	Devon Energy Corp.	2,913,239
17,800	Dresser-Rand Group, Inc.*	688,860
43,900	Exxon Mobil Corp.	4,038,361
1,300	Frontier Oil Corp.	59,527
24,800	Global Industries Ltd.*	610,576
20,900	Halliburton Co.(a)	823,878
16,600	Patterson-UTI Energy, Inc.	331,004
16,186	Petroleo Brasileiro SA (Brazil)	1,547,867
600	Pioneer Natural Resources Co.(a)	30,612
72,677	Schlumberger Ltd.	7,018,418
17,600	Western Refining, Inc.	645,568

		20,432,223

	Pharmaceuticals—4.6%
51,256	Amylin Pharmaceuticals, Inc.*(a)	2,307,545
4,300	Dade Behring Holdings, Inc.	330,799

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Pharmaceuticals (cont’d.)
61,300	Gilead Sciences, Inc.*	$2,831,447
26,300	Medco Health Solutions*	2,482,194
49,953	Merck & Co., Inc.	2,910,262
9,700	Millennium Pharmaceuticals, Inc.*	114,654
8,200	Perkinelmer, Inc.	225,664
76,200	Pfizer, Inc.	1,875,282
83,583	Schering-Plough Corp.	2,550,953
11,300	Watson Pharmaceuticals, Inc.*(a)	345,328

		15,974,128

	Real Estate Investment Trust—Apartment
400	Avalonbay Communities, Inc.	49,060

	Real Estate Investment Trusts—1.1%
4,500	Amb Property Corp.	294,075
600	Federal Realty Investment Trust	52,932
6,800	General Growth Properties, Inc.	369,648
12,500	Istar Financial, Inc.(a)	381,375
8,100	Jones Lang Lasal, Inc.	772,173
9,200	Kilroy Realty Corp.	598,368
2,600	Plum Creek Timber Co.	116,142
16,000	ProLogis	1,147,840
1,400	Regency Centers Corp.	100,072
1,300	Ventas, Inc.	55,757

		3,888,382

	Restaurants—2.1%
176,064	Yum! Brands, Inc.	7,090,097

	Retail & Merchandising—3.1%
9,800	AutoNation, Inc.*(a)	173,362
4,200	Big Lots, Inc.*(a)	100,716
62,265	CVS Corp.	2,600,809
1,900	Darden Restaurants, Inc.	81,700
19,900	Gamestop Corp.*	1,178,478
14,900	Home Depot, Inc. (The)	469,499
127,866	Lowe’s Cos., Inc.	3,438,317
49,500	Radioshack Corp.(a)	1,020,690
13,000	Sotheby’s(a)	704,210
22,800	Wal-Mart Stores, Inc.	1,030,788

		10,798,569

	Schools—0.1%
3,900	Apollo Group, Inc.*(a)	309,114
3,200	Career Education Corp.*	114,368

		423,482

	Semiconductors—3.0%
297,486	Intel Corp.	8,002,373
19,000	Novellus Systems, Inc.*	539,790

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Semiconductors (cont’d.)
55,600	Texas Instruments, Inc.	$1,812,560
3,100	Varian Semiconductor Equipment Associates, Inc.*	142,662

		10,497,385

	Semiconductors & Semiconductor Equipment—0.4%
34,700	Analog Devices, Inc.	1,161,062
11,900	Teradyne, Inc.*(a)	146,846

		1,307,908

	Software—0.2%
25,900	CA, Inc.	685,055

	Telecommunication Services—1.4%
119,561	AT&T, Inc.	4,996,454

	Telecommunications—6.0%
4,600	Adtran, Inc.	110,722
61,610	America Movil SA de CV, ADR (Mexico)	4,028,678
132,000	China Mobile Ltd. (Hong Kong)	2,728,898
308,546	Cisco Systems, Inc.*	10,200,531
3,600	Embarq Corp.	190,512
13,400	Garmin Ltd.	1,439,160
15,800	RF Micro Devices, Inc.*	98,276
103,707	Sprint Nextel Corp.	1,773,389
900	Telephone & Data Systems, Inc.	62,820

		20,632,986

	Thrifts & Mortgage Finance—0.8%
46,892	Fannie Mae	2,674,720

	Transportation—1.6%
20,266	FedEx Corp.	2,094,289
24,900	J.B. Hunt Transport Services, Inc.(a)	690,228
2,600	Overseas Shipholding Group, Inc.	193,440
2,900	Ryder System, Inc.	138,765
14,408	Union Pacific Corp.	1,844,800
5,600	United Parcel Service, Inc. (Class B Stock)	420,560

		5,382,082

	Utilities—0.3%
11,300	Duke Energy Corp.	216,621
4,900	McDermott International, Inc.*	299,194
11,900	NRG Energy, Inc.*(a)	543,354

		1,059,169

	TOTAL LONG-TERM INVESTMENTS (cost $269,288,200)	343,474,177

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	SHORT-TERM INVESTMENT—10.8%

	Affiliated Money Market Mutual Fund
37,380,017	Dryden Core Investment Fund—Taxable Money Market Series (cost $37,380,017; includes $36,039,826 of cash collateral for securities on loan)(b)(w)	$37,380,017

	TOTAL INVESTMENTS(o)—110.2% (cost $306,668,217; Note 5)	380,854,194
	Liabilities in excess of other assets(x)—(10.2%)	(35,154,171)

	NET ASSETS—100%	$345,700,023

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $34,812,473; cash collateral of $36,039,826 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of October 31, 2007, 3 securities representing $10,034,879 and 2.9% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:

Open futures contract outstanding at October 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date		Value at October 31, 2007	Unrealized Appreciation
Long Position:
12	S&P 500 EMINI	Dec 07	$927,574	(1)	$932,940	$5,366

(1)	Cash of $28,350 has been deposited with the broker to cover margin requirements for futures contracts opened.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2007 were as follows:

Affiliated Money Market Mutual Fund (10.4% represents investments purchased with collateral from securities on loan)	10.8%
Telecommunications	6.0
Oil, Gas & Consumable Fuels	5.9
Computer Hardware	5.8
Aerospace & Defense	4.6
Pharmaceuticals	4.6
Financial Services	4.5
Hotels & Motels	4.2
Healthcare Services	3.5
Computer Services & Software	3.4
Financial—Bank & Trust	3.4
Beverages	3.2
Retail & Merchandising	3.1
Semiconductors	3.0

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	35

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Industry (cont’d.)
Media	2.8%
Electronic Components	2.8
Internet Services	2.7
Hotels, Restaurants & Leisure	2.6
Business Services	2.3
Agriculture/Heavy Equipment	2.2
Biotechnology	2.1
Restaurants	2.1
Entertainment & Leisure	1.8
Transportation	1.6
Metals & Mining	1.5
Telecommunication Services	1.4
Automobile Manufacturers	1.4
Chemicals	1.3
Commercial Services	1.1
Real Estate Investment Trusts	1.1
Communication Equipment	1.1
Energy Equipment & Services	1.0
Equipment Services	0.9
Thrifts & Mortgage Finance	0.8
Diversified Manufacturing	0.7
Consumer Products & Services	0.7
Diversified	0.6
Machinery & Equipment	0.6
Medical Supplies & Equipment	0.6
Foods	0.5
Healthcare Providers & Services	0.5
Diversified Financial Services	0.5
Miscellaneous Manufacturers	0.4
Semiconductors & Semiconductor Equipment	0.4
Computers & Peripherals	0.4
Industrial Conglomerates	0.3
Education	0.3
Utilities	0.3
Diversified Telecommunication Services	0.3
Healthcare Equipment & Supplies	0.3
Machinery	0.3
Diversified Operations	0.2
Cable Television	0.2
Software	0.2
Commercial Services & Supplies	0.2
Food Products	0.2
Hospitals/Hospital Management	0.2
Computers	0.1
Schools	0.1
Medical Products	0.1
Internet & Catalog Retail	0.1

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Insurance	0.1%
Electrical Equipment	0.1
Diversified Machinery	0.1

110.2
Liabilities in excess of other assets	(10.2)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Large Capitalization Value Portfolio	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.7%

	COMMON STOCKS

	Aerospace & Defense—2.2%
4,300	General Dynamics Corp.	$391,128
5,200	Goodrich Corp.	362,232
2,700	Lockheed Martin Corp.	297,108
68,300	Northrop Grumman Corp.	5,711,246
27,900	United Technologies Corp.	2,136,861

		8,898,575

	Apparel—0.4%
48,500	Jones Apparel Group, Inc.(a)	1,015,590
9,300	NIKE, Inc. (Class B Stock)	616,218

		1,631,808

	Auto Components—1.0%
55,900	Johnson Controls, Inc.(a)	2,443,948
26,100	Paccar, Inc.	1,450,116

		3,894,064

	Automobiles—0.6%
35,000	General Motors Corp.(a)	1,371,650
17,300	Harley-Davidson, Inc.(a)	890,950

		2,262,600

	Banks—0.4%
11,600	Colonial BancGroup, Inc. (The)	222,488
26,000	Sovereign Bancorp, Inc.	375,180
15,800	SunTrust Banks, Inc.	1,147,080

		1,744,748

	Beverages—0.6%
23,900	Anheuser-Busch Cos., Inc.	1,225,592
19,000	Coca-Cola Enterprises, Inc.	1,173,440

		2,399,032

	Biotechnology—0.2%
11,300	Amgen, Inc.*	656,643

	Building Materials—0.2%
39,100	Masco Corp.	941,528

	Capital Markets—1.2%
74,600	Morgan Stanley Dean Witter & Co.	5,017,596

	Chemicals—3.5%
9,600	Air Products & Chemicals, Inc.	939,360
139,700	Dow Chemical Co. (The)	6,292,088

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Chemicals (cont’d.)
41,500	Eastman Chemical Co.	$2,763,485
19,700	PPG Industries, Inc.(a)	1,472,378
10,400	Praxair, Inc.	888,992
37,100	Rohm & Haas Co.	1,924,748

		14,281,051

	Commercial Banks—7.8%
233,386	Bank of America Corp.	11,267,876
13,400	BB&T Corp.	495,398
21,000	Capital One Financial Corp.	1,377,390
5,900	Hudson City Bancorp, Inc.	92,394
15,400	National City Corp.	373,450
151,600	Regions Financial Corp.	4,111,392
76,000	U.S. Bancorp	2,520,160
7,600	UnionBanCal Corp.	410,476
181,400	Wachovia Corp.	8,295,422
71,200	Wells Fargo & Co.	2,421,512
3,500	Zions Bancorp	206,885

		31,572,355

	Computers & Peripherals—1.2%
4,500	Affiliated Computer Services, Inc. (Class A Stock)*	227,970
53,300	Hewlett-Packard Co.	2,754,544
13,100	International Business Machines Corp.(a)	1,521,172
24,700	Sun Microsystems, Inc.*	141,037

		4,644,723

	Conglomerates
200	Textron, Inc.	13,842

	Consumer Products—0.8%
44,100	Procter & Gamble Co.	3,065,832

	Diversified Financial Services—3.9%
26,800	CIT Group, Inc.	944,432
253,100	Citigroup, Inc.(a)	10,604,890
3,400	Goldman Sachs Group, Inc.	842,928
47,400	JPMorgan Chase & Co.	2,227,800
12,400	Lehman Brothers Holdings, Inc.	785,416

		15,405,466

	Diversified Machinery—0.1%
5,600	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	281,960

	Diversified Telecommunication Services—2.5%
65,100	Sprint Nextel Corp.	1,113,210
195,200	Verizon Communications, Inc.	8,992,864

		10,106,074

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Electric—Integrated—0.2%
54,100	Sierra Pacific Resources	$912,667

	Electric Utilities—4.9%
46,000	American Electric Power Co., Inc.	2,217,660
67,500	CMS Energy Corp.	1,145,475
14,500	Dominion Resources, Inc.	1,328,635
22,100	DTE Energy Co.	1,096,160
200	Dynegy, Inc.*	1,842
90,700	Edison International	5,274,205
12,500	Entergy Corp.	1,498,375
31,900	Exelon Corp.	2,640,682
39,000	FirstEnergy Corp.	2,718,300
18,100	FPL Group, Inc.(a)	1,238,402
31,300	Xcel Energy, Inc.(a)	705,815

		19,865,551

	Energy Equipment & Services—0.5%
50,000	Halliburton Co.(a)	1,971,000

	Exchange Traded Fund—0.2%
10,950	iShares Russell 1000 Value Index Fund	941,153

	Finance
300	CME Group, Inc.	199,875

	Financial - Bank & Trust—1.6%
46,900	Bank of New York Mellon Corp. (The)	2,291,065
26,100	Comerica, Inc.(a)	1,218,348
26,100	State Street Corp.	2,081,997
37,100	TCF Financial Corp.	844,767

		6,436,177

	Financial Services—0.1%
29,300	TD Ameritrade Holding Corp.*	560,802

	Food & Staples Retailing—1.0%
34,600	Safeway, Inc.	1,176,400
66,100	Wal-Mart Stores, Inc.	2,988,381

		4,164,781

	Food Products—1.4%
73,600	Archer Daniels Midland Co.	2,633,408
8,700	Campbell Soup Co.	321,726
73,800	Kraft Foods, Inc. (Class A Stock)	2,465,658
5,000	Sysco Corp.	171,450

		5,592,242

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Foods—0.5%
22,300	General Mills, Inc.	$1,287,379
16,700	SUPERVALU, Inc.	647,125

		1,934,504

	Gas & Pipeline Utilities—0.3%
35,200	Northeast Utilities	1,085,216

	Healthcare Equipment & Supplies —0.4%
5,200	Sepracor, Inc.*(a)	143,208
30,700	Wyeth	1,492,941

		1,636,149

	Healthcare Providers & Services—1.1%
11,400	Aetna, Inc.	640,338
50,900	CIGNA Corp.	2,671,741
12,800	WellPoint, Inc.*	1,014,144

		4,326,223

	Healthcare—Products—0.4%
41,825	Covidien Ltd. (Bermuda)	1,739,920

	Home Builders—0.2%
4,800	KB Home	132,672
34,500	Toll Brothers, Inc.*(a)	790,395

		923,067

	Hotels, Restaurants & Leisure—1.4%
36,100	Carnival Corp.(a)	1,732,078
46,100	McDonald’s Corp.	2,752,170
6,900	Starwood Hotels & Resorts Worldwide, Inc.	392,334
21,800	Wyndham Worldwide Corp.	715,694

		5,592,276

	Household Durables—1.1%
37,100	Centex Corp.	929,726
13,600	Fortune Brands, Inc.	1,139,272
91,200	Lennar Corp. (Class A Stock)	2,083,920
7,280	Lennar Corp. (Class B Stock)	155,064

		4,307,982

	Household Products—0.6%
35,900	Kimberly-Clark Corp.	2,544,951

	Industrial Conglomerates—4.0%
13,700	3M Co.	1,183,132
237,300	General Electric Co.	9,767,268
95,425	Tyco Electronics Ltd. (Bermuda)	3,403,810
47,625	Tyco International Ltd. (Bermuda)	1,960,721

		16,314,931

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Industrial Machinery—0.2%
7,600	Eaton Corp.	$703,608

	Industrial Products—0.3%
23,500	Dover Corp.	1,081,000

	Insurance—9.3%
13,900	AFLAC, Inc.	872,642
90,900	Allstate Corp. (The)	4,763,160
21,400	Ambac Financial Group, Inc.(a)	788,162
25,200	American International Group, Inc.	1,590,624
18,600	Assurant, Inc.	1,086,984
25,800	AXIS Capital Holdings Ltd. (Bermuda)	1,025,292
15,300	Chubb Corp.	816,255
90,700	Genworth Financial, Inc.	2,476,110
21,000	Hanover Insurance Group, Inc. (The)	967,470
15,400	Hartford Financial Services Group, Inc. (The)	1,494,262
12,400	Lincoln National Corp.	773,388
34,200	MBIA, Inc.(a)	1,471,968
104,470	MetLife, Inc.(a)	7,192,759
1,800	MGIC Investment Corp.	34,848
8,900	Protective Life Corp.	381,543
17,100	RenaissanceRe Holdings Ltd. (Bermuda)	997,614
135,700	Travelers Cos., Inc. (The)	7,084,897
91,700	Unum Group	2,140,278
10,200	WR Berkely Corp.	306,918
18,200	XL Capital Ltd. (Class A Stock) (Bermuda)	1,309,490

		37,574,664

	Internet & Catalog Retail
2,300	eBay, Inc.*	83,030

	IT Services—0.8%
150,300	Electronic Data System Corp.	3,244,977

	Machinery—0.7%
12,800	Caterpillar, Inc.	955,008
10,400	Deere & Co.	1,610,960
2,500	Rockwell Automation, Inc.	172,200

		2,738,168

	Media—3.0%
116,800	CBS Corp. (Class B Stock)(a)	3,352,160
49,000	Gannett Co., Inc.(a)	2,078,090
60,600	Idearc, Inc.	1,634,988
83,100	News Corp. (Class A Stock)	1,800,777
4,500	Time Warner, Inc.	82,170

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Media (cont’d.)
88,200	Walt Disney Co. (The)	$3,054,366

		12,002,551

	Metals & Mining—2.5%
90,200	Alcoa, Inc.	3,571,018
31,000	Freeport-McMoRan Copper & Gold, Inc.	3,648,080
22,900	Nucor Corp.	1,420,258
12,200	United States Steel Corp.	1,316,380

		9,955,736

	Miscellaneous Manufacturers—0.1%
8,100	Illinois Tool Works, Inc.	463,806

	Multi-Line Retail—0.3%
3,100	Abercrombie & Fitch Co. (Class A Stock)	245,520
9,900	J.C. Penney Co., Inc.	556,776
6,700	Kohl’s Corp.*	368,299

		1,170,595

	Multi-Utilities & Unregulated Power—0.1%
13,300	SCANA Corp.	539,847

	Networking Equipment
4,300	Juniper Networks, Inc.*	154,800

	Oil & Gas—1.2%
60,000	GlobalSantaFe Corp.	4,861,800

	Oil, Gas & Consumable Fuels—12.2%
57,400	Apache Corp.	5,958,694
44,100	ChevronTexaco Corp.	4,035,591
91,900	ConocoPhillips	7,807,824
18,400	Devon Energy Corp.	1,718,560
13,100	EOG Resources, Inc.	1,160,660
105,000	Exxon Mobil Corp.	9,658,950
107,700	Marathon Oil Corp.	6,368,301
40,900	Occidental Petroleum Corp.	2,824,145
16,500	Patterson-UTI Energy, Inc.(a)	329,010
17,000	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)	1,483,250
16,100	Sunoco, Inc.	1,184,960
69,000	Valero Energy Corp.	4,859,670
30,500	XTO Energy, Inc.	2,024,590

		49,414,205

	Paper & Forest Products—0.3%
102,900	Domtar Corp. (Canada)*	882,882
2,800	Weyerhauser Co.	212,548

		1,095,430

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Pharmaceuticals—5.8%
20,100	Abbott Laboratories	$1,097,862
21,500	AstraZeneca PLC, ADR (United Kingdom)	1,055,650
18,800	Bristol-Myers Squibb Co.	563,812
31,800	Eli Lilly & Co.	1,721,970
61,800	Johnson & Johnson	4,027,506
90,600	Merck & Co., Inc.	5,278,356
311,900	Pfizer, Inc.	7,675,859
66,500	Schering-Plough Corp.	2,029,580

		23,450,595

	Railroads & Equipment—0.5%
40,100	Norfolk Southern Corp.	2,071,165

	Real Estate Investment Trusts—1.7%
900	Alexandria Real Estate Equities, Inc.(a)	92,826
2,700	Apartment Investment & Management Co. (Class A Stock)(a)	126,171
2,400	Boston Properties, Inc.(a)	260,016
13,900	Duke Realty Corp.	446,885
21,400	Hospitality Properties Trust(a)	847,440
10,500	Host Hotels & Resorts, Inc.	232,680
44,300	ProLogis	3,178,082
7,800	Public Storage, Inc.	631,566
1,000	Simon Property Group, Inc.(a)	104,110
2,700	Ventas, Inc.(a)	115,803
6,000	Vornado Realty Trust(a)	670,320

		6,705,899

	Retail & Merchandising—1.2%
41,800	AutoNation, Inc.*(a)	739,442
10,100	Colgate-Palmolive Co.	770,327
14,200	CVS Caremark Corp.	593,134
12,000	Family Dollar Stores, Inc.(a)	304,200
80,700	Gap, Inc. (The)	1,525,230
31,400	Macy’s, Inc.	1,005,742
1,300	Target Corp.	79,768

		5,017,843

	Road & Rail—0.4%
17,000	Burlington Northern Santa Fe Corp.	1,481,550

	Semiconductors & Semiconductor Equipment—0.2%
8,600	Altera Corp.(a)	168,732
28,000	LSI Corp.*(a)	184,800
17,300	Xilinx, Inc.(a)	422,120

		775,652

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Software—2.4%
47,700	BMC Software, Inc.*	$1,614,168
148,258	CA, Inc.(a)	3,921,424
113,200	Microsoft Corp.	4,166,892

		9,702,484

	Specialty Retail—1.0%
1,700	Autozone, Inc.*	211,497
98,611	Home Depot, Inc. (The)	3,107,233
7,100	Ross Stores, Inc.	191,842
20,300	Staples, Inc.	473,802

		3,984,374

	Telecommunication Services—3.2%
282,300	AT&T, Inc.	11,797,317
32,800	Corning, Inc.	796,056
5,900	QUALCOMM, Inc.	252,107

		12,845,480

	Telecommunications—0.3%
26,000	Cisco Systems, Inc.*	859,560
11,700	Crown Castle International Corp.*(a)	480,519

		1,340,079

	Thrifts & Mortgage Finance—2.6%
25,500	Countrywide Financial Corp.(a)	395,760
13,500	Fannie Mae	770,040
98,000	Freddie Mac	5,118,540
146,300	Washington Mutual, Inc.	4,078,844

		10,363,184

	Tobacco—1.8%
98,600	Altria Group, Inc.	7,190,898

	Transportation—0.1%
11,500	Royal Caribbean Cruises Ltd. (Liberia)(a)	493,120

	TOTAL LONG-TERM INVESTMENTS (cost $327,919,638)	398,373,904

	SHORT-TERM INVESTMENT—12.1%

	Affiliated Money Market Mutual Fund
48,943,894	Dryden Core Investment Fund—Taxable Money Market Series (cost $48,943,894; includes $46,163,631 of cash collateral for securities on loan)(b)(w)	48,943,894

	TOTAL INVESTMENTS—110.8% (cost $376,863,532; Note 5)	447,317,798
	Liabilities in excess of other assets—(10.8%)	(43,459,979)

	NET ASSETS—100%	$403,857,819

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

The following abbreviation is used in portfolio descriptions:

ADR—American	Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $44,771,953; cash collateral of $46,163,631 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2007 were as follows:

Oil, Gas & Consumable Fuels	12.2%
Affiliated Money Market Mutual Fund (11.4% represents investments purchased with collateral from securities on loan)	12.1
Insurance	9.3
Commercial Banks	7.8
Pharmaceuticals	5.8
Electric Utilities	4.9
Industrial Conglomerates	4.0
Diversified Financial Services	3.9
Chemicals	3.5
Telecommunication Services	3.2
Media	3.0
Thrifts & Mortgage Finance	2.6
Diversified Telecommunication Services	2.5
Metals & Mining	2.5
Software	2.4
Aerospace & Defense	2.2
Tobacco	1.8
Real Estate Investment Trusts	1.7
Financial—Bank & Trust	1.6
Hotels, Restaurants & Leisure	1.4
Food Products	1.4
Capital Markets	1.2
Retail & Merchandising	1.2
Oil & Gas	1.2
Computers & Peripherals	1.2
Healthcare Providers & Services	1.1
Household Durables	1.1
Food & Staples Retailing	1.0
Specialty Retail	1.0
Auto Components	1.0
IT Services	0.8
Consumer Products	0.8
Machinery	0.7
Household Products	0.6

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Beverages	0.6%
Automobiles	0.6
Railroads & Equipment	0.5
Energy Equipment & Services	0.5
Foods	0.5
Banks	0.4
Healthcare—Products	0.4
Healthcare Equipment & Supplies	0.4
Apparel	0.4
Road & Rail	0.4
Telecommunications	0.3
Multi-Line Retail	0.3
Paper & Forest Products	0.3
Gas & Pipeline Utilities	0.3
Industrial Products	0.3
Building Materials	0.2
Exchange Traded Fund	0.2
Home Builders	0.2
Electric—Integrated	0.2
Semiconductors & Semiconductor Equipment	0.2
Industrial Machinery	0.2
Biotechnology	0.2
Financial Services	0.1
Multi-Utilities & Unregulated Power	0.1
Transportation	0.1
Miscellaneous Manufacturers	0.1
Diversified Machinery	0.1

110.8
Liabilities in excess of other assets	(10.8)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Small Capitalization Growth Portfolio	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.3%

	COMMON STOCKS

	Aerospace—2.6%
65,224	AAR Corp.*(a)	$2,090,429
23,720	Aerovironment, Inc.*	610,316
26,010	BE Aerospace, Inc.*	1,292,957

		3,993,702

	Aerospace & Defense—1.5%
16,700	HEICO Corp.(a)	909,148
33,410	Orbital Sciences Corp.*(a)	852,957
36,100	Smith & Wesson Holding Corp.*(a)	436,449

		2,198,554

	Automotive Parts—0.5%
37,310	Amerigon, Inc.*	732,768

	Banks—0.9%
40,595	Signature Bank*(a)	1,386,319

	Biotechnology—1.1%
29,696	Illumina, Inc.*(a)	1,667,430

	Broadcasting—0.9%
55,130	DG FastChannel, Inc.*	1,355,647

	Business Services—0.5%
28,450	GSI Commerce, Inc.*	810,540

	Capital Markets—0.6%
54,451	Thomas Weisel Partners Group, Inc.*(a)	866,315

	Clothing & Apparel—1.6%
55,730	Iconix Brand Group, Inc.*	1,273,430
37,176	Volcom, Inc.*(a)	1,087,398

		2,360,828

	Commercial Services—5.9%
35,560	Barrett Business Services, Inc.	604,164
58,168	CoStar Group, Inc.*(a)	3,344,660
33,780	CRA International, Inc.*	1,749,129
21,530	FirstService Corp. (Canada)*	817,709
25,780	Rollins, Inc.(a)	782,939
17,740	Steiner Leisure Ltd.*	797,945
25,320	Team, Inc.*	815,051

		8,911,597

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Computer Networking—0.5%
22,430	Atheros Communications, Inc.*	$787,293

	Computer Services & Software—6.3%
14,110	Advent Software, Inc.*(a)	780,706
13,900	Concur Technologies, Inc.*	500,956
17,966	Double-Take Software, Inc.*	428,130
54,880	FalconStor Software, Inc.*	769,966
114,618	Informatica Corp.*(a)	1,957,676
27,283	Omniture, Inc.*(a)	931,987
47,601	Polypore International, Inc.*(a)	816,833
60,530	PROS Holdings, Inc.*	1,088,330
17,740	Riverbed Technology, Inc.*	599,435
22,320	The9 Ltd., ADR (Cayman Islands)*(a)	708,660
34,970	THQ, Inc.*	947,337

		9,530,016

	Consumer Products & Services—1.6%
48,847	Bare Escentials, Inc.*(a)	1,206,521
4,910	Chattem, Inc.*(a)	364,813
43,580	FGX International Holdings Ltd. (British Virgin Islands)*	745,218
3,760	Ulta Salon, Cosmetics & Fragrance, Inc.*	128,592

		2,445,144

	Education—1.1%
30,880	DeVry, Inc.	1,688,827

	Electronic Components—2.9%
44,209	Coherent, Inc.*(a)	1,450,055
24,910	Digital River, Inc.*(a)	1,321,725
22,650	FEI Co.*(a)	657,076
39,720	Mellanox Technologies Ltd. (Israel)*	937,789

		4,366,645

	Energy Equipment & Services—0.6%
14,226	Lufkin Industries, Inc.(a)	845,878

	Entertainment & Leisure—4.0%
43,090	Allegiant Travel Co.*	1,552,102
13,410	Life Time Fitness, Inc.*(a)	813,182
45,360	Scientific Games Corp. (Class A Stock)*(a)	1,639,764
152,123	Shuffle Master, Inc.*(a)	2,081,043

		6,086,091

	Financial—Bank & Trust—0.3%
13,684	Heartland Payment Systems, Inc.(a)	410,520

	Financial Services—9.3%
60,550	Cohen & Steers, Inc.(a)	2,276,680
74,965	Euronet Worldwide, Inc.*(a)	2,401,129
22,684	GFI Group, Inc.*	1,958,083
19,608	Greenhill & Co., Inc.(a)	1,450,600

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Financial Services (cont’d.)
32,490	Investment Technology Group, Inc.*	$1,361,331
36,804	KBW, Inc.*(a)	1,114,793
33,450	MarketAxess Holdings, Inc.*	524,162
34,490	optionsXpress Holdings, Inc.(a)	1,026,422
16,930	Portfolio Recovery Associates, Inc.(a)	763,712
51,243	Texas Capital Bancshares, Inc.*(a)	1,134,008

		14,010,920

	Food & Staples Retailing—0.3%
33,810	SunOpta, Inc.*(a)	506,474

	Healthcare Equipment & Supplies—1.0%
22,770	ArthroCare Corp.*	1,476,407

	Healthcare Services—3.8%
22,460	Healthways, Inc.*(a)	1,363,322
24,530	HMS Holdings Corp.*	698,369
17,060	Pediatrix Medical Group, Inc.*	1,117,430
154,356	TriZetto Group, Inc. (The)*(a)	2,522,177

		5,701,298

	Hotels & Motels—0.7%
22,920	Home Inns & Hotels Management, Inc. ADR (China)*(a)	1,009,168

	Industrial Products—0.5%
24,860	A.M. Castle & Co.	748,286

	Insurance—0.8%
65,980	AmTrust Financial Services, Inc.(a)	920,421
8,780	eHealth, Inc.*(a)	245,313

		1,165,734

	Internet Services—10.5%
46,591	Avocent Corp.*(a)	1,259,355
101,450	CyberSource Corp.*(a)	1,658,708
12,220	DealerTrack Holdings, Inc.*(a)	599,880
12,570	Equinix, Inc.*(a)	1,466,416
51,660	J2 Global Communications, Inc.*(a)	1,740,425
106,470	NaviSite, Inc.*	1,157,329
33,600	NutriSystem, Inc.*(a)	1,011,360
87,050	Perficient, Inc.*	1,640,893
32,790	TheStreet.com, Inc.	442,665
164,634	ValueClick, Inc.*(a)	4,476,398
52,910	Veraz Networks, Inc.*(a)	424,338

		15,877,767

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Machinery & Equipment—3.0%
91,070	Flow International Corp.*	$765,899
33,674	Gardner Denver, Inc.*	1,216,642
18,487	IDEX Corp.	654,809
71,500	Intermec, Inc.*(a)	1,817,530

		4,454,880

	Medical Supplies & Equipment—13.9%
143,920	American Medical Systems Holdings, Inc.*(a)	1,840,737
7,660	Insulet Corp.*	191,806
44,047	Integra LifeSciences Holdings Corp.*(a)	2,134,958
42,093	Inverness Medical Innovations, Inc.*(a)	2,529,368
53,000	K-V Pharmaceutical Co. (Class A Stock)*	1,661,020
138,930	LeMaitre Vascular, Inc.*	1,051,700
58,146	Mentor Corp.(a)	2,475,275
22,047	Meridian Bioscience, Inc.	729,535
64,400	Micrus Endovascular Corp.*	1,265,460
145,590	NovaMed, Inc.*(a)	771,627
56,266	NuVasive, Inc.*	2,407,622
38,750	Phase Forward, Inc.*(a)	921,863
18,884	PolyMedica Corp.(a)	1,000,097
88,500	Spectranetics Corp. (The)*(a)	1,416,000
35,210	Volcano Corp.*	601,739

		20,998,807

	Metals & Mining—2.5%
15,630	Dynamic Materials Corp.	859,963
9,350	Haynes International, Inc.*	818,312
45,955	Ladish Co., Inc.*(a)	2,108,875

		3,787,150

	Oil, Gas & Consumable Fuels—6.2%
71,635	Cal Dive International, Inc.*(a)	947,731
9,820	Core Laboratories NV*(a)	1,433,131
87,562	Dril-Quip, Inc.*	4,669,682
36,796	Oil States International, Inc.*(a)	1,589,219
18,450	Superior Energy Services, Inc.*	684,126

		9,323,889

	Pharmaceuticals—1.5%
24,110	HealthExtras, Inc.*	702,565
36,720	Obagi Medical Products, Inc.*	801,965
28,010	Sciele Pharma, Inc.*(a)	712,575

		2,217,105

	Real Estate—1.1%
77,647	KKR Financial Holdings LLC	1,212,070
24,390	LoopNet, Inc.*(a)	459,751

		1,671,821

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Restaurants—0.6%
42,165	BJ’s Restaurants, Inc.*(a)	$834,445

	Retail & Merchandising—1.9%
21,686	Jos. A. Bank Clothiers, Inc.*(a)	633,448
53,092	Tractor Supply Co.*(a)	2,200,133

		2,833,581

	Semiconductors—1.1%
26,000	IPG Photonics Corp.*	495,040
16,800	O2Micro International Ltd., ADR (Cayman Islands)*	291,648
33,680	Silicon Motion Technology Corp., ADR (Taiwan)*	842,000

		1,628,688

	Technology—Wireless—0.5%
41,580	Aruba Networks, Inc.*(a)	793,762

	Telecommunications—4.8%
30,040	Cbeyond, Inc.*	1,175,165
48,390	Foundry Networks, Inc.*	1,022,965
32,749	Harris Stratex Networks, Inc.*	626,161
64,302	NeuStar, Inc. (Class A Stock)*(a)	2,199,128
51,900	Nuance Communications, Inc.*(a)	1,147,509
32,462	ViaSat, Inc.*(a)	990,091

		7,161,019

	Transportation—0.9%
40,443	Forward Air Corp.	1,319,655

	TOTAL LONG-TERM INVESTMENTS (cost $121,909,249)	147,964,970

	SHORT-TERM INVESTMENT—43.2%

	Affiliated Money Market Mutual Fund
65,022,538	Dryden Core Investment Fund—Taxable Money Market Series (cost $65,022,538; includes $63,339,775 of cash collateral for securities on loan)(b)(w)	65,022,538

	TOTAL INVESTMENTS—141.5% (cost $186,931,787; Note 5)	212,987,508
	Liabilities in excess of other assets—(41.5%)	(62,415,803)

	NET ASSETS—100%	$150,571,705

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $61,820,362; cash collateral of $63,339,775 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2007 were as follows:

Affiliated Money Market Mutual Fund (42.1% represents investments purchased with collateral from securities on loan)	43.2%
Medical Supplies & Equipment	13.9
Internet Services	10.5
Financial Services	9.3
Computer Services & Software	6.3
Oil, Gas & Consumable Fuels	6.2
Commercial Services	5.9
Telecommunications	4.8
Entertainment & Leisure	4.0
Healthcare Services	3.8
Machinery & Equipment	3.0
Electronic Components	2.9
Aerospace	2.6
Metals & Mining	2.5
Retail & Merchandising	1.9
Consumer Products & Services	1.6
Clothing & Apparel	1.6
Pharmaceuticals	1.5
Aerospace & Defense	1.5
Education	1.1
Real Estate	1.1
Biotechnology	1.1
Semiconductors	1.1
Healthcare Equipment & Supplies	1.0
Banks	0.9
Broadcasting	0.9
Transportation	0.9
Insurance	0.8
Hotels & Motels	0.7
Capital Markets	0.6
Energy Equipment & Services	0.6
Restaurants	0.6
Business Services	0.5
Technology—Wireless	0.5
Computer Networking	0.5
Industrial Products	0.5
Automotive Parts	0.5
Food & Staples Retailing	0.3
Financial—Bank & Trust	0.3

141.5
Liabilities in excess of other assets	(41.5)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Value Portfolio	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.8%

	COMMON STOCKS

	Aerospace/Defense—2.7%
57,100	AAR Corp.*(a)	$1,830,055
9,800	Alliant Techsystems, Inc.*(a)	1,081,822
17,339	BE Aerospace, Inc.*	861,921
3,300	Curtiss-Wright Corp.	185,757
36,950	DRS Technologies, Inc.(a)	2,122,408
1,500	Esterline Technologies Corp.*	82,170
3,300	Kaman Corp. (Class A Stock)	124,443
63,900	Moog, Inc. (Class A Stock)*(a)	2,948,985
800	Orbital Sciences Corp.*	20,424
42,612	Teledyne Technologies, Inc.*(a)	2,229,034
800	Triumph Group, Inc.	63,696

		11,550,715

	Airlines—0.9%
8,600	Republic Airways Holdings, Inc.*	183,094
125,500	SkyWest, Inc.(a)	3,424,895

		3,607,989

	Auto Related—1.1%
26,737	Aftermarket Technology Corp.*	922,961
31,461	American Axle & Manufacturing Holdings, Inc.(a)	863,919
116,000	ArvinMeritor, Inc.(a)	1,720,280
39,965	Cooper Tire & Rubber Co.	890,420
4,200	Tenneco, Inc.*	128,562

		4,526,142

	Automobile Manufacturers—0.3%
30,000	Thor Industries, Inc.	1,440,000

	Automotive Components
4,900	Lear Corp.*	174,097

	Automotive Parts
1,300	Standard Motor Products, Inc.	10,868

	Banks—5.0%
45,315	Amcore Financial, Inc.(a)	1,074,419
400	AmericanWest Bancorp	7,732
1,200	Ameris Bancorp	20,232
600	BancFirst Corp.	27,264
88,200	BancorpSouth, Inc.(a)	2,139,732
94,580	Bank Mutual Corp.(a)	1,050,784
1,800	BankUnited Financial Corp. (Class A Stock)	15,534
400	Banner Corp.	13,064

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Banks (cont’d.)
600	Capital Corp. of The West	$11,670
800	Capitol Bancorp Ltd.	16,960
66,978	Cardinal Financial Corp.	655,715
900	Cathay General Bancorp	27,873
3,400	Central Pacific Financial Corp.	76,262
1,400	Chemical Financial Corp.	35,000
3,000	City Holding Co.	113,430
3,900	Colonial BancGroup, Inc. (The)	74,802
1,100	Columbia Banking System, Inc.	34,177
1,400	Community Bank System, Inc.	29,274
2,900	Community Trust Bancorp, Inc.	84,535
8,000	Corus Bankshares, Inc.	88,160
34,625	Cullen Frost Bankers, Inc.	1,841,357
3,300	Dime Community Bancshares	47,487
6,100	First Bancorp. (Puerto Rico)	53,619
87,760	First Financial Bancorp(a)	1,031,180
1,100	First Financial Holdings, Inc.	31,768
9,000	First Niagara Financial Group, Inc.	118,800
1,000	First Place Financial Corp. (OH)	16,690
900	FirstFed Financial Corp.*	38,502
61,375	FirstMerit Corp.(a)	1,301,150
3,300	Flagstar Bancorp, Inc.	26,697
200	FNB Corp.	5,772
1,000	Great Southern Bancorp, Inc.	23,400
26,289	Hancock Holding Co.(a)	999,771
11,300	Hanmi Financial Corp.	124,526
2,850	IBERIABANK Corp.	141,275
3,400	Independent Bank Corp.	100,572
3,666	Independent Bank Corp. (MI)	38,713
3,900	Irwin Financial Corp.	37,596
600	Lakeland Financial Corp.	12,546
1,980	MainSource Financial Group, Inc.	33,284
9,425	MB Financial, Inc.(a)	314,229
2,400	Nara Bancorp, Inc.	37,152
85,000	Old National Bancorp(a)	1,420,350
2,100	Partners Trust Financial Group, Inc.	26,082
1,000	Peoples Bancorp, Inc.	24,970
17,400	Prosperity Bancshares, Inc.(a)	562,368
71,700	Provident Bankshares Corp.(a)	1,768,839
13,770	Rainier Pacific Financial Group, Inc.	232,162
651	Republic Bancorp, Inc. (KY) (Class A Stock)	10,058
535	Royal Bancshares of Pennsylvania (Class A Stock)	10,154
300	Santander BanCorp (Puerto Rico)	4,110
315	SCBT Financial Corp.	10,064
1,000	Security Bank Corp.	10,420
100	Sierra Bancorp	2,718
29,118	Signature Bank*(a)	994,380
700	Simmons First National Corp. (Class A Stock)	18,928
3,400	Southwest Bancorp, Inc.	64,362

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Banks (cont’d.)
6,150	Sterling Bancshares, Inc. (TX)	$75,030
1,700	Sterling Financial Corp. (PA)	31,195
53,950	Sterling Financial Corp. (WA)(a)	1,213,875
50,000	Susquehanna Bancshares, Inc.	1,008,500
1,700	Taylor Capital Group, Inc.	43,962
52,400	TierOne Corp.	1,197,340
1,000	Trico Bancshares	22,100
11,330	UMB Financial Corp.	475,860
3,783	Umpqua Holdings Corp.	64,046
800	United Bankshares, Inc.	24,240
8,900	W Holding Co., Inc.	18,690
4,200	West Coast Bancorp	113,904
800	WSFS Financial Corp.	46,128

		21,467,540

	Beverages—0.4%
45,000	PepsiAmericas, Inc.	1,607,400

	Biotechnology
1,700	Applera Corp. - Celera Genomics Group*	27,727
1,100	Bio-Rad Laboratories, Inc. (Class A Stock)*	106,238
800	LifeCell Corp.*	35,248
900	Nektar Therapeutics*	5,382
2,325	Protalix Biotherapeutics, Inc. (Israel)*	11,858

		186,453

	Broadcasting—0.1%
4,900	Cox Radio, Inc. (Class A Stock)*	59,192
5,300	DG FastChannel, Inc.*	130,327
3,400	Entercom Communications Corp. (Class A Stock)	63,070
1,800	Lin TV Corp. (Class A Stock)*	26,226

		278,815

	Building Products—1.5%
2,300	Apogee Enterprises, Inc.	54,119
50,000	Crane Co.	2,372,000
500	Genlyte Group, Inc.*	32,550
73,920	Lennox International, Inc.	2,638,944
1,200	NCI Buildings Systems, Inc.*	47,016
45,000	Simpson Manufacturing Co., Inc.(a)	1,349,550
1,900	Universal Forest Products, Inc.	68,039

		6,562,218

	Business Services—1.2%
19,200	Administaff, Inc.	765,696
24,240	Clean Harbors, Inc.*	1,193,335

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Business Services (cont’d.)
1,400	COMSYS IT Partners, Inc.*	$24,892
1,100	infoUSA, Inc.	11,572
51,625	URS Corp.*(a)	3,190,941

		5,186,436

	Capital Markets—0.2%
21,725	Waddell & Reed Financial, Inc. (Class A Stock)(a)	721,705

	Chemicals—4.0%
9,550	Airgas, Inc.	481,989
4,400	CF Industries Holdings, Inc.	386,760
5,075	Cytec Industries, Inc.	338,553
17,501	Ferro Corp.	362,621
29,436	FMC Corp.	1,692,570
4,900	H.B. Fuller Co.	144,207
7,700	Hercules, Inc.	144,837
1,900	Innospec, Inc. (United Kingdom)	40,451
13,000	Lubrizol Corp. (The)	882,440
1,100	Mattson Technology, Inc.*	9,548
90,000	Methanex Corp. (Canada)	2,737,800
600	Minerals Technologies, Inc.	42,132
600	NewMarket Corp.	32,256
28,803	Olin Corp.	656,132
900	OM Group, Inc.*	47,682
2,500	Rockwood Holdings, Inc.*	97,725
100,000	RPM International, Inc.	2,143,000
104,600	Sensient Technologies Corp.	3,126,494
3,400	Spartech Corp.	52,258
4,600	Terra Industries, Inc.*	169,694
2,500	UAP Holding Corp.	79,575
60,750	Valspar Corp. (The)(a)	1,520,572
3,100	W.R. Grace & Co.*	91,760
75,000	Westlake Chemical Corp.(a)	1,840,500

		17,121,556

	Clothing & Apparel—0.2%
1,500	Cato Corp. (The)	30,120
15,321	G&K Services, Inc.(a)	621,113
3,500	Maidenform Brands, Inc.*	51,975

		703,208

	Commercial Banks—0.3%
4,900	Fulton Financial Corp.(a)	64,239
40,000	Whitney Holding Corp.	1,026,400

		1,090,639

	Commercial Services—1.5%
100,900	Advance America Cash Advance Centers, Inc.(a)	964,604
800	Chemed Corp.	45,856

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Commercial Services (cont’d.)
1,700	Consolidated Graphics, Inc.*	$108,766
400	CRA International, Inc.*	20,712
700	Electro Rent Corp.	10,122
3,800	Gartner, Inc.*	83,220
4,600	Geo Group, Inc. (The)*	145,498
23,875	Healthspring, Inc.*	501,375
73,600	Pharmaceutical Product Development, Inc.	3,108,864
6,200	Spherion Corp.*	54,064
10,600	Stewart Enterprises, Inc.	96,142
11,875	Team, Inc.*	382,256
2,500	TeleTech Holdings, Inc.*	62,325
37,707	TNS, Inc.	608,968
1,900	Viad Corp.	67,336
9,737	Waste Connections, Inc.*(a)	329,208

		6,589,316

	Commercial Services & Supplies—1.6%
29,618	Avis Budget Group, Inc.*	618,127
16,650	Healthcare Services Group, Inc.(a)	365,634
30,700	Heidrick & Struggles International, Inc.	1,326,854
100,000	Schawk, Inc.(a)	2,272,000
66,477	School Specialty, Inc.*(a)	2,243,599
1,000	Valassis Communications, Inc.*	9,850
1,200	Watson Wyatt Worldwide, Inc.	57,204

		6,893,268

	Computer Hardware—1.0%
3,600	Agilysys, Inc.	62,280
3,900	Aspen Technology, Inc.*	68,016
35,067	CACI International, Inc. (Class A Stock)*(a)	1,888,358
5,100	CIBER, Inc.*	39,729
3,600	Electronics For Imaging, Inc.*	82,080
1,100	Hutchinson Technology, Inc.*	26,103
1,900	Imation Corp.	42,332
2,500	Magma Design Automation, Inc.*	37,225
5,100	Palm, Inc.	46,002
1,600	PC Connection, Inc.*	23,520
112,631	Perot Systems Corp. (Class A Stock)*(a)	1,644,413
9,700	Quantum Corp.*	38,800
500	Radisys Corp.*	6,725
1,600	Silcon Storage Technology, Inc.*	5,312
1,700	SYKES Enterprises, Inc.*	30,005
21,550	Tyler Technologies, Inc.*	347,386

		4,388,286

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Computer Services & Software—2.7%
34,351	Avocent Corp.*	$928,508
6,900	Blackbaud, Inc.	185,955
2,100	Digi International, Inc.*	33,684
54,900	Global Payments, Inc.	2,611,044
900	Mantech International Corp.*	35,784
5,525	MICROS Systems, Inc.*(a)	396,806
142,902	Parametric Technology Corp.*(a)	2,729,428
1,300	Progress Software Corp.*	42,523
800	QAD, Inc.	7,200
1,400	Quest Software, Inc.*	24,360
200	Semtech Corp.*	3,422
600	SI International, Inc.*	16,926
300	SPSS, Inc.*	11,400
82,147	Sybase, Inc.*(a)	2,349,404
200	SYNNEX Corp.*	4,474
44,328	Synopsys, Inc.*	1,252,709
62,410	Xyratex Ltd. (Bermuda)*	1,065,963

		11,699,590

	Computers
3,900	Mentor Graphics Corp.*	62,478

	Construction—0.4%
1,700	EMCOR Group, Inc.*	58,531
31,700	Granite Construction, Inc.	1,357,394
74,900	Standard Pacific Corp.(a)	359,520

		1,775,445

	Consumer Finance—0.1%
12,732	McGrath RentCorp(a)	436,453

	Consumer Products & Services—1.7%
20,212	American Greetings Corp. (Class A Stock)(a)	532,384
13,843	Aptargroup, Inc.	618,782
64,085	Central Garden & Pet Co.*(a)	531,265
50,594	Central Garden & Pet Co. (Class A Stock)*(a)	420,942
7,089	Chattem, Inc.*(a)	526,713
2,100	Elizabeth Arden, Inc.*	52,290
900	Ennis, Inc.	18,396
700	Helen of Troy Ltd. (Bermuda)*	12,600
493	Jarden Corp.*	17,511
51,675	Scotts Miracle-Gro Co., (The) (Class A Stock)(a)	2,371,366
38,746	Snap-on, Inc.	1,933,813

		7,036,062

	Consumer Services
5,100	Rent-A-Center, Inc.*	81,600

	Containers & Packaging—0.8%
82,512	Bemis Co.(a)	2,323,538
1,700	Core-Mark Holding Co, Inc.*	58,990

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Containers & Packaging (cont’d.)
2,100	Greif, Inc. (Class A Stock)	$133,560
28,273	Pactiv Corp.*	776,659
4,300	Rock-Tenn Co. (Class A Stock)	125,388
3,100	Silgan Holdings, Inc.	169,167

		3,587,302

	Distribution/Wholesale—0.4%
1,000	United Stationers, Inc.*	57,910
32,568	WESCO International, Inc.*	1,519,297

		1,577,207

	Diversified Financial Services
3,500	Asta Funding, Inc.(a)	124,390

	Diversified Financials—0.1%
13,225	Financial Federal Corp.(a)	357,340

	Diversified Telecommunication Services—0.3%
67,500	Iowa Telecommunications Services, Inc.(a)	1,331,100

	Drugs & Healthcare—1.1%
19,809	Cooper Cos, Inc. (The)(a)	831,978
44,300	Covance, Inc.*	3,654,750

		4,486,728

	Drugs & Medicine—0.3%
21,825	Barr Pharmaceuticals, Inc.*(a)	1,251,009

	Electric Utilities—1.9%
500	Black Hills Corp.	22,210
1,000	CH Energy Group, Inc.	46,740
45,900	Cleco Corp.(a)	1,209,465
5,600	El Paso Electric Co.*	136,360
15,729	Idacorp, Inc.	548,785
55,050	PNM Resources, Inc.	1,376,800
1,600	UIL Holdings Corp.	56,288
6,300	Unisource Energy Corp.	199,836
144,426	Westar Energy, Inc.(a)	3,844,620
9,352	Wisconsin Energy Corp.	447,774

		7,888,878

	Electrical Equipment—0.8%
26,200	Acuity Brands, Inc.	1,252,360
43,050	Regal-Beloit Corp.(a)	2,111,172

		3,363,532

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Electronic Components—2.5%
21,876	Empire District Electric Co. (The)	$526,118
10,500	Nam Tai Electronics, Inc. (Hong Kong)	126,525
80,800	Park Electrochemical Corp.(a)	2,530,656
700	Plexus Corp.*	18,060
107,609	Portland General Electric Co.	3,029,193
76,000	Technitrol, Inc.	2,235,160
55,000	Tektronix, Inc.	2,081,750

		10,547,462

	Electronics—3.4%
900	Bel Fuse, Inc. (Class B Stock)	28,638
16,651	Belden CDT, Inc.	970,254
70,850	Benchmark Electronics, Inc.*(a)	1,453,133
48,500	Checkpoint Systems, Inc.*(a)	1,467,125
45,750	Coherent, Inc.*(a)	1,500,600
3,600	CTS Corp.	44,460
300	Electro Scientific Industries, Inc.*	6,546
82,000	FLIR Systems, Inc.*(a)	5,689,980
10,400	General Cable Corp.*(a)	748,696
43,914	Littelfuse, Inc.*(a)	1,397,783
290,000	Sanmina-SCI Corp.*	640,900
1,900	TTM Technologies, Inc.*	24,377
21,311	Watts Water Technologies, Inc. (Class A Stock)(a)	605,872

		14,578,364

	Energy Equipment & Services—1.3%
4,875	Atwood Oceanics, Inc.*	410,670
30,000	Frontier Oil Corp.	1,373,700
69,583	Headwaters, Inc.*(a)	998,516
25,000	Holly Corp.	1,570,000
20,000	Tidewater, Inc.	1,093,400

		5,446,286

	Entertainment
900	Macrovision Corp.*	21,600

	Entertainment & Leisure—0.3%
30,537	Bally Technologies, Inc.*(a)	1,231,557
1,400	RC2 Corp.*	41,748
1,000	Steinway Musical Instruments, Inc.	29,950

		1,303,255

	Environmental Services—0.6%
132,400	Allied Waste Industries, Inc.*(a)	1,673,536

30,111	Tetra Tech, Inc.*(a)	703,092

		2,376,628

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Exchange Traded Funds—0.9%
31,300	iShares Russell 2000 Value Index Fund(a)	$2,424,811
18,663	iShares S&P SmallCap 600 Value Index Fund(a)	1,421,747

		3,846,558

	Financial—Bank & Trust—1.0%
1,600	Banco Latinoamericano de Exportaciones SA (Panama)	31,152
24,300	Bank of Hawaii Corp.	1,291,788
1,475	Citizens Republic Bankcorp, Inc.	22,449
1,500	City Bank/Lynnwood (WA)	35,925
700	Community Bancorp NV*	14,189
1,100	Downey Financial Corp.	44,803
1,100	First Merchants Corp.	24,255
83,000	Franklin Bank Corp.*(a)	641,590
500	Heartland Financial USA, Inc.	9,970
300	Heritage Commerce Corp.	5,562
1,225	Horizon Financial Corp.	21,242
600	Imperial Capital Bancorp, Inc.	12,954
69,496	NewAlliance Bancshares, Inc.(a)	972,249
47,400	PFF Bancorp, Inc.(a)	504,810
70,787	Superior Bancorp*(a)	540,813
13,000	TCF Financial Corp.	296,010
600	Union Bankshares Corp.	12,822
1,000	Washington Trust Bancorp, Inc.	24,930

		4,507,513

	Financial—Brokerage
2,900	Centerline Holding Co.	40,020

	Financial Services—4.1%
3,750	Advanta Corp. (Class B Stock)	59,250
6,475	Affiliated Managers Group, Inc.*(a)	851,786
600	Anchor Bancorp Wisconsin, Inc.	14,760
325	Bank of Granite Corp.	4,105
100	Berkshire Hills Bancorp, Inc.	2,787
39,744	Calamos Asset Management, Inc.(a)	1,352,091
100	Camden National Corp.	3,317
2,700	CompuCredit Corp.*	53,811
10,500	Deluxe Corp.	423,570
4,871	Dollar Financial Corp.*	159,769
65,700	Eaton Vance Corp.	3,286,971
1,400	Encore Capital Group, Inc.*	15,974
400	Federal Agricultural Mortgage Corp. (Class C Stock)	11,740
20,050	First Cash Financial Services, Inc.*(a)	394,183
900	First Community Banshares, Inc.	30,906
600	First Regional Bancorp*	14,100

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Financial Services (cont’d.)
1,290	First Source Corp.	$24,819
500	Greene County Bancshares, Inc.	16,025
1,300	Integra Bank Corp.	22,399
79,300	Jefferies Group, Inc.(a)	2,119,689
8,525	KBW, Inc.*	258,222
7,100	Knight Trading Group, Inc. (Class A Stock)*	95,211
59,400	MoneyGram International, Inc.	947,430
17,856	National Penn Bancshares, Inc.(a)	301,052
2,500	NBT Bancorp, Inc.	61,675
3,000	Ocwen Financial Corp.*	22,380
59,400	Pacific Capital Bancorp(a)	1,231,362
5,934	Patriot Capital Funding, Inc.	74,294
500	Piper Jaffray Cos.*	25,700
105,400	Raymond James Financial, Inc.	3,926,150
1,200	Renasant Corp.	27,900
37,333	South Financial Group, Inc. (The)	771,300
5,300	Student Loan Corp. (The)	880,224
500	Suffolk Bancorp	16,515
1,900	SWS Group, Inc.	36,081
3,200	United Community Financial Corp.	20,480
4,000	World Acceptance Corp.*	129,040

		17,687,068

	Food & Drug Retailers
2,400	Perrigo Co.	56,904

	Food & Staples Retailing—0.2%
27,102	Casey’s General Stores, Inc.	772,407

	Food Products—2.3%
63,954	Corn Products International, Inc.	2,720,603
41,894	J.M. Smucker Co. (The)	2,238,396
4,400	Nash Finch Co.	164,780
50,000	Pilgrim’s Pride Corp.(a)	1,485,000
38,399	Ralcorp Holdings, Inc.*(a)	2,161,864
28,700	Ruddick Corp.(a)	975,800

		9,746,443

	Foods—0.2%
21,636	Performance Food Group Co.*(a)	583,956
1,300	Reddy Ice Holdings, Inc.	35,997
6,700	Spartan Stores, Inc.	148,941

		768,894

	Furniture
2,500	Sealy Corp.	33,050

	Gas & Pipeline Utilities—3.9%
37,449	AGL Resources, Inc.(a)	1,480,359
19,616	Atlas America, Inc.	1,131,843

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Gas & Pipeline Utilities (cont’d.)
71,377	Atmos Energy Corp.	$2,002,125
5,000	Energen Corp.	320,000
4,500	National Fuel Gas Co.	218,205
95,600	Southwest Gas Corp.	2,845,056
75,126	Swift Energy Co.*(a)	3,563,226
100,000	UGI Corp.(a)	2,662,000
13,617	W-H Energy Services, Inc.*(a)	783,795
50,486	WGL Holdings, Inc.	1,712,485

		16,719,094

	Healthcare Equipment & Supplies—0.2%
4,500	Hillenbrand Industries, Inc.	248,490
23,300	Invacare Corp.	630,498

		878,988

	Healthcare Providers & Services—2.4%
6,400	Alliance Imaging, Inc.*	63,424
28,200	Amedisys, Inc.*	1,197,090
68,000	AMERIGROUP Corp.*(a)	2,380,000
1,700	AMN Healthcare Services, Inc.*	32,317
1,000	Apria Healthcare Group, Inc.*	24,170
7,600	Gentiva Health Services, Inc.*	144,248
1,500	Magellan Health Services, Inc.*	63,150
74,794	Owens & Minor, Inc.(a)	3,032,149
36,650	Res-Care, Inc.*(a)	900,124
62,000	Sunrise Senior Living, Inc.*(a)	2,294,000

		10,130,672

	Healthcare Services—0.9%
2,600	American Dental Partners, Inc.*	64,454
38,400	Healthways, Inc.*(a)	2,330,880
18,725	LHC Group, Inc.*(a)	430,301
600	Molina Healthcare, Inc.*	22,866
10,650	Pediatrix Medical Group, Inc.*	697,575
2,000	Psychiatric Solutions, Inc.*	79,200

		3,625,276

	Home Builders—0.3%
60,900	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	692,433
39,300	Meritage Homes Corp.*(a)	632,337

		1,324,770

	Hotels, Restaurants & Leisure—0.9%
7,774	Applebee’s International, Inc.	196,993
200	Bob Evans Farms, Inc.	5,636

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Hotels, Restaurants & Leisure (cont’d.)
67,393	Brinker International, Inc.	$1,711,108
13,500	Dover Downs Gaming & Entertainment, Inc.(a)	147,555
6,300	Jack in the Box, Inc.*	197,631
800	Papa John’s International, Inc.*	18,640
75,475	Sonic Corp.*(a)	1,870,271

		4,147,834

	Household Durables—0.6%
61,996	Ethan Allen Interiors, Inc.(a)	1,913,197
12,700	Lancaster Colony Corp.	510,159

		2,423,356

	Household Products—0.1%
11,100	Tupperware Corp.	400,710

	Industrial Conglomerates—0.1%
7,525	Teleflex, Inc.	550,905

	Industrial Products—1.3%
44,083	Brady Corp.(a)	1,626,663
20,355	CIRCOR International, Inc.(a)	1,022,431
1,400	Compass Minerals International, Inc.	51,674
46,239	Interface, Inc.	884,552
32,839	Kaydon Corp.(a)	1,766,410
4,600	Myers Industries, Inc.	97,474
1,900	Valmont Industries, Inc.	181,868

		5,631,072

	Insurance—5.3%
93,265	American Equity Investment Life Holding Co.(a)	911,199
6,000	American Financial Group, Inc.	179,400
900	American Physicians Capital, Inc.	39,204
2,000	Amerisafe, Inc.*	32,340
5,800	Aspen Insurance Holdings Ltd. (Bermuda)	158,688
81,425	Delphi Financial Group, Inc. (Class A Stock)(a)	3,155,219
68,791	Employers Holdings, Inc.	1,318,035
1,000	FPIC Insurance Group, Inc.*	41,780
1,000	Harleysville Group, Inc.	31,170
22,775	HCC Insurance Holdings, Inc.	680,745
39,475	Hilb, Rogal & Hobbs Co.(a)	1,739,663
42,472	Horace Mann Educators Corp.(a)	878,746
46,487	Infinity Property & Casual Corp.(a)	1,869,707
16,200	Ipc Holdings Ltd. (Bermuda)	484,542
1,500	LandAmerica Financial Group, Inc.	41,685
5,000	Max Capital Group Ltd. (Bermuda)	141,450
2,700	Meadowbrook Insurance Group, Inc.*	26,001
2,800	Midland Co.(a)	178,136
1,100	Navigators Group, Inc. (The)*	66,330
6,600	Odyssey Re Holdings Corp.	245,388

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Insurance (cont’d.)
48,301	Philadelphia Consolidated Holding Corp.*	$1,970,681
1,100	Phoenix Cos., Inc. (The)	15,158
49,200	Platinum Underwriters Holdings Ltd. (Bermuda)(a)	1,771,200
9,900	PMA Capital Corp. (Class A Stock)*	98,010
30,942	ProAssurance Corp.*(a)	1,706,142
33,500	Protective Life Corp.	1,436,145
4,900	RLI Corp.(a)	285,033
2,900	Safety Insurance Group, Inc.	104,284
2,100	Seabright Insurance Holdings, Inc.*	35,028
3,700	Selective Insurance Group	89,947
45,600	State Auto Financial Corp.(a)	1,254,912
50,200	United Fire & Casualty Co.	1,608,408
5,100	Zenith National Insurance Corp.	204,918

		22,799,294

	Insurance—Property Insurance
1,915	Argo Group International Holdings Ltd. (Bermuda)*	81,598

	Internet
2,000	Ariba, Inc.*	25,880
3,700	Interwoven, Inc.*	52,503

		78,383

	Internet Services—0.2%
4,357	CheckFree Corp.*	207,088
1,700	Forrester Research, Inc.*	40,324
11,400	FTD Group, Inc.	160,170
700	Ipass, Inc.*	3,360
2,700	SonicWall, Inc.*	27,918
2,500	TIBCO Software, Inc.*	22,950
8,600	United Online, Inc.	151,360
600	USA Mobility, Inc.*	9,384

		622,554

	Internet Software & Services—0.1%
20,625	Vignette Corp.*	355,575

	Investment Company
3,800	MCG Capital Corp.	53,238

	Leisure—0.1%
8,900	Jakks Pacific, Inc.*	235,850

	Leisure Equipment & Products—0.1%
10,700	Brunswick Corp.	238,717

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Machinery—4.3%
8,775	Actuant Corp. (Class A Stock)	$605,299
36,000	Albany International Corp. (Class A Stock)(a)	1,350,000
10,450	Applied Industrial Technologies, Inc.	370,453
500	Astec Industries, Inc.*	22,660
84,900	Barnes Group, Inc.(a)	3,118,377
40,000	Briggs & Stratton Corp.	900,400
46,350	Bucyrus International, Inc. (Class A Stock)(a)	3,823,875
900	Cascade Corp.	56,682
25,006	Kadant, Inc.*(a)	811,945
25,450	Kennametal, Inc.	2,321,294
22,350	Lincoln Electric Holdings, Inc.	1,614,787
61,100	Mueller Industries, Inc.(a)	2,197,156
400	NACCO Industries, Inc. (Class A Stock)	41,436
8,875	Nordson Corp.	474,813
5,575	Rofin-Sinar Technologies, Inc.*	438,307
1,100	Smith A.O. Corp.	41,129
1,100	Tennant Co.	51,876
4,700	Wabtec Corp.	176,391

		18,416,880

	Manufacturing—1.9%
600	Ameron International Corp.	64,722
2,700	Ceradyne, Inc.*	184,707
4,800	EnPro Industries, Inc.*	196,848
57,144	Federal Signal Corp.	765,158
52,200	Harsco Corp.	3,164,364
115,000	Hexel Corp.*(a)	2,878,450
24,300	Winnebago Industries, Inc.(a)	626,454

		7,880,703

	Marine—0.4%
3,200	Arlington Tankers Ltd.	78,720
1,000	DryShips, Inc. (Greece)	117,860
10,400	Excel Maritime Carriers Ltd. (Greece)	734,136
4,200	Genco Shipping & Trading Ltd.	301,938
17,000	Quintana Maritime Ltd. (Greece)	475,150

		1,707,804

	Media—0.7%
114,021	Belo Corp. (Class A Stock)(a)	2,109,389
12,474	Courier Corp.(a)	471,392
7,700	Lee Enterprises, Inc.	123,585
400	Media General, Inc. (Class A Stock)	11,192
12,400	Radio One, Inc. (Class D Stock)*	43,276
2,700	Scholastic Corp.*	106,866
10,100	Sinclair Broadcast Group, Inc. (Class A Stock)	121,604
4,300	Westwood One, Inc.	9,202

		2,996,506

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Medical Products
100	Martek Bioscience Corp.*	$3,055
2,200	Savient Pharmaceuticals, Inc.*	30,976

		34,031

	Medical Supplies & Equipment—0.8%
1,100	Acadia Pharmaceuticals, Inc.*	16,918
700	Adams Respiratory Therapeutics, Inc.*	30,758
1,300	Advanced Energy Industries, Inc.*	20,800
700	Arena Pharmaceuticals, Inc.*	6,727
4,400	Conmed Corp.*	125,136
3,793	DJO, Inc.*	189,460
2,100	Exelixis, Inc.*	23,100
2,300	Greatbatch, Inc.*	57,178
13,987	Medical Action Industries, Inc.*	287,573
400	Medivation, Inc.*	8,356
15,309	Orthofix International NV*(a)	825,155
46,311	PSS World Medical, Inc.*	935,482
1,100	STERIS Corp.	31,944
100	SurModics, Inc.*	5,674
46,197	Symmetry Medical, Inc.*(a)	792,279

		3,356,540

	Metals & Mining—4.0%
50,000	Agnico-Eagle Mines Ltd. (Canada)	2,844,500
4,800	Century Aluminum Co.*	279,312
18,825	Cleveland-Cliffs, Inc.	1,800,611
70,000	Commercial Metals Co.	2,196,600
12,500	GrafTech International Ltd.*	236,250
400,000	IAMGOLD Corp.	3,508,000
53,500	Quanex Corp.(a)	2,203,665
50,000	Royal Gold, Inc.	1,767,000
800	Schnitzer Steel Industries, Inc. (Class A Stock)	52,856
63,800	Timken Co.	2,121,988
600	USEC, Inc.*	5,280

		17,016,062

	Multi-Utilities—0.8%
19,200	Oge Energy Corp.	735,360
91,725	Vectren Corp.	2,571,969

		3,307,329

	Office Equipment
5,100	IKON Office Solutions, Inc.	67,320

	Oil & Gas—0.8%
75,000	St. Mary Land & Exploration Co.	3,177,000

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Oil & Gas Exploration/Production—1.5%
162,700	Cabot Oil & Gas Corp.	$6,457,563

	Oil, Gas & Consumable Fuels—4.3%
4,300	Alon USA Energy, Inc.	158,111
14,675	Arena Resources, Inc.*(a)	535,784
31,634	Berry Petroleum Co. (Class A Stock)(a)	1,541,208
1,700	Bois d’Arc Energy, Inc.*	37,298
1,100	Callon Petroleum Co.*	16,038
60,000	Cimarex Energy Co.(a)	2,430,600
1,500	Comstock Resources, Inc.*	54,825
23,325	Concho Resources, Inc.*	454,604
22,025	Continental Resources, Inc.*	517,808
1,377	Energy Partners Ltd.*	21,137
1,187	Exterran Holdings, Inc.*	99,945
19,975	Gulfport Energy Corp.*	442,247
3,400	Harvest Natural Resources, Inc.*	46,784
50,000	Lufkin Industries, Inc.(a)	2,973,000
2,600	Mariner Energy, Inc.*	65,000
3,500	New Jersey Resources Corp.	172,375
2,900	Nicor, Inc.	125,483
14,375	Oil States International, Inc.*(a)	620,856
38,200	ONEOK, Inc.	1,907,708
26,775	Petrohawk Energy Corp.*(a)	495,338
35,225	Petroquest Energy, Inc.*	454,403
900	Rosetta Resources, Inc.*	17,100
1,500	RPC, Inc.	16,770
1,900	South Jersey Industries, Inc.	71,364
2,000	Stone Energy Corp.*	89,160
7,925	Superior Energy Services, Inc.*	293,859
4,800	Trico Marine Services, Inc.*	155,760
3,200	Tsakos Energy Navigation Ltd. (Greece)	222,688
2,200	Union Drilling, Inc.*	29,326
36,800	W&T Offshore, Inc.	986,976
55,000	Western Refining, Inc.	2,017,400
35,000	World Fuel Services Corp.	1,550,150

		18,621,105

	Paper & Forest Products—0.3%
9,700	Buckeye Technologies, Inc.*	173,824
34,257	Neenah Paper, Inc.(a)	1,164,738
3,300	Schweitzer-Mauduit International, Inc.	92,466

		1,431,028

	Personnel Services
2,100	Goodman Global, Inc.*	51,765
2,600	Kforce, Inc.*	31,304

		83,069

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Pharmaceuticals—0.1%
900	Alpharma, Inc. (Class A Stock)*	$18,558
700	Auxilium Pharmaceuticals, Inc.*	18,487
1,100	Barrier Therapeutics, Inc.*	5,203
4,100	Bionovo, Inc.*	9,676
800	Bradley Pharmaceuticals, Inc.*	15,736
2,800	Cypress Bioscience, Inc.*	37,772
800	Intermune, Inc.*	15,936
4,593	Kendle International, Inc.*(a)	185,236
700	Onyx Pharmaceuticals, Inc.*	32,697
700	Par Pharmaceutical Cos., Inc.*	12,908
500	Prestige Brands Holdings, Inc.*	5,230
500	Sucampo Pharmaceuticals, Inc.*	6,500
1,400	Uluru, Inc.*	5,866
400	United Therapeutics Corp.*	27,376
1,200	Valeant Pharmaceuticals International*	17,460
4,000	Viropharma, Inc.*	34,440

		449,081

	Real Estate—0.9%
1,500	Equity Lifestyle Properties, Inc.	75,360
15,900	First Industrial Realty Trust, Inc.(a)	647,925
30,000	Healthcare Realty Trust, Inc.(a)	793,200
2,400	HFF, Inc.*	24,120
105,000	HRPT Properties Trust(a)	985,950
300	James River Group, Inc.	10,290
9,000	Northstar Realty Finance Corp.	84,150
22,213	Potlatch Corp.	1,058,672

		3,679,667

	Real Estate Investment Trust—Office Industrial
4,700	BioMed Realty Trust, Inc.	112,283

	Real Estate Investment Trust—Other REIT
800	OMEGA Healthcare Investors, Inc.	13,384

	Real Estate Investment Trusts—2.3%
11,500	Anthracite Capital, Inc.	95,680
22,970	Arbor Realty Trust, Inc.(a)	433,674
5,600	Ashford Hospitality Trust, Inc.	55,104
800	Capital Trust, Inc. (Class A Stock)	26,976
56,882	Education Realty Trust, Inc.	736,053
73,452	Equity One, Inc.(a)	1,922,973
1,100	Extra Space Storage, Inc.	17,292
11,800	FelCor Lodging Trust, Inc.	247,092
3,400	First Potomac Realty Trust	71,060

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Real Estate Investment Trusts (cont’d.)
1,100	Gramercy Capital Corp.	$29,007
600	Home Properties, Inc.	30,852
5,500	IMPAC Mortgage Holdings, Inc.	6,160
3,900	Inland Real Estate Corp.	58,110
12,600	Lexington Corporate Properties Trust	249,354
2,600	LTC Properties, Inc.	65,884
1,300	Maguire Properties, Inc.	35,425
102,852	MFA Mortgage Investments, Inc.	880,413
21,426	Mid-America Apartment Communities, Inc.(a)	1,114,152
31,100	Nationwide Health Properties, Inc.(a)	970,942
3,200	Parkway Properties, Inc.	137,600
5,500	Pennsylvania Real Estate Investment Trust	209,825
2,400	Saul Centers, Inc.	131,568
6,100	Senior Housing Properties Trust	136,762
14,800	SL Green Realty Corp.(a)	1,785,768
5,400	Sunstone Hotel Investors, Inc.	150,174

		9,597,900

	Registered Investment Companies
6,189	Technology Investment Capital Corp.	80,766

	Restaurants—0.1%
22,650	AFC Enterprises, Inc.*	302,377
21,699	Triarc Cos., Inc. (Class B Stock)	243,029

		545,406

	Retail—1.8%
7,500	Asbury Automotive Group, Inc.	137,475
38,657	Cash America International, Inc.	1,507,623
40,957	CSK Auto Corp.*(a)	466,910
1,400	Group 1 Automotive, Inc.	43,470
1,200	Insight Enterprises, Inc.*	33,168
24,005	Men’s Wearhouse, Inc. (The)(a)	1,014,451
900	Movado Group, Inc.	27,081
40,372	Pantry, Inc. (The)*(a)	1,131,223
40,293	Regis Corp.	1,353,845
40,800	Sonic Automotive, Inc.(a)	1,030,608
19,425	Stage Stores, Inc.(a)	364,413
76,300	Stein Mart, Inc.	501,291
2,500	Systemax, Inc.	58,500

		7,670,058

	Retail & Merchandising—0.6%
42,867	Bebe Stores, Inc.(a)	596,280
3,500	Collective Brands, Inc.*	64,715
400	Deckers Outdoor Corp.*	55,916
18,867	Dillard’s, Inc. (Class A Stock)(a)	434,507
25,642	Finish Line, Inc. (The)(a)	96,158

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Retail & Merchandising (cont’d.)
68,809	Pacific Sunwear of California, Inc.*(a)	$1,150,486
600	Shoe Carnival, Inc.*	9,588
300	Tween Brands, Inc.*	9,210

		2,416,860

	Retail—Restaurants
4,700	Domino’s Pizza, Inc.	72,568

	Retail Apparel
1,300	Dress Barn, Inc.*	21,307
1,300	Warnaco Group, Inc. (The)*	52,897

		74,204

	Road & Rail—0.7%
40,000	Arkansas Best Corp.	1,098,000
95,000	Werner Enterprises, Inc.	1,806,900

		2,904,900

	Semiconductors—1.6%
1,100	Actel Corp.*	12,529
3,000	AMIS Holdings, Inc.*	23,010
5,000	Amkor Technology, Inc.*	56,650
4,600	Applied Micro Circuits Corp.*	14,812
5,100	Asyst Technologies Corp.*	24,480
10,475	ATMI, Inc.*	336,666
4,600	Axcelis Technologies, Inc.*	21,574
31,875	Brooks Automation, Inc.*(a)	413,737
3,800	Cirrus Logic, Inc.*	23,370
1,200	Cohu, Inc.	19,680
3,200	Credence System Corp.*	9,760
1,000	DSP Group, Inc.*	15,790
800	Eagle Test Systems, Inc.*	10,112
61,192	Emulex Corp.*(a)	1,325,419
5,658	Entegris, Inc.*	51,658
1,000	Genesis Microchip, Inc.*	7,380
34,200	Himax Technologies, Inc. (Taiwan)	129,960
29,734	Itron, Inc.*	3,196,108
2,500	Kulicke & Soffa Industries, Inc.*	18,925
3,000	Lattice Semiconductor Corp.*	12,540
15,900	Microsemi Corp.*(a)	423,099
2,600	MKS Instruments, Inc.*	52,208
4,300	ON Semiconductor Corp.*	43,860
600	Pericom Semiconductor Corp.*	8,964
1,700	Photronics, Inc.*	18,598
37,979	Richardson Electronics Ltd.	287,501

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Semiconductors (cont’d.)
3,100	Skyworks Solutions, Inc.*	$28,582
1,200	Standard Microsystems Corp.*	46,800
11,825	Ultra Clean Holdings*	151,833
7,400	Zoran Corp.*	188,700

		6,974,305

	Software
1,600	CSG Systems International, Inc.*	32,848
4,500	Lawson Software, Inc.*	50,805

		83,653

	Specialty Retail—0.4%
70,575	Aaron Rents, Inc.(a)	1,494,778
14,175	Monro Muffler Brake, Inc.	322,907

		1,817,685

	Telecommunications—1.3%
2,600	Adaptec, Inc.*	9,178
1,400	Anixter International, Inc.*	100,590
92,625	Arris Group, Inc.*(a)	1,065,188
600	Atlantic Tele-Network, Inc.	21,546
1,300	Authorize.Net Holdings, Inc.*	30,381
27,839	Black Box Corp.(a)	1,113,003
900	C-COR, Inc.*	11,034
3,200	Centennial Communications Corp.*	32,768
45,000	Cincinnati Bell, Inc.*	243,900
11,625	CommScope, Inc.*(a)	548,351
5,600	Dobson Communications Corp. (Class A Stock)*	72,464
3,100	Finisar Corp.*	7,192
2,400	Foundry Networks, Inc.*	50,736
1,900	General Communication, Inc. (Class A Stock)*	22,287
2,900	MasTec, Inc.*	45,791
2,800	MRV Communications, Inc.*	7,952
3,100	Newport Corp.*	42,377
900	North Pittsburgh Systems, Inc.	21,852
37,945	Plantronics, Inc.	1,037,796
1,100	Polycom, Inc.*	30,778
136,615	Powerwave Technologies, Inc.*(a)	759,579
15,300	Premiere Global Services, Inc.*	252,144
2,900	RF Micro Devices, Inc.*	18,038
600	SureWest Communications	15,888
4,400	Sycamore Networks, Inc.*	18,788
1,200	Syniverse Holdings, Inc.*	20,028
1,900	Utstarcom, Inc.*	6,080

		5,605,709

	Textiles & Apparel—0.9%
25,625	Brown Shoe Co., Inc.	522,750
7,897	Columbia Sportswear Co.(a)	384,979

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Textiles & Apparel (cont’d.)
26,800	Kellwood Co.(a)	$444,076
200	Oxford Industries, Inc.	5,182
3,150	Perry Ellis International, Inc.*	73,080
46,900	Phillips-Van Heusen Corp.	2,241,820

		3,671,887

	Thrifts & Mortgage Finance—0.7%
80,600	Astoria Financial Corp.	2,094,794
29,540	Washington Federal, Inc.	713,686

		2,808,480

	Tobacco—0.4%
30,300	Alliance One International, Inc.*	197,859
1,000	Loews Corp. - Carolina Group	85,780
28,500	Universal Corp.(a)	1,389,090

		1,672,729

	Trading Companies & Distributors—0.3%
27,900	Watsco, Inc.	1,161,756

	Transportation—1.0%
1,700	Atlas Air Worldwide Holdings, Inc.*	99,603
900	Bristow Group, Inc.*	44,901
2,300	Eagle Bulk Shipping, Inc.	78,407
11,425	Forward Air Corp.(a)	372,798
5,000	Frontline Ltd. (Bermuda)(a)	227,000
75,000	General Maritime Corp. (Marshall Island)(a)	2,113,500
6,600	Gulfmark Offshore, Inc.*	307,428
24,867	Kansas City Southern*(a)	962,104
1,600	Knightsbridge Tankers Ltd. (Bermuda)	40,768
2,700	TBS International Ltd. (Bermuda)*	169,668

		4,416,177

	Water Utilities
600	American States Water Co.	27,270

	TOTAL LONG-TERM INVESTMENTS (cost $353,266,192)	421,605,771

	SHORT-TERM INVESTMENTS—46.7%
Principal Amount (000)#

	U.S. Treasury Obligation
$100	U.S. Treasury Notes
	4.25%, 11/30/07 (cost $99,955)(k)	99,992

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	Affiliated Money Market Mutual Fund—46.7%
199,150,843	Dryden Core Investment Fund—Taxable Money Market Series (cost $199,150,843; includes $192,092,845 of cash collateral for securities on loan)(b)(w)	$199,150,843

	TOTAL SHORT-TERM INVESTMENTS (cost $199,250,798)	199,250,835

	TOTAL INVESTMENTS—145.5% (cost $552,516,990; Note 5)	620,856,606
	Liabilities in excess of other assets(x)—(45.5%)	(194,054,331)

	NET ASSETS—100%	$426,802,275

The following abbreviation was used in portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $187,326,512; cash collateral of $192,092,845 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Open futures contract outstanding at October 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2007	Unrealized Appreciation
Long Positions:
3	Russell 2000	Dec 07	$1,223,875	$1,248,450	$24,575

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2007 were as follows:

Affiliated Money Market Mutual Fund (45.0% represents investments purchased with collateral from securities on loan)	46.7%
Insurance	5.3
Banks	5.0
Oil, Gas & Consumable Fuels	4.3
Machinery	4.3
Financial Services	4.1
Chemicals	4.0
Metals & Mining	4.0
Gas & Pipeline Utilities	3.9
Electronics	3.4
Computer Services & Software	2.7
Aerospace/Defense	2.7
Electronic Components	2.5
Healthcare Providers & Services	2.4
Food Products	2.3

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Industry (cont’d.)
Real Estate Investment Trusts	2.3%
Electric Utilities	1.9
Manufacturing	1.9
Retail	1.8
Consumer Products & Services	1.7
Commercial Services & Supplies	1.6
Semiconductors	1.6
Commercial Services	1.5
Building Products	1.5
Oil & Gas Exploration/Production	1.5
Industrial Products	1.3
Telecommunications	1.3
Energy Equipment & Services	1.3
Business Services	1.2
Auto Related	1.1
Drugs & Healthcare	1.1
Financial—Bank & Trust	1.0
Transportation	1.0
Computer Hardware	1.0
Hotels, Restaurants & Leisure	0.9
Exchange Traded Funds	0.9
Real Estate	0.9
Textiles & Apparel	0.9
Healthcare Services	0.9
Airlines	0.9
Containers & Packaging	0.8
Electrical Equipment	0.8
Medical Supplies & Equipment	0.8
Multi-Utilities	0.8
Oil & Gas	0.8
Media	0.7
Road & Rail	0.7
Thrifts & Mortgage Finance	0.7
Household Durables	0.6
Retail & Merchandising	0.6
Environmental Services	0.6
Specialty Retail	0.4
Construction	0.4
Marine	0.4
Tobacco	0.4
Beverages	0.4
Distribution/Wholesale	0.4
Entertainment & Leisure	0.3
Automobile Manufacturers	0.3
Paper & Forest Products	0.3
Diversified Telecommunication Services	0.3
Home Builders	0.3

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Drugs & Medicine	0.3%
Trading Companies & Distributors	0.3
Commercial Banks	0.3
Healthcare Equipment & Supplies	0.2
Food & Staples Retailing	0.2
Foods	0.2
Capital Markets	0.2
Clothing & Apparel	0.2
Internet Services	0.2
Industrial Conglomerates	0.1
Restaurants	0.1
Pharmaceuticals	0.1
Consumer Finance	0.1
Household Products	0.1
Diversified Financials	0.1
Internet Software & Services	0.1
Broadcasting	0.1
Leisure Equipment & Products	0.1
Leisure	0.1

145.5
Liabilities in excess of other assets	(45.5)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

International Equity Portfolio	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—99.2%

	COMMON STOCKS

	Australia—2.6%
59,700	AWB Ltd.	$167,240
123,600	Bluescope Steel Ltd.	1,232,810
44,900	Commonwealth Bank of Australia	2,585,985
154,900	Pacific Brands Ltd.	500,999
278,900	Qantas Airways Ltd.	1,542,435
56,600	Santos Ltd.	747,076
238,000	Telestra Corp. Ltd.	1,041,662
30,500	Zinifex Ltd.	482,681

		8,300,888

	Belgium—0.6%
28,600	AGFA-Gevaert NV	397,297
10,300	Dexia	330,328
37,500	Fortis	1,198,305

		1,925,930

	Brazil—0.7%
45,500	Empresa Brasileira de Aeronautica SA, ADR	2,219,035

	Canada—4.8%
60,800	Canadian National Railway Co.	3,410,567
32,500	Canadian Natural Resources Ltd.	2,702,800
47,000	Potash Corp. of Saskatchewan	5,772,540
70,200	Rogers Communications, Inc. (Class B Stock)	3,577,439

		15,463,346

	China—2.7%
424,602	China Merchants Bank Co. Ltd.	2,189,367
2,264,543	China Petroleum & Chemical Corp.	3,605,686
1,810,400	Country Garden Holdings Co. Ltd.*	2,983,239

		8,778,292

	Denmark—2.6%
18,000	Carlsberg AS	2,424,325
21,000	Danske Bank SA	925,447
19,000	H Lundbeck AS	543,743
36,108	Novo Nordisk SA (Class B Stock)	4,477,228

		8,370,743

	Finland—3.4%
107,200	Fortum Oyj	4,647,637
111,300	Nokia Oyj	4,409,437
22,500	Rautaruukki Oyj	1,287,390
21,800	Tietoenator Oyj	534,619

		10,879,083

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	France—11.1%
31,950	Air Liquide	$4,396,220
320	Arkema*	21,768
94,600	AXA SA	4,228,806
23,900	BNP Paribas	2,634,245
2,100	Ciments Francais SA	394,509
6,100	CNP Assurances	777,488
10,700	Compagnie Generale des Establissements Michelin (Class B Stock)	1,432,608
32,000	Credit Agricole SA	1,264,982
100,400	France Telecom SA	3,702,736
41,700	Groupe Danone	3,574,113
30,911	LVMH Moet Hennessy Louis Vuitton SA	3,979,677
23,000	Natixis	509,741
15,000	Peugeot SA	1,390,164
11,300	Rallye SA	866,713
8,200	Renault SA	1,376,664
18,500	Sanofi-Aventis SA	1,622,351
5,900	Schneider Electric SA	812,334
4,700	Societe Generale	788,791
7,800	Thales SA	486,067
12,800	Total SA	1,031,824
7,200	Valeo SA	394,339
10,000	Vivendi	450,206

		36,136,346

	Germany—6.6%
49,100	BASF AG	6,792,280
13,700	Daimler AG	1,507,228
17,900	Deutsche Bank AG	2,386,753
25,700	E.ON AG	5,021,989
25,000	Heidelberger Druckmaschinen AG	1,020,859
45,400	ThyssenKrupp AG	3,025,132
26,000	TUI AG*	769,436
3,600	Volkswagen AG	1,031,998

		21,555,675

	Greece—0.9%
68,990	OPAP SA	2,818,162

	Hong Kong—4.5%
1,150,400	Chaoda Modern Agriculture Holdings Ltd.	1,049,905
276,678	China Mobile Ltd.	5,719,894
200,000	Citic Pacific Ltd.	1,261,175
102,600	Hong Kong Exchanges and Clearing Ltd.	3,425,042
159,280	Orient Overseas International Ltd.	1,644,380
1,193,400	Soho China Ltd.*	1,536,741

		14,637,137

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Ireland—1.2%
90,100	Allied Irish Banks PLC ( London Exchange)	$2,256,579
37,500	Allied Irish Banks PLC (Ireland Exchange)	936,481
31,300	Irish Life & Permanent PLC	709,379

		3,902,439

	Israel—2.1%
62,300	Amdocs Ltd.*	2,143,120
110,100	Teva Pharmaceutical Industries Ltd., ADR	4,845,501

		6,988,621

	Italy—2.3%
76,600	Eni SpA	2,796,147
18,600	Finmeccanica SpA	552,059
18,400	Indesit Co. SpA	326,234
469,351	Intesa Sanpaolo SpA	3,712,112

		7,386,552

	Japan—13.3%
4,650	Aiful Corp.	109,731
30,300	Alpine Electronics, Inc.	487,098
37,000	Alps Electric Co. Ltd.	463,230
92,000	Asahi Kasei Corp.	704,301
43,754	Canon, Inc.	2,213,926
178,000	Cosmo Oil Co. Ltd.	776,359
53,000	Daiwa Securities Group, Inc.	510,764
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	852,998
34,600	Fanuc Ltd.	3,792,836
137,000	Fuji Heavy Industries Ltd.	712,067
21,400	Hokkaido Electric Power Co., Inc.	461,789
48,200	Honda Motor Co. Ltd.	1,804,939
11,000	Kansai Electric Power Co., Inc. (The)	247,719
190,800	Kurabo Industries Ltd.	459,118
17,300	Kyushu Electric Power Co., Inc.	421,816
187,000	Marubeni Corp.	1,605,667
34,000	Matsushita Electric Industrial Co. Ltd.	649,255
88,700	Mitsubishi Chemical Holdings Corp.	733,909
18,900	Nifco, Inc.	442,201
10,089	Nintendo Co. Ltd.	6,407,309
98,200	Nippon Oil Corp.	869,727
200	Nippon Paper Group, Inc.	598,848
23,000	Nippon Shokubai Co. Ltd.	227,301
270	Nippon Telegraph & Telephone Corp.	1,235,693
25,400	Nipro Corp.	484,611
153,700	Nissan Motor Co. Ltd.	1,763,364
64,900	Nomura Holdings, Inc.	1,156,468

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Japan (cont’d.)
900	NTT DoCoMo, Inc.	$1,309,404
55,000	Oji Paper Co. Ltd.	251,239
14,100	Rengo Co. Ltd.	101,808
35,300	Ricoh Co. Ltd.	697,724
133,000	Sanwa Holdings Corp.	701,420
23,600	Sumitomo Corp.	411,204
68,000	Sumitomo Trust & Banking Co. Ltd. (The)	507,008
12,100	Takefuji Corp.	308,360
82,000	Tanabe Seiyaku Co. Ltd.	944,821
45,000	Toppan Printing Co. Ltd.	439,034
92,000	Toyota Motor Corp.	5,266,467
18,756	Yamada Denki Co. Ltd.	1,933,788

		43,065,321

	Liechtenstein—0.3%
3,300	Verwaltungs Und Privat Bank AG	863,173

	Mexico—1.8%
50,500	America Movil SAB de CV, ADR (Class L Stock)	3,302,195
621,200	Wal-Mart de Mexico SA de CV	2,522,669

		5,824,864

	Netherlands—3.7%
59,700	ING Groep NV, ADR	2,684,273
84,200	Koninklijke KPN NV	1,588,012
14,200	Oce NV	285,296
41,600	Royal Dutch Shell PLC (Class A Stock)	1,821,036
73,212	Royal Dutch Shell PLC (Class B Stock)	3,189,219
24,400	Schlumberger Ltd.	2,356,308

		11,924,144

	New Zealand—0.1%
302,900	Air New Zealand Ltd.	497,804

	Norway—0.4%
33,400	Norsk Hydro ASA	490,408
28,797	Statoilhudro ASA	974,423

		1,464,831

	Russia—1.5%
57,600	Gazprom OAO, ADR	2,868,480
435,000	Sberbank	1,870,500

		4,738,980

	Singapore—0.8%
389,160	MobileOne Ltd.	566,858
281,000	Neptune Orient Lines Ltd.	1,006,630
67,580	Singapore Airlines Ltd.	922,515

		2,496,003

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2007

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	South Korea—0.9%
46,661	Shinhan Financial Group Co. Ltd.	$3,048,540

	Spain—2.8%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,481,992
115,500	Banco Santander Central Hispano SA	2,509,596
38,700	Repsol YPF SA	1,527,595
106,600	Telefonica SA	3,519,105

		9,038,288

	Sweden—1.0%
34,200	Electrolux AB (Class B Stock)	660,897
6,690	Husqvarna AB	80,307
146,400	Nordea Bank AB	2,618,216

		3,359,420

	Switzerland—8.6%
6,600	Ciba Specialty Chemicals AG	327,892
24,300	Credit Suisse Group	1,634,125
2,000	Georg Fischer AG*	1,500,345
2,000	Givaudan SA	1,964,779
9,950	Nestle SA	4,591,052
53,150	Novartis AG	2,826,347
1,900	Rieter Holdings AG	1,101,390
21,900	Roche Holding AG	3,735,704
13,600	Swiss Reinsurance	1,276,174
3,400	Swisscom AG	1,256,949
111,100	UBS AG	5,941,510
5,900	Zurich Financial Services AG	1,776,265

		27,932,532

	United Kingdom—17.9%
30,000	Alliance & Leicester PLC	493,107
522,600	ARM Holdings PLC	1,613,667
44,800	AstraZeneca PLC	2,210,517
71,300	Aviva PLC	1,120,062
199,100	Barclays PLC	2,500,497
184,700	Beazley Group PLC	664,402
213,900	BP PLC	2,779,770
137,900	Bradford & Bingley PLC	886,015
453,600	BT Group PLC	3,074,743
63,200	Carnival PLC	2,951,515
48,200	Dairy Crest Group PLC	603,840
285,600	DSG International PLC	769,035
185,400	GKN PLC	1,413,833
30,700	GlaxoSmithKline PLC	790,273

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	United Kingdom (cont’d.)
128,000	HBOS PLC	$2,323,498
499,396	Kingfisher PLC	2,048,756
286,800	Legal & General Group PLC	835,479
534,200	Lloyds TSB Group PLC	6,059,221
246,400	Marks & Spencer Group PLC	3,340,461
62,544	Next PLC	2,871,461
184,500	Northern Foods PLC	406,650
366,300	Old Mutual PLC	1,401,435
50,000	Reckitt Benckiser PLC	2,899,590
264,600	Royal & Sun Alliance Insurance Group PLC	867,640
117,300	Royal Bank of Scotland Group PLC	1,259,756
41,600	Royal Dutch Shell PLC	—
123,828	SABMiller PLC	3,720,530
40,100	Tate & Lyle PLC	363,120
146,100	Taylor Wimpey PLC	751,871
54,900	TT electronics PLC	168,948
851,700	Vodafone Group PLC	3,347,084
85,284	Vodafone Group PLC, ADR	3,349,103

		57,885,879

	TOTAL LONG-TERM INVESTMENTS (cost $231,413,557)	321,502,028

	SHORT-TERM INVESTMENT—0.5%

	Affiliated Money Market Mutual Fund
1,559,851	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,559,851)(w)	1,559,851

	TOTAL INVESTMENTS(o)—99.7% (cost $232,973,408; Note 5)	323,061,879
	Other assets in excess of liabilities(x)—0.3%	832,338

	NET ASSETS—100%	$323,894,217

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

EUR—Euro

JPY—Japanese Yen

MXN—Mexican Peso

*	Non-income producing security.
(o)	As of October 31, 2007, 59 securities representing $79,065,517 and 24.4% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

International Equity Portfolio (continued)	Portfolio of Investments As of October 31, 2007

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at October 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euro Expiring 11/05/07	EUR	2	$3,293	$3,293	$—
Mexican Peso Expiring 12/06/07	MXN	6,300	577,373	589,238	11,865

			$580,666	$592,531	$11,865

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen, Expiring 11/05/07	JPY	379	$3,293	$3,283	$10
Mexican Peso Expiring 12/06/07	MXN	69,000	6,342,495	6,453,562	(111,067)

			$6,345,788	$6,456,845	$(111,057)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2007 were as follows:

Telecommunications	12.2%
Oil & Gas	10.2
Financial—Bank & Trust	7.6
Pharmaceuticals	6.9
Commercial Banks	6.3
Chemicals	5.4
Insurance	4.5
Automobile Manufacturers	4.5
Financial Services	4.0
Entertainment & Leisure	3.8
Electronic Components	3.1
Foods	2.9
Retail	2.8
Electric	1.9
Beverages	1.9
Transportation	1.9
Auto Parts & Related	1.5
Metals & Mining	1.4
Banks	1.4
Media	1.2
Diversified Operations	1.2
Aerospace & Defense	1.1
Retail & Merchandising	1.0

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Real Estate Management & Development	0.9%
Airlines	0.9
Household Products	0.9
Consumer Products & Services	0.8
Office Equipment	0.8
Machinery & Equipment	0.6
Distribution/Wholesale	0.6
Semiconductors	0.5
Affiliated Money Market Mutual Fund	0.5
Real Estate	0.5
Holding Companies—Diversified	0.4
Iron/Steel	0.4
Agriculture	0.4
Paper & Forest Products	0.3
Household & Personal Products	0.3
Multi-line Insurance	0.2
Hotels, Restaurants & Leisure	0.2
Home Builders	0.2
Lumber & Wood Products	0.2
Office Equipment & Supplies	0.2
Household Durables	0.2
Home Furnishings	0.2
Computers	0.2
Healthcare Equipment & Supplies	0.2
Textiles	0.1
Commercial Services	0.1
Miscellaneous Manufacturers	0.1
Construction Materials	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

International Bond Portfolio	Portfolio of Investments As of October 31, 2007

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—171.6%

		FOREIGN BONDS—95.4%

		Australia—2.3%
	$1,000	New South Wales Treasury Corp. 6.00%, 05/01/12	$893,969

		Austria—2.1%
EUR	560	Austrian Government International Bond 4.00%, 07/15/09	809,025

		Belgium—4.1%
EUR	1,100	Belgium Government Bond 4.25%, 09/28/14	1,593,044

		Canada—2.5%
CAD	800	Canada Housing Trust No. 1 4.55%, 12/15/12	850,448
CAD.	100	Province of Ontario, Debs. 6.20%, 06/02/31	125,218

			975,666

		Denmark—1.5%
DKK	1,100	Denmark Government Bond 6.00%, 11/15/11	227,283
DKK	1,985	Realkredit Danmark A/S 5.000%, 10/01/38	370,244

			597,527

		Finland—13.2%
EUR	2,010	Finnish Government Bond 4.25%, 07/04/15	2,907,199
EUR	1,450	5.375%, 07/04/13	2,221,681

			5,128,880

		France—5.9%
EUR	80	Credit Suisse Group Capital Guernsey V Ltd. 6.905%(c), 12/31/49	122,029
EUR	1,280	French Government Bond 5.75%, 10/25/32	2,174,229

			2,296,258

		Germany—7.1%
EUR	100	Deutsche Bundesrepublik 4.25%, 01/04/14	145,388
EUR	100	4.75%, 07/04/34	149,875
EUR	660	5.625%, 01/04/28	1,092,501
EUR	800	6.25%, 01/04/24	1,394,238

			2,782,002

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		FOREIGN BONDS (continued)

		Ireland—0.9%
EUR	158	Atlantes Mortgage PLC, Series 1, Class A 4.929%(c), 01/17/36	$229,335
EUR	100	German Postal Pensions Securitisation PLC 3.375%, 01/18/16	133,360

			362,695

		Italy—0.5%
EUR	140	Argo Mortgages Series L, Series 1, Class A 4.873%(c), 10/28/36	202,061

		Japan—24.5%
JPY	500	Development Bank of Japan 4.25%, 06/09/15	478,265
JPY	199,400	Japanese Government Bonds 1.10%, 12/10/16	1,728,256
	40,000	1.20%, 03/20/12	349,157
JPY	130,000	1.50%, 03/20/11 - 03/20/15	1,144,217
JPY	1,000	1.55%, 02/21/12	8,858
JPY	110,000	1.60%, 06/20/14	974,552
JPY	110,000	1.70%, 09/20/16	970,298
JPY	50,000	2.30%, 06/20/35	422,853
JPY	50,000	2.40%, 03/20/34	433,330
JPY	260,000	2.50%, 09/20/35 - 09/20/37	2,286,415
JPY	20,040	Japanese Government CPI Linked Bond 0.80%, 12/10/15	170,645
JPY	40,000	Series 11 1.20%, 03/10/17	346,720
JPY	20,000	Series 12 1.20%, 06/10/17	173,363
JPY	9,366	JLOC Ltd., Series 36A, Class A1 (cost $84,228, purchased 04/23/07)(f)(g) 1.188%(c), 02/16/16	81,216

			9,568,145

		Korea—0.3%
	100	Korea Development Bank Notes 4.25%, 11/13/07	100,000

		Netherlands—7.9%
EUR	500	Arena BV, Series 2003-I, Class A2 4.30%(c), 05/19/55	710,843
EUR	70	Deutsche Telekom International Finance BV 7.50%, 01/24/33	124,827

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		FOREIGN BONDS (continued)

		Netherlands (cont’d.)
EUR	426	Dutch MBS BV, Series X, Class A 5.072%(c), 10/02/79	$617,229
EUR	600	Netherlands Government Bond 3.75%, 07/15/09	863,375
EUR	400	7.50%, 01/15/23	771,076

			3,087,350

		Spain—6.2%
	100	Santander Perpetual SA Unipersonal, 144A (cost $100,000, purchased 10/18/07)(f)(g) 6.671%, 10/29/49	99,579
EUR	1,600	Spanish Government Bond 4.40%, 01/31/15	2,335,580

			2,435,159

		United Kingdom—16.4%
	200	Barclays Bank PLC 5.45%, 09/12/12	202,927
EUR	500	Chester Asset Receivables Dealings No 11, Series A 6.125%, 10/15/10	748,758
EUR	60	Hilton Group Finance PLC 6.50%, 07/17/09	88,251
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,342,205
		National Grid PLC (cost $89,690, purchased 11/03/06)(f)(g)
CAD	100	4.98%, 06/22/11	105,005
		Royal Bank of Scotland PLC, 144A (cost $300,000, purchased 07/14/05)(f)(g)
	300	5.23%(c), 07/21/08	299,923
		United Kingdom Treasury Stock
GBP	425	4.75%, 06/07/10	877,828
GBP	100	5.00%, 09/07/14	208,180
GBP	1,200	5.75%, 12/07/09	2,527,104

			6,400,181

		TOTAL FOREIGN BONDS (cost $33,766,471)	37,231,962

		UNITED STATES BONDS—76.2%

		Asset Backed Securities—5.4%
		CIT Group Home Equity Loan Trust, Series 2002-1, Class AV
	3	5.163%(c), 03/25/33	3,380
		Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4
EUR	650	5.375%, 04/10/13	962,043

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Asset Backed Securities (cont’d.)
		Fremont Home Loan Trust, Series 2006-1, Class 2A2
EUR	128	4.993%(c), 04/25/36	$127,692
		Master Asset Backed Securities Trust, Series 2006-WMC1, Class A2
EUR	200	4.983%(c), 02/25/36	196,258
		MBNA Credit Card Master Note Trust, Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14	821,588

			2,110,961

		Collateralized Mortgage Obligations—4.5%
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-2, Class A1
	126	4.125%(c), 03/25/35	124,737
		Series 2005-2, Class A2
	62	4.125%(c), 03/25/35	61,077
		Series 2005-5, Class A1
	113	4.55%(c), 08/25/35	112,277
		Series 2005-5, Class A2
	72	4.55%(c), 08/25/35	71,999
	58	Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1 5.52%, 09/25/35	58,155
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-6, Class A1
	59	4.748%(c), 08/25/35	58,755
		Series 2006-AR1, Class 1A1
	317	4.90%(c), 10/25/35	315,429
	105	Countrywide Alternative Loan Trust, Series 2005-76, Class 2A1 5.993%(c), 02/25/36	102,720
	100	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3 5.311%, 12/15/39	97,584
	19	CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1 4.037%, 08/25/33	18,796
	47	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1 6.00%, 07/25/44	47,987
	109	Federal Home Loan Mortgage Corp., Series R006, Class ZA 6.00%, 04/15/36	108,446
	214	Freddie Mac REMICS, Series 2682, Class JB 4.50%, 09/15/19	212,014
	53	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1 5.50%, 09/25/34	52,401

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Collateralized Mortgage Obligations (cont’d.)
	$16	Harborview Mortgage Loan Trust, Series 2003-1, Class A 4.928%, 05/19/33	$15,555
	20	Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1 4.835%, 02/25/33	20,288
	77	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A 4.25%, 10/25/35	75,721
	206	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR11, Class 1A1 4.615%, 06/25/35	202,803

			1,756,744

		Corporate Bonds—11.3%
EUR	100	American International Group, Inc., Jr. Sub. Notes 4.875%(c), 03/15/67	132,577
	100	Avon Products, Inc., Sr. Unsec’d. Notes 5.125%, 01/15/11	100,157
JPY	10,000	Bank of America N.A., Notes 0.80%, 07/07/08	86,674
EUR	300	Chase Credit Card Master Trust, Series 1998-4, Notes 5.00%, 08/15/08	435,139
	100	COX Communications, Inc., Sr. Unsec’d. Notes 6.75%, 03/15/11	104,453
	100	El Paso Performance-Linked Trust, Notes, 144A (cost $106,250, purchased 03/15/07)(f)(g) 7.75%, 07/15/11	103,102
	100	Exelon Corp., Sr. Unsec’d. Notes 4.90%, 06/15/15	93,822
	100	Federated Department Stores, Sr. Unsec’d. Notes 6.30%, 04/01/09	100,851
	50	Ford Motor Credit Co. LLC, Notes 7.80%, 06/01/12	46,979
	100	Sr. Unsec’d. Notes 7.993%(c), 01/13/12	92,578
	50	Ford Motor Credit Co., Sr. Notes 7.25%, 10/25/11	46,511

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Corporate Bonds (cont’d.)
		General Electric Capital Corp., Sr. Unsec’d. Notes
EUR	100	5.25%, 10/19/12	$100,679
		Glitnir Bank HF, Sr. Unsub. Notes, 144A (cost $100,000, purchased 04/13/07)(f)(g)
	100	5.44%(c), 04/20/10	98,169
	100	GMAC LLC, Sr. Unsec’d. Notes 6.00%, 12/15/11	88,726
CAD	100	Goldman Sachs Group, Inc., Sr. Unsec’d. Notes (cost $90,598, purchased 11/03/06)(f)(g) 5.25%, 06/01/16	102,364
	100	HBOS PLC, Sub. Notes, 144A (cost $98,011, purchased 05/10/07)(f) 5.92%(c), 09/29/49	90,884
	200	HSBC Holdings PLC, Sub. Notes 6.50%, 05/02/36	197,444
	100	iStar Financial, Inc., Sr. Unsec’d. Notes 5.15%, 03/01/12	91,277
	100	Johnson Controls, Inc., Sr. Notes 5.25%, 01/15/11	100,434
	100	JPMorgan Chase Capital, Jr. Sub. Notes 6.55%, 09/29/36	93,761
EUR	100	Mizuho Financial Group Cayman Ltd., Gtd. Notes (Cayman Islands) 4.75%(c), 04/15/14	143,731
	200	Mizuho Investment Sub. Notes, 144A (cost $213,040, purchased 10/25/06)(f)(g) 9.87%(c), 12/29/49	205,763
	100	Mizuho Preferred Capital Co. LLC, Bonds, 144A (cost $111,354, purchased 04/22/05)(f)(g) 8.79%(c), 12/31/49	102,199
	100	Newell Rubbermaid, Inc., Notes 4.00%, 05/01/10	98,627
	100	Rabobank Capital Fund Trust III, Gtd. Notes, 144A (cost $97,583, purchased 12/15/06)(f)(g) 5.254%(c), 10/21/16	93,901
EUR	50	RBS Capital Trust, Bank Gtd. Notes 6.467%(c), 12/31/49	74,251

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Corporate Bonds (cont’d.)
EUR	100	Roseton/Danskamme, Series A, Pass-Thru Certs. 7.27%, 11/08/10	$100,250
	100	Sabre Holdings Corp., Unsub. Notes 7.35%, 08/01/11	96,000
EUR	200	SB Treasury Co. LLC, Jr. Sub. Bonds, 144A (cost $211,350, purchased 12/20/06)(f)(g) 9.40%(c), 12/29/49	204,101
	100	SMFG Preferred Capital, Sub. Notes, 144A (cost $100,000, purchased 12/13/2006)(f)(g) 6.078%(c), 01/25/17	93,541
	100	Sprint Capital Corp., Gtd. Notes 8.375%, 03/15/12	109,215
	100	State Street Capital Trust IV, Gtd. Notes 6.694%(c), 06/15/37	90,300
EUR	250	Student Loan Marketing Assoc. 3.80%, 06/17/10	354,032
	100	Viacom, Inc., Sr. Notes 5.75%, 04/30/11	100,965
	100	Wells Fargo (Old), Sr. Unsec’d. Notes 5.17%(c), 03/10/08	99,976
EUR	100	Zurich Finance USA, Inc., Gtd. Notes 5.75%(c), 10/02/23	148,115

			4,421,548

		U.S. Government Agency Obligations—0.2%
		Small Business Administration Participation Certificates,
		Series 2005-20E, Class 1
	87	4.84%, 05/01/25	85,503

		U.S. Government Mortgage Backed Obligations—32.2%
		Federal National Mortgage Assoc.
	274	5.50%, TBA	7,975,973
	8,100	5.50%, 04/01/33 - 05/01/35	269,477
	3,000	6.00%, TBA	3,021,564
	1,000	6.50%, TBA	1,023,438
	200	8.95%, 02/12/18	264,482

			12,554,934

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		U.S. Treasury Obligations—22.6%
		U.S. Treasury Bonds
	100	4.50%, 02/15/36	$96,000
	900	5.25%, 02/15/29	954,422
		U.S. Treasury Inflationary Bonds
	299	2.625%, 07/15/17	313,918
		U.S. Treasury Notes
	4,800	4.875%, 01/31/09	4,849,877
	2,500	4.875%, 06/30/12	2,577,148

			8,791,365

		TOTAL UNITED STATES BONDS (cost $29,270,566)	29,721,055

		TOTAL LONG-TERM INVESTMENTS (cost $63,037,037)	66,953,017

		SHORT-TERM INVESTMENTS—4.7%

		FOREIGN TREASURY OBLIGATION—2.6%
EUR	700	Belgium Treasury Bills(k)(n) 3.85%, 11/15/07 (cost $944,906)	1,012,566

		U.S. TREASURY OBLIGATIONS—0.7%
		U.S. Treasury Bills(k)(n)
	270	3.71%, 12/13/07 (cost $268,813)	268,722

Contracts/ Notional Amount (000)		OUTSTANDING OPTIONS PURCHASED*—0.8%

		Call Options—0.8%
	2,500	5 Year U.S. Treasury Note Futures expiring 11/20/2007, Strike Price $117.00	391
EUR	2,000	expiring 11/20/2007, Strike Price $119.50	312
	11,000	expiring 11/20/2007, Strike Price $121.00	1,719
	4,500	expiring 11/20/2007, Strike Price $123.50	703
	6,600	10 Year U.S. Treasury Note Futures expiring 11/20/2007, Strike Price $126.00	1,031
	400	Currency Option on USD vs. JPY expiring 12/05/2007 @ FX Rate 116.00	2,496
EUR	1,400	Euro-Bobl expiring 11/23/2007, Strike Price $113.00	101
EUR	2,200	Euro-Schatz expiring 11/23/2007, Strike Price $104.40	159
EUR	2,300	expiring 11/23/2007, Strike Price $105.00	167
	700	Swap on 3 Month LIBOR expiring 03/31/2008 @ 4.75%	4,895
	19,100	expiring 09/26/2008 @ 4.75%	155,281
	10,400	expiring 08/03/2009 @ 5.30%	138,069
	3,300	expiring 08/28/2009 @ 5.00%	33,426

			338,750

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Contracts/ Notional Amount (000)		DESCRIPTION	VALUE (NOTE 1)

		OUTSTANDING OPTIONS PURCHASED (continued)

		Put Options
GBP	11,500	3 Month Sterling, expiring 03/19/2008, Strike Price $93.00	$299
	5,900	10 Year U.S. Treasury Notes Futures expiring 11/20/2007, Strike Price $96.00	922
	2,100	Euro-Bund expiring 11/23/2007, Strike Price $106.00	304
EUR	4,200	Euro-Schatz expiring 11/23/2007, Strike Price $100.90	304
EUR	3,600	expiring 11/23/2007, Strike Price $101.40	261
	26,000	Eurodollar Futures, expiring 03/17/2008, Strike Price $93.00	162
	2,000	expiring 03/17/2008, Strike Price $93.25	13
EUR	8,100	FNCL expiring 12/05/2007, Strike Price $86.30	—
	5,000	expiring 12/05/2007, Strike Price $89.17	—

			2,265

		TOTAL OUTSTANDING OPTIONS PURCHASED (cost $241,966)	341,015

Shares		AFFILIATED MONEY MARKET MUTUAL FUND—0.6%
	224,060	Dryden Core Investment Fund—Taxable Money Market Series (cost $224,060)(w)	224,060

		TOTAL SHORT-TERM INVESTMENTS (cost $1,679,745)	1,846,363

		TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—176.3% (cost $64,716,782; Note 5)	68,799,380

Principal Amount (000)#		SECURITIES SOLD SHORT—(10.6)%
		U.S. Treasury Obligations—(10.6)%
		U.S. Treasury Notes
	$1,860	4.50%, 02/15/16 - 05/15/17	(1,873,626)
	1,100	4.625%, 02/15/17	(1,114,266)
	1,100	5.125%, 05/15/16	(1,154,484)

		TOTAL SECURITIES SOLD SHORT (proceeds $4,111,764)	(4,142,376)

Contracts/ Notional Amounts (000)		OUTSTANDING OPTIONS WRITTEN*—(0.9)%
		Call Options—(0.9)%
		Swap on 3 Month LIBOR,
	2,200	expiring 11/19/07 @ 5.38%	(27,918)
	500	expiring 01/30/08 @ 5.53%	(18,053)

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

Contracts Notional Amounts (000)	DESCRIPTION	VALUE (NOTE 1)

	OUTSTANDING OPTIONS WRITTEN

	Call Options (continued)
2,000	expiring 02/01/08 @ 4.90%	$(16,571)
300	expiring 03/31/08 @ 4.95%	(3,771)
8,300	expiring 09/26/08 @ 4.95%	(123,620)
4,500	expiring 08/03/09 @ 5.50%	(127,876)
1,100	expiring 08/28/09 @ 5.32%	(31,295)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $261,954)	(349,104)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—164.8% (cost $60,343,064; Note 5)	64,307,900
	Other liabilities in excess of other assets(x)—(64.8%)	(25,297,210)

	NET ASSETS—100%	$39,010,690

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

DKK—Denmark Krone

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

RUS—Russian Ruble

SEK—Swedish Krona

USD—United States Dollar

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $1,702,104. The aggregate value of $1,679,747 is approximately 4.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, and forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at October 31, 2007:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at October 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
45	10 Year U.S. Treasury Notes	Dec 07	$4,935,812	$4,950,703	$14,891
11	Euro-Bund	Dec 07	1,792,569	1,805,794	13,225
19	3 Month Euro Yen	Mar 08	4,074,134	4,083,192	9,058
40	90 Day Euro Dollar	Jun 08	9,526,188	9,562,000	35,812
20	90 Day Euro Dollar	Sep 08	4,732,500	4,784,500	52,000
7	90 Day Euro Dollar	Jun 09	1,666,350	1,672,300	5,950
14	90 Day Sterling	Mar 08	3,429,023	3,424,823	(4,200)
2	90 Day Sterling	Sep 08	489,728	491,028	1,300
14	90 Day Sterling	Dec 08	3,435,375	3,439,378	4,003
7	90 Day Sterling	Mar 09	1,715,323	1,719,871	4,548
7	90 Day Sterling	Jun 09	1,715,504	1,719,507	4,003

					140,590

Short Positions:
64	2 Year Euro-Schatz	Dec 07	9,582,688	9,568,248	14,440
187	5 Year U.S. Treasury Notes	Dec 07	19,834,515	20,073,281	(238,766)
5	10 United Kingdom Gilt	Dec 07	1,112,428	1,115,547	(3,119)
14	Euro-Bobl	Dec 07	2,186,215	2,184,312	1,903

					(225,542)

					$(84,952)

Forward foreign currency exchange contracts outstanding at October 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 11/08/07	AUD	405	$365,350	$377,218	$11,868
Expiring 11/15/07	AUD	809	727,036	753,752	26,716
Brazilian Real, Expiring 11/05/07	BRL	1,225	669,000	707,648	38,648
Expiring 03/04/08	BRL	878	442,849	498,735	55,886
Expiring 07/02/08	BRL	2,300	1,201,673	1,283,619	81,946
Chinese Yuan, Expiring 04/28/08	CNY	2,085	290,000	290,343	343
Euro, Expiring 11/05/07	EUR	21	30,336	30,419	83
Expiring 11/08/07	EUR	272	385,204	394,057	8,853
Indian Rupee, Expiring 05/12/08	INR	10,339	252,000	260,630	8,630
Japanese Yen, Expiring 12/13/07	JPY	45,940	405,000	400,263	(4,737)

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Korean Won, Expiring 01/30/08	KRW	267,099	$293,105	$297,524	$4,419
Expiring 05/30/08	KRW	141,731	152,787	158,090	5,303
Malaysian Ringgitt, Expiring 05/12/08	MYR	2,183	654,458	658,205	3,747
Mexican Peso, Expiring 03/13/08	MXN	3,323	295,297	308,336	13,039
Norwegian Krone, Expiring 12/06/07	NOK	1,672	302,213	311,354	9,141
Russian Ruble, Expiring 12/10/07	RUS	24,360	948,000	985,937	37,937
Expiring 01/11/08	RUS	913	36,000	36,929	929
Expiring 07/10/08	RUS	354	14,000	14,252	252
Swedish Krona, Expiring 12/06/07	SEK	1,725	264,348	271,731	7,383

			$7,728,656	$8,039,042	$310,386

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 11/21/07	AUD	1,450	$1,300,589	$1,350,533	$(49,944)
Expiring 11/29/07	AUD	337	310,469	313,771	(3,302)
Brazilian Real, Expiring 11/05/07	BRL	1,225	675,534	707,833	(32,299)
Canadian Dollars, Expiring 12/20/07	CAD	309	325,319	325,319	—
Danish Krones, Expiring 12/06/07	DKK	3,106	569,908	603,949	(34,041)
Euro, Expiring 11/05/07	EUR	13,529	19,161,561	19,597,306	(435,745)
Japanese Yen, Expiring 12/13/07	JPY	965,357	8,458,725	8,410,853	47,872
Korean Won, Expiring 01/30/08	KRW	270,929	296,000	301,791	(5,791)
Expiring 05/30/08	KRW	116,915	128,000	130,410	(2,410)
Mexican Peso, Expiring 03/13/08	MXN	2,255	202,000	209,246	(7,246)
New Zealand Dollar, Expiring 11/29/07	NZD	27	20,520	20,581	(61)
Pound Sterling, Expiring 12/20/07	GBP	361	745,050	749,414	(4,364)
Russian Ruble, Expiring 01/11/08	RUB	15,448	607,000	624,744	(17,744)
Swedish Krona, Expiring 12/06/07	SEK	1,254	195,633	197,536	(1,903)

			$32,996,308	$33,543,286	$(546,978)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Interest rate swap agreements outstanding at October 31, 2007:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	12/19/12		$1,400,000	5.00%	3 month LIBOR	$9,814
Bank of America Securities LLC(2)	06/20/17		1,300,000	5.00%	3 month LIBOR	22,731
Barclays Capital(1)	06/18/09		2,500,000	5.00%	3 month LIBOR	9,900
Barclays Capital(1)	12/19/12		500,000	5.00%	3 month LIBOR	1,648
Citigroup(1)	12/19/17		1,400,000	5.00%	3 month LIBOR	17,335
Citigroup(2)	12/19/37		800,000	5.00%	3 month LIBOR	(12,826)
Deutsche Bank(1)	06/18/09		7,700,000	5.00%	3 month LIBOR	30,321
Deutsche Bank(1)	12/19/08		5,800,000	5.00%	3 month LIBOR	20,783
Deutsche Bank(1)	12/19/09		7,200,000	5.00%	3 month LIBOR	64,486
Deutsche Bank(1)	12/17/09		3,400,000	5.00%	3 month LIBOR	7,067
Deutsche Bank(2)	06/20/14		200,000	5.00%	3 month LIBOR	121
Goldman Sachs & Co.(2)	06/20/14		1,600,000	5.00%	3 month LIBOR	972
Lehman Brothers(1)	12/19/12		600,000	5.00%	3 month LIBOR	1,546
Lehman Brothers(2)	06/20/14		4,200,000	5.00%	3 month LIBOR	2,589
Lehman Brothers(2)	12/19/37		200,000	5.00%	3 month LIBOR	(1,903)
Merrill Lynch & Co.(1)	12/19/12		2,000,000	5.00%	3 month LIBOR	(14,826)
Morgan Stanley Capital Services, Inc.(1)	12/19/12		500,000	5.00%	3 month LIBOR	(3,421)
UBS AG(1)	12/19/08		100,000	5.00%	3 month LIBOR	373
Deutsche Bank(3)	12/07/07		300,000	0.29%	CMS 10y-2y	9,387
Citigroup(1)	01/15/09	AUD	1,000,000	6.50%	3 month Australian Bank Bill rate	(6,878)
Deutsche Bank(1)	01/15/09	AUD	1,380,000	6.50%	3 month Australian Bank Bill rate	(9,440)
Morgan Stanley Capital Services, Inc.(1)	09/15/09	AUD	3,000,000	7.00%	3 month Australian Bank Bill rate	(11,792)
Credit Suisse International(2)	06/15/17	AUD	900,000	6.50%	6 month Australian Bank Bill rate	(977)
Deutsche Bank(1)	06/15/10	AUD	600,000	7.00%	6 month Australian Bank Bill rate	(12,867)
Deutsche Bank(2)	12/15/17	AUD	500,000	6.75%	6 month Australian Bank Bill rate	(370)
Goldman Sachs & Co.(1)	01/02/12	BRL	3,400,000	10.15%	Brazilian interbank lending rate	(42,238)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	900,000	10.12%	Brazilian interbank lending rate	(10,606)
UBS AG(1)	01/02/12	BRL	200,000	10.58%	Brazilian interbank lending rate	(1,119)
Barclays Capital(1)	09/19/12	EUR	2,200,000	5.00%	6 month Euribor	44,806
Credit Suisse International(2)	06/15/17	EUR	2,400,000	4.00%	6 month Euribor	175,349
Deutsche Bank(1)	12/15/11	EUR	300,000	4.00%	6 month Euribor	(8,672)
Deutsche Bank(1)	12/19/37	EUR	1,500,000	4.00%	6 month Euribor	9,616
Deutsche Bank(2)	03/19/38	EUR	600,000	5.00%	6 month Euribor	(37,367)

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Deutsche Bank(2)	12/19/17	EUR	2,600,000	5.00%	6 month Euribor	$(11,211)
Goldman Sachs & Co.(1)	09/19/09	EUR	8,000,000	4.00%	6 month Euribor	(116,227)
Goldman Sachs & Co.(1)	06/21/36	EUR	100,000	4.00%	6 month Euribor	(5,529)
Goldman Sachs & Co.(2)	12/15/14	EUR	900,000	4.00%	6 month Euribor	45,595
Goldman Sachs & Co.(2)	12/15/11	EUR	1,500,000	5.00%	6 month Euribor	2,005
Lehman Brothers(1)	03/19/10	EUR	1,300,000	4.50%	6 month Euribor	(7,200)
Morgan Stanley Capital Services, Inc.(1)	09/19/09	EUR	400,000	4.00%	6 month Euribor	(5,202)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	2,200,000	4.50%	6 month Euribor	(5,720)
Barclays Capital(1)	04/30/12	EUR	500,000	1.98%	FRC-Excluding Tobacco - Non-Revised Consumer Price Index	(3,957)
Goldman Sachs & Co.(1)	06/15/12	EUR	300,000	2.08%	FRC-Excluding Tobacco - Non-Revised Consumer Price Index	(325)
Barclays Capital(1)	09/15/10	GBP	1,600,000	5.00%	6 month LIBOR	(70,023)
Barclays Capital(1)	06/12/36	GBP	100,000	4.25%	6 month LIBOR	(13,845)
Barclays Capital(2)	09/15/17	GBP	200,000	4.50%	6 month LIBOR	1,778
Barclays Capital(2)	06/18/34	GBP	100,000	5.00%	6 month LIBOR	15,203
Barclays Capital(2)	12/15/35	GBP	700,000	4.00%	6 month LIBOR	31,541
Deutsche Bank(1)	09/15/10	GBP	200,000	5.00%	6 month LIBOR	(7,747)
Deutsche Bank(1)	09/15/15	GBP	100,000	5.00%	6 month LIBOR	(3,204)
Deutsche Bank(1)	06/15/09	GBP	100,000	5.00%	6 month LIBOR	(2,824)
Goldman Sachs & Co.(1)	09/15/10	GBP	600,000	5.00%	6 month LIBOR	(26,658)
Goldman Sachs & Co.(1)	03/20/13	GBP	400,000	5.00%	6 month LIBOR	(1,846)
Goldman Sachs & Co.(1)	03/20/13	GBP	700,000	5.50%	6 month LIBOR	(2,412)
Goldman Sachs & Co.(1)	09/20/12	GBP	1,100,000	6.00%	6 month LIBOR	36,419
Morgan Stanley Capital Services, Inc.(1)	06/15/09	GBP	100,000	5.00%	6 month LIBOR	(2,739)
Morgan Stanley Capital Services, Inc.(1)	03/20/18	GBP	600,000	5.00%	6 month LIBOR	(11,678)
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP	100,000	5.00%	6 month LIBOR	7,638
Morgan Stanley Capital Services, Inc.(2)	12/15/35	GBP	100,000	4.00%	6 month LIBOR	8,644
Barclays Capital(1)	03/18/09	JPY	440,000,000	1.00%	6 month LIBOR	5,257
Barclays Capital(1)	12/20/13	JPY	290,000,000	2.00%	6 month LIBOR	21,732
Barclays Capital(2)	12/20/16	JPY	160,000,000	2.00%	6 month LIBOR	(54,984)
Deutsche Bank(1)	06/20/12	JPY	50,000,000	1.50%	6 month LIBOR	3,744
Deutsche Bank(1)	09/18/08	JPY	40,000,000	1.00%	6 month LIBOR	(327)
Deutsche Bank(1)	03/18/09	JPY	210,000,000	1.00%	6 month LIBOR	51,139
Deutsche Bank(2)	12/20/27	JPY	40,000,000	2.50%	6 month LIBOR	(1,834)
Goldman Sachs & Co.(1)	06/20/12	JPY	40,000,000	1.50%	6 month LIBOR	1,274
Goldman Sachs & Co.(1)	03/18/09	JPY	300,000,000	1.00%	6 month LIBOR	1,477
Goldman Sachs & Co.(2)	06/20/10	JPY	150,000,000	2.00%	6 month LIBOR	(21,306)
Goldman Sachs & Co.(2)	12/20/16	JPY	200,000,000	2.00%	6 month LIBOR	(66,384)
Goldman Sachs & Co.(2)	06/20/36	JPY	40,000,000	3.00%	6 month LIBOR	(15,060)
Morgan Stanley Capital Services, Inc.(1)	09/18/08	JPY	200,000,000	1.00%	6 month LIBOR	(2,834)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	JPY	150,000,000	1.50%	6 month LIBOR	$11,507
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	430,000,000	1.00%	6 month LIBOR	1,842
Morgan Stanley Capital Services, Inc.(2)	09/27/16	JPY	100,000,000	1.98%	6 month LIBOR	(21,959)
Morgan Stanley Capital Services, Inc.(2)	06/20/36	JPY	60,000,000	2.50%	6 month LIBOR	(7,912)
UBS AG(1)	06/20/12	JPY	180,000,000	1.50%	6 month LIBOR	14,198
UBS AG(1)	03/18/09	JPY	280,000,000	1.00%	6 month LIBOR	74,839
UBS AG(1)	09/18/08	JPY	340,000,000	1.00%	6 month LIBOR	(6,612)
UBS AG(2)	06/20/36	JPY	30,000,000	2.50%	6 month LIBOR	117
UBS AG(2)	12/20/16	JPY	50,000,000	2.00%	6 month LIBOR	(6,386)
JPMorgan Chase(1)	09/23/16	MXN	1,000,000	8.84%	28 day Mexican interbank rate	3,596
Merrill Lynch & Co.(1)	09/05/16	MXN	2,000,000	8.72%	28 day Mexican interbank rate	1,567
Merrill Lynch & Co.(1)	11/04/16	MXN	1,500,000	8.17%	28 day Mexican interbank rate	(1,743)

						$88,966

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	Portfolio pays the fixed and receives the difference between the floating rate and the strike price.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2007:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	03/20/11	$100,000	0.16%	Avon Products, 5.125%, due 01/15/11	$(170)
Deutsche Bank(1)	06/20/08	200,000	0.16%	Bear Stearns Co., 5.30%, due 10/30/15	(1,059)
Deutsche Bank(1)	06/20/08	100,000	0.16%	Bear Stearns Co., 5.30%, due 10/30/15	(529)
Morgan Stanley Capital Services, Inc.(2)	03/20/11	100,000	0.20%	Cox Communications, Inc., 6.75%, due 03/15/11	283
Bank of America Securities LLC(2)	06/20/17	100,000	0.48%	Diamond Offshore Drilling, 4.875%, due 07/01/15	(995)
Deutsche Bank(1)	06/20/12	100,000	4.22%	Dow Jones CDX HY8 Index	9,395
Merrill Lynch & Co.(1)	06/20/12	100,000	3.88%	Dow Jones CDX HY8 Index	8,419
Barclays Capital(2)	06/20/17	800,000	0.60%	Dow Jones CDX IG8 Index	2,147
Goldman Sachs & Co.(2)	06/20/12	5,100,000	0.35%	Dow Jones CDX IG8 Index	(13,298)
Merrill Lynch & Co.(2)	06/20/15	100,000	0.52%	Exelon Corp., 4.90%, due 06/15/15	708

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(2)	06/20/09	$100,000	0.23%	Federated Department Stores, Inc., 6.30% due 04/01/09	$415
Lehman Brothers(2)	06/20/10	100,000	2.31%	Ford Motor Credit Co., 7.875%, due 06/15/10	4,947
Morgan Stanley Capital Services, Inc.(2)	06/20/10	100,000	0.17%	Glitnir Banki, 5.44%,(3) due 04/20/10	1,865
Bank of America Securities LLC(2)	06/20/12	100,000	0.46%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(1,410)
UBS AG(2)	06/20/16	100,000	0.31%	Goldman Sachs Group, Inc., 5.25%, due 06/01/16	1,956
Deutsche Bank(1)	06/20/08	100,000	0.12%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	(289)
Credit Suisse International(2)	03/20/12	100,000	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	10,375
JPMorgan Chase(2)	03/20/11	100,000	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	(427)
Deutsche Bank(1)	06/20/08	200,000	0.16%	Lehman Brothers Holdings, 6.625%, due 01/18/12	(1,022)
Lehman Brothers(2)	06/20/17	100,000	1.02%	MeadWestvaco Corp., 6.85%, due 04/01/12	776
Bank of America Securities LLC(1)	06/20/08	100,000	0.15%	Merrill Lynch & Co., 6.00%, due 02/17/09	(417)
Deutsche Bank(1)	06/20/08	200,000	0.14%	Merrill Lynch & Co., 6.00%, due 02/17/09	(857)
Deutsche Bank(1)	06/20/08	200,000	0.14%	Morgan Stanley, 6.60%, due 04/01/12	(408)
Barclays Capital(2)	06/20/11	100,000	0.21%	National Grid PLC, 5.00%, due 07/02/18	112
Citigroup(2)	06/20/10	100,000	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	64
Goldman Sachs & Co.(2)	06/20/12	100,000	0.53%	Noble Corp., 5.875%, due 06/01/13	(739)
Goldman Sachs & Co.(1)	05/20/12	100,000	0.82%	OJSC Russian Agriculture Bank, 6.875%, due 11/29/10	(3,916)
JPMorgan Chase(2)	09/20/11	100,000	0.93%	Sabre Holding Corp., 7.35%, due 08/01/11	7,794
Merrill Lynch & Co.(2)	03/20/12	100,000	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	1,116
Goldman Sachs & Co.(2)	06/20/17	100,000	0.50%	Transocean, Inc., 7.375%, due 04/15/18	(227)
Bear Stearns International Ltd.(2)	06/20/11	100,000	0.47%	Viacom, Inc., 5.75%, due 04/30/11	(619)
Morgan Stanley Capital Services, Inc.(2)	06/20/17	100,000	0.99%	Weyerhaeuser Co., 6.75%, due 03/15/12	871

					$24,861

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

International Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(3)	Variable rate, displayed rate is as of 10/31/07.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and liabilities in excess of other assets as a percentage of net assets as of October 31, 2007 were as follows:

Foreign Bonds	95.4%
U.S. Government Mortgage Backed Obligations	32.2
U.S. Treasury Obligations	23.3
Financials	7.8
Asset Backed Securities	5.4
Collateralized Mortgage Obligations	4.5
Foreign Treasury Obligations	2.6
Consumer Cyclicals	1.3
Finance-Consumer Loans	0.9
Outstanding Options Purchased	0.8
Communications	0.8
Affiliated Money Market Mutual Fund	0.6
Energy	0.3
U.S. Government Agency Obligations	0.2
Utilities	0.2

176.3
Written Options and Securities Sold Short	(11.5)
Other liabilities in excess of other assets	(64.8)

100.0%

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

Total Return Bond Portfolio	Portfolio of Investments As of October 31, 2007

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—120.2%

		ASSET-BACKED SECURITIES—0.4%
		Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A
Aaa	$776	4.90%(c), 04/25/35
		(cost $770,669)	$763,653

		BANK NOTES—1.9%
B+(d)	596	Ford Motor Co., Term B Notes (cost $1,300,000, purchased 12/12/06)(f)(g) 8.70%(c), 11/29/13	575,131
Ba	3,300	SLM Corp., Bridge Loan (cost $3,283,500, purchased 06/27/07)(f)(g) 6.00%, 06/30/08	3,287,102

		TOTAL BANK NOTES (cost $3,879,000)	3,862,233

		COLLATERALIZED MORTGAGE OBLIGATIONS—1.7%
AAA(d)	2	American Housing Trust, Series I, Class 5 8.625%, 08/25/18	2,168
Aaa	116	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 5.605%(c), 02/25/33	115,788
Aaa	452	Series 2005-4, Class 23A2 5.373%(c), 05/25/35	450,957
Aaa	715	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2 4.248%(c), 08/25/35	700,139
Aaa	6	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 6.596%(c), 01/25/32	6,010
Aaa	365	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 5.083%(c), 02/25/36	361,288
Aaa	73	Residential Funding Mortgage Securities, Series 2003-S9, Class A1 6.50%, 03/25/32	72,955
Aaa	1,757	Washington Mutual, Inc., Series 2003-R1, Class A1 5.413%(c), 12/25/27	1,757,289

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,462,557)	3,466,594

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS—13.2%

		Aerospace—0.1%
Baa2	$200	Goodrich (BF) Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	$207,679

		Airlines—0.1%
		United Air Lines, Inc., Equipment Trust(g)(i)
NR	982	10.85%, 02/19/15	298,338

		Automobile Manufacturers—0.2%
A3	400	DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN 5.75%, 09/08/11	407,491

		Financial—Bank & Trust—0.8%
Aa1	1,200	Bank of America Corp., Sr. Notes 5.503%(c), 10/14/16	1,181,554
		VTB Capital SA, Sr. Notes, 144A (cost $400,000, purchased 10/27/06)(f)(g)
A2	400	5.956%(c), 08/01/08	396,000

			1,577,554

		Financial Services—4.1%
Aa2	400	CitiFinancial, Inc., Notes 6.625%, 06/01/15	423,509
Aaa	3,300	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 5.065%(c), 10/24/08	3,292,677
Baa1	800	General Mills, Inc., Unsub. Notes 5.31%(c), 01/22/10	794,213
Ba2	1,000	General Motors Acceptance Corp., Bonds 8.00%, 11/01/31	924,318
Aa3	1,800	Morgan Stanley, Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,780,464
Baa1	250	Pemex Project Funding Master Trust, Gtd. Notes 9.125%, 10/13/10	278,250

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Financial Services (cont’d.)
		Unicredit Luxembourg Finance SA, Gtd. Notes, 144A (Luxembourg) (cost $1,000,000, purchased 10/17/06)(f)(g)
Aa2	$1,000	5.143%(c), 10/24/08	$997,653

			8,491,084

		Healthcare Services—1.7%
A2	3,600	Amgen, Inc., Sr. Unsec’d. Notes, 144A (cost $3,600,000, purchased 05/24/07)(f)(g) 5.585%(c), 11/28/08	3,593,509

		Oil, Gas & Consumable Fuels—0.4%
Baa1	800	Transocean, Inc., Unsec’d. Notes 5.869%(c), 09/05/08	798,495

		Pipelines—0.2%
Ba3	400	El Paso Corp., Sr. Unsec’d. Notes, MTN 7.80%, 08/01/31	399,582

		Real Estate Investment Trusts—0.1%
Baa2	200	iStar Financial, Inc., Sr. Unsec’d. Notes 5.80%, 03/15/11	193,318

		Telecommunications—3.9%
A2	1,700	BellSouth Corp., Notes, 144A (cost $1,681,844, purchased 04/18/07)(f)(g) 4.24%, 04/26/21	1,692,428
A2	800	Sr. Unsec’d. Notes 5.658%(c), 08/15/08	799,261
Baa3	1,600	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	1,663,718
Baa3	1,000	7.082%, 06/01/16	1,045,133
		Qwest Corp., Debs.
Ba1	250	7.50%, 06/15/23	247,188
Ba1	1,500	Sr. Notes 7.625%, 06/15/15	1,578,750
Baa3	1,000	Sprint Capital Corp., Gtd. Notes 8.375%, 03/15/12	1,092,154

			8,118,632

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			CORPORATE BONDS (continued)

			Tobacco—0.4%
Ba1		$750	Reynolds American, Inc., Gtd. Notes 7.625%, 06/01/16	$811,438

			Utilities—1.2%
			Edison Misson Energy, Sr. Notes, 144A (cost $300,000, purchased 05/01/07)(f)(g)
B1		300	7.00%, 05/15/17	293,250
			General Electric Capital Corp., Sub. Notes (United Kingdom) (cost $992,360, purchased 08/30/07)(f)(g)
Aa1		1,000	6.50%(c), 09/15/67	2,108,664

				2,401,914

			TOTAL CORPORATE BONDS (cost $27,677,371)	27,299,034

			FOREIGN GOVERNMENT BONDS—2.2%
Ba1		2,200	Republic of Brazil 12.50%, 01/05/22	1,482,536
Ba1		300	Republic of Panama 8.875%, 09/30/27	389,250
Ba1		450	9.375%, 07/23/12	518,625
Ba2		400	Republic of Peru 9.125%, 01/15/08	403,000
Aaa	GBP	700	United Kingdom Treasury Gilt 4.25%, 03/07/11	1,420,508
Aaa	GBP	200	5.75%, 12/07/09	421,184

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,078,738)	4,635,103

			MUNICIPAL BONDS—1.0%

			Georgia—0.2%
Aaa		500	Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices 5.00%, 03/01/21	520,495

			New York—0.8%
Aaa		1,500	New York City Trust For Cultural Resources, Museum of Modern Art 5.125%, 07/01/31	1,559,745

			TOTAL MUNICIPAL BONDS (cost $1,939,162)	2,080,240

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—74.6%
$61		Federal Home Loan Mortgage Corp. 4.359%(c), 09/01/35	$60,362
1,730		5.00%, 09/01/35	1,661,684
41		5.50%, 06/01/29	41,060
4,000		5.50%, TBA	3,937,500
87		6.00%, 09/01/22	88,319
42		7.259%(c), 01/01/24	42,113
59		7.50%, 09/01/16 - 07/01/17	62,918
—	(r)	9.25%, 01/01/10	289
		Federal National Mortgage Assoc.
14,186		4.00%, 08/01/18 - 06/01/19	13,436,213
8,484		4.50%, 06/01/34 - 09/01/35	7,913,544
2,000		4.50%, TBA	1,934,376
353		4.533%(c), 12/01/34	350,317
9,230		5.00%, 01/01/19 - 02/01/36	8,869,978
3,000		5.00%, TBA	2,877,186
51,058		5.50%, 07/01/32 - 10/01/37	50,347,774
32,000		5.50%, TBA	31,510,016
104		5.557%(c), 05/01/36	104,884
2,615		6.00%, 11/01/16 - 01/01/36	2,636,564
184		6.50%, 04/01/21 - 09/01/21	189,246
143		6.788%(c), 01/01/20	145,424
		Government National Mortgage Assoc.
1,140		5.00%, 04/15/35 - 11/15/35	1,107,714
20,932		5.50%, 01/15/37 - 08/15/37	20,803,167
4,000		5.50%, TBA	3,975,000
78		5.625%, 07/20/22 - 07/20/27	78,655
1,888		6.00%, 06/15/36 - 08/15/37	1,911,348
120		6.125%, 10/20/26 - 11/20/29	121,148
127		6.375%, 02/20/17 - 02/20/26	128,958
64		8.50%, 06/15/30 - 08/20/30	68,856

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $154,132,628)	154,404,613

		U.S. TREASURY OBLIGATIONS—25.2%
		U.S. Treasury Bonds
600		4.75%, 02/15/37	599,672
12,000		5.00%, 05/15/37	12,477,192
2,900		6.75%, 08/15/26	3,593,961
900		8.125%, 08/15/19	1,180,195
1,700		8.75%, 08/15/20	2,356,227
		U.S. Treasury Inflationary Bonds, TIPS
1,000		0.875%,04/15/10, RRB	1,072,360
1,700		2.00%, 04/15/12 - 01/15/26	1,744,355
2,400		2.375%, 04/15/11 - 01/15/17, RRB	2,547,857
1,400		2.375%, 01/15/25	1,576,902
600		2.50%, 07/15/16, RRB	638,030

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		U.S. TREASURY OBLIGATIONS (continued)
		U.S. Treasury Notes
	$1,900	3.75%, 05/15/08	$1,895,695
	3,000	4.00%, 02/15/14	2,964,141
	12,900	4.625%, 02/29/12 - 07/31/12	13,162,025
	3,900	4.75%, 05/15/14 - 08/15/17	4,002,795
	1,100	5.125%, 05/15/16	1,154,484
	2,500	U.S. Treasury Strips, PO 7.25%, 02/15/22	1,244,828

		TOTAL U.S. TREASURY OBLIGATIONS (cost $51,984,735)	52,210,719

		TOTAL LONG-TERM INVESTMENTS (cost $247,924,860)	248,722,189

	Shares	SHORT-TERM INVESTMENTS—7.8%

		AFFILIATED MONEY MARKET MUTUAL FUND—3.9%
	8,090,143	Dryden Core Investment Fund—Taxable Money Market Series (cost $8,090,143; Note 3)(w)	8,090,143

	Principal Amount (000)#	COMMERCIAL PAPER—1.9%
	$3,300	Bank of America Corp. 5.23%, 11/16/07	3,292,121
	600	Rabobank USA 4.80%, 11/01/07	600,000

		TOTAL COMMERCIAL PAPER (cost $3,892,809)	3,892,121

	Notional Amounts (000)	OUTSTANDING OPTIONS PURCHASED*—1.4%

		Call Options—1.3%
	21,000	20 Year U.S. Treasury Bond Futures, expiring 11/20/2007, Strike Price $137.00	3,281
	2,000	Currency Option EUR vs. USD expiring 05/19/2008 @ FX Rate 1.36	197,787
	4,100	expiring 05/21/2010 @ FX Rate 1.38	433,477
	2,400	Currency Option USD vs. JPY expiring 09/16/2008 @ FX Rate 118.00	12,077
	3,500	expiring 03/17/2010 @ FX Rate 104.00	217,633
	1,400	expiring 03/31/2010 @ FX Rate 104.65	78,168
	62,000	Eurodollar Futures, expiring 12/17/2007, Strike Price $95.25	13,563
	197,000	expiring 03/17/2008, Strike Price $95.00	258,562
	92,000	expiring 06/16/2008, Strike Price $95.25	105,800
	17,000	Swap on 3 Month LIBOR, expiring 12/19/2008 @ 4.50%	101,919

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

NOTIONAL AMOUNTS (000)	DESCRIPTION	VALUE (NOTE 1)

	OUTSTANDING OPTIONS PURCHASED (continued)
	Call Options (con’t.)
$8,600	Swap on 3 Month LIBOR, expiring 11/23/2007 @ 4.84%	$40,970
9,100	expiring 12/20/2007 @ 5.00%	81,423
39,400	expiring 09/19/2008 @ 4.55%	243,492
25,600	expiring 09/26/2008 @ 4.75%	208,126
21,900	expiring 12/15/2008 @ 5.55%	396,520
17,000	expiring 12/19/2008 @ 4.50%	101,919
18,000	expiring 12/31/2008 @ 4.72%	142,385
2,400	expiring 09/08/2009 @ 4.75%	19,142

		2,656,244

	Put Options—0.1%
2,000	Currency Option EUR vs. USD expiring 05/19/2008 @ FX Rate 1.36	14,068
4,100	expiring 05/21/2010 @ FX Rate 1.38	123,051
3,500	Currency Option USD vs. JPY expiring 03/17/2010 @ FX Rate 104.00	151,637
1,400	expiring 03/31/2010 @ FX Rate 104.65	62,276
1,400	EURO-BOBL Futures, expiring 11/23/2007, Strike Price $103.00	101
275,000	Eurodollar Futures, expiring 03/17/2008, Strike Price $91.75	1,719
100,000	expiring 03/17/2008, Strike Price $92.25	625
183,000	expiring 03/17/2008, Strike Price $92.50	1,144
40,000	Federal National Conventional Loan expiring 12/05/2007, Strike Price $86.94	—
28,500	Swap on 3 Month LIBOR, expiring 03/19/2008, Strike Price $93.00	741
108,500	expiring 06/18/2008, Strike Price $92.50	—

		355,362

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $2,377,623)	3,011,606

	U.S. TREASURY OBLIGATIONS(k)—0.6%
70	U.S. Treasury Bills 3.53%, 12/13/07	69,669
25	3.718%, 12/13/07	24,882
90	3.76%, 12/13/07	89,605
845	3.77%, 12/13/07	841,001
10	3.78%, 12/13/07	9,956
50	3.842%, 12/13/07	49,763
45	3.918%, 12/13/07	44,794
70	4.11%, 12/13/07	69,664

	TOTAL U.S. TREASURY OBLIGATIONS (cost $1,199,678)	1,199,334

	TOTAL SHORT-TERM INVESTMENTS (cost $15,560,253)	16,193,204

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—128.0% (cost $263,485,113; Note 5)	264,915,393

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	SECURITIES SOLD SHORT—(19.2)%

	U.S. Government Mortgage Backed Obligations—(6.3)%
$11,000	Federal National Mortgage Assoc. 5.50%, TBA	$(10,863,359)
900	6.50%, TBA	(919,969)

		(11,783,328)

1,205	Government National Mortgage Assoc. 5.00%, TBA	(1,169,167)

	U.S. Treasury Obligations—(12.9)%
8,800	U.S. Treasury Notes 4.125%, 05/15/15	(8,675,559)
15,150	4.875%, 04/30/11 - 07/31/11	(15,577,156)
2,100	3.625%, 05/15/13	(2,044,054)
500	4.75%, 05/15/14	(513,867)

		(26,810,636)

	TOTAL SECURITIES SOLD SHORT (proceeds received $39,746,135)	(39,763,131)

Notional Amounts (000)	OUTSTANDING OPTIONS WRITTEN*—(0.6)%
	Call Options—(0.6)%
9,000	5 Year U.S. Treasury Note Futures, expiring 11/20/2007, Strike Price $107.00	(54,844)
4,000	Swap on 3 Month LIBOR, expiring 12/20/2007 @ 5.15%	(62,779)
13,100	expiring 09/19/2008 @ 5.05%	(240,265)
11,100	expiring 09/26/2008 @ 4.95%	(165,323)
7,300	expiring 12/15/2008 @ 5.75%	(318,727)
11,400	expiring 12/19/2008 @ 5.00%	(206,374)
6,000	expiring 12/31/2008 @ 5.22%	(146,155)
900	expiring 09/08/2009 @ 5.15%	(21,575)

		(1,216,042)

	Put Options
2,400	Currency Option USD vs. JPY expiring 09/16/2008 @ FX Rate 100	(17,136)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $1,073,658)	(1,233,178)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—108.2% (cost $222,665,320; Note 5)	223,919,084
	Other liabilities in excess of other assets(x)—(8.2%)	(16,986,321)

	NET ASSETS—100%	$206,932,763

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

PO—Principal Only Securities

RRB—Real Return Bonds

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

RUB—Russian Ruble

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $12,557,704. The aggregate value of $12,943,737 is approximately 6.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Other liabilities in excess of assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open future contracts outstanding at October 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
14	5 Year Euro-Bobl	Dec 07	$2,184,718	$2,184,312	$(406)
80	90 Day Euro Dollar	Dec 07	19,008,425	19,050,000	41,575
52	90 Day Euro Dollar	Mar 08	12,409,800	12,415,650	5,850
247	90 Day Euro Dollar	Sep 08	59,190,325	59,088,575	(101,750)
379	90 Day Euro Dollar	Dec 08	90,586,625	90,675,750	89,125
16	90 Day Euro Dollar	Jun 09	3,818,800	3,822,400	3,600
22	90 Day Euro Dollar	Sep 09	5,251,125	5,250,300	(825)
22	90 Day Euro Dollar	Dec 09	5,245,350	5,244,800	(550)
43	90 Day EUROBOR	Mar 08	14,897,886	14,883,537	(14,349)
132	90 Day EUROBOR	Jun 08	45,716,746	45,708,119	(8,627)
53	90 Day EUROBOR	Dec 08	18,391,468	18,364,018	(27,450)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2007	Unrealized Appreciation (Depreciation)
13	90 Day EUROBOR	Mar 09	$4,512,385	$4,505,794	$(6,591)
70	90 Day Sterling	Mar 08	17,134,077	17,124,114	(9,963)
67	90 Day Sterling	Sep 08	16,468,301	16,449,431	(18,870)
137	90 Day Sterling	Dec 08	33,603,305	33,656,769	53,464
23	90 Day Sterling	Jun 09	5,612,745	5,649,809	37,064

					41,297

Short Positions:
113	2 Year U.S. Treasury Notes	Dec 07	23,341,562	23,403,359	(61,797)
325	5 Year U.S. Treasury Notes	Dec 07	34,654,797	34,886,719	(231,922)
18	10 Year U.S. Treasury Notes	Dec 07	1,981,125	1,980,281	844
485	20 Year U.S. Treasury Bonds	Dec 07	53,741,094	54,607,969	(866,875)
17	90 Day Euro Dollar	Jun 08	4,070,014	4,063,850	6,164
182	90 Day Sterling	Jun 08	44,692,990	44,622,034	70,956

					(1,082,630)

					$(1,041,333)

Forward foreign currency exchange contracts outstanding at October 31, 2007:

Purchase Contract	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	4,515	$2,242,916	$2,520,082	$277,166
Canadian Dollars,
Expiring 12/20/07	CAD	74	77,908	77,908	—
Chinese Yuan,
Expiring 07/02/08	CNY	29,040	4,000,000	4,090,125	90,125
Indian Rupee,
Expiring 05/12/08	INR	213,074	5,175,446	5,371,423	195,977
Japanese Yen,
Expiring 12/13/07	JPY	724,204	6,346,015	6,309,762	(36,253)
Mexican Peso,
Expiring 03/13/08	MXN	8,367	734,001	776,250	42,249
Russian Ruble,
Expiring 01/11/08	RUB	72,974	2,842,000	2,951,168	109,168
Expiring 07/10/08	RUB	144,689	5,708,324	5,818,317	109,993
South Korean Won,
Expiring 08/04/08	KRW	1,505,406	1,628,711	1,679,860	51,149
Swiss Franc,
Expiring 12/06/07	CHF	929	773,715	803,976	30,261

			$29,529,036	$30,398,871	$869,835

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
British Pound,
Expiring 11/01/07	GBP	2,518	$5,072,188	$5,235,523	$(163,335)
Expiring 12/20/07	GBP	2,412	4,978,007	5,007,162	(29,155)
Russian Ruble,
Expiring 01/11/08	RUB	50,920	2,000,000	2,059,279	(59,279)
Euros,
Expiring 11/05/07	EUR	3,842	5,442,088	5,565,769	(123,681)
Mexican Peso,
Expiring 03/13/08	MXN	8,367	757,861	776,249	(18,388)

			$18,250,144	$18,643,982	($393,838)

Interest rate swap agreements outstanding at October 31, 2007:

Counter Party	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/15/35		$900,000	6.00%	3 Month LIBOR	$85,369
Bank of America, N.A.(1)	12/19/09		4,500,000	5.00%	3 Month LIBOR	70,031
Bank of America, N.A.(2)	06/20/22		100,000	5.00%	3 Month LIBOR	(1,491)
Barclays Capital(1)	12/19/09		12,000,000	5.00%	3 Month LIBOR	14,492
Barclays Capital(1)	12/19/12		19,000,000	5.00%	3 Month LIBOR	526,909
Citigroup(1)	12/19/37		2,500,000	5.00%	3 Month LIBOR	171,918
Citigroup(2)	06/20/17		2,500,000	5.00%	3 Month LIBOR	33,149
Deutsche Bank(1)	12/19/17		2,900,000	5.00%	3 Month LIBOR	47,124
Deutsche Bank(1)	12/19/12		8,800,000	5.00%	3 Month LIBOR	260,446
Deutsche Bank(1)	12/19/14		3,500,000	5.00%	3 Month LIBOR	115,634
Goldman Sachs(1)	12/19/37		3,000,000	5.00%	3 Month LIBOR	251,155
Lehman Brothers(1)	12/19/12		22,900,000	5.00%	3 Month LIBOR	676,468
Merrill Lynch & Co.(1)	12/01/09		3,100,000	5.00%	3 Month LIBOR	14,855
Merrill Lynch & Co.(1)	12/19/17		3,000,000	5.00%	3 Month LIBOR	27,622
Citigroup(1)	04/15/09	AUD	9,900,000	7.00%	3 month Australian Bank Bill rate	(44,170)
Morgan Stanley & Co.(1)	12/15/09	AUD	5,000,000	7.00%	6 month Australian Bank Bill rate	(21,041)
Goldman Sachs(1)	01/02/12	BRL	7,500,000	10.15%	Brazilian interbank lending rate	(179,757)
Morgan Stanley & Co.(1)	01/02/12	BRL	22,400,000	10.12%	Brazilian interbank lending rate	(285,134)
UBS AG(1)	01/02/12	BRL	11,400,000	10.58%	Brazilian interbank lending rate	(85,990)
Merrill Lynch & Co.(1)	06/20/12	CAD	18,000,000	5.00%	3 month Canadian Bank floating rate	30,271
Merrill Lynch & Co.(2)	06/20/17	CAD	12,800,000	5.50%	3 month Canadian Bank floating rate	(30,090)
Deutsche Bank(1)	06/18/34	EUR	1,300,000	5.00%	6 month Euribor	20,326
UBS AG(1)	10/15/10	EUR	200,000	2.15%	FRC -Excluding Tobacco - Non-Revised Consumer Price Index	4,359
Barclays Capital(1)	09/15/10	GBP	4,200,000	5.00%	6 Month LIBOR	(104,176)
Barclays Capital(2)	12/20/16	JPY	40,000,000	2.00%	6 Month LIBOR	(13,773)
UBS AG(2)	12/20/16	JPY	90,000,000	2.00%	6 Month LIBOR	(29,689)
Citigroup(1)	05/14/09	MXN	39,000,000	7.91%	28 day Mexican interbank rate	(5,475)
Merrill Lynch & Co.(1)	11/04/16	MXN	2,000,000	8.17%	28 day Mexican interbank rate	(1,203)

						$1,548,139

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Credit default swap agreements outstanding at October 31, 2007:

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(2)	03/20/08	$2,300,000	0.06%	AIG Corp., 5.60%, due 10/18/16	$(2,027)
Morgan Stanley & Co.(1)	12/20/08	500,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(826)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(310)
UBS AG (1)	12/20/08	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(1,998)
Citigroup(1)	12/20/16	1,200,000	0.17%	Bank of America Corp., 5.503%, due 10/14/16(3)	24,168
Bear Stearns International Ltd.(1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(744)
UBS AG(1)	12/20/08	200,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(947)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(314)
Barclays Bank PLC(1)	06/20/15	400,000	0.15%	CitiFinancial, 6.625%, 06/01/15	8,263
Lehman Brothers(1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(208)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	12,580
UBS AG(2)	12/20/08	200,000	13.00%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	18,028
Barclays Bank PLC(1)	09/20/11	400,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(5,071)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.24%	Deere & Co., 7.85%, due 05/15/10	(415)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(1,067)
Bank of America Securities LLC(2)	06/20/12	700,000	0.75%	Dow Jones CDX HVOL8 Index	(192)
Lehman Brothers(1)	12/20/11	1,000,000	0.00%	Dow Jones CDX HY7 Index	8,827
Merrill Lynch & Co.(1)	12/20/11	400,000	0.00%	Dow Jones CDX HY7 Index	4,991
Citigroup(1)	06/20/12	7,500,000	2.11%	Dow Jones CDX HY8 Index	65,862
Merrill Lynch & Co.(1)	06/20/12	2,200,000	2.75%	Dow Jones CDX HY8 Index	17,810
UBS AG(1)	06/20/12	2,500,000	2.75%	Dow Jones CDX HY8 Index	(39,436)
Morgan Stanley & Co.(2)	12/20/15	670,000	0.46%	Dow Jones CDX IG5 10YR Index	(9,232)
Morgan Stanley & Co.(2)	12/20/15	2,300,000	0.45%	Dow Jones CDX IG5 10YR Index	(30,892)
Morgan Stanley & Co.(1)	12/20/12	900,000	0.14%	Dow Jones CDX IG5 7YR Index	7,503
Morgan Stanley & Co.(1)	12/20/12	3,200,000	0.14%	Dow Jones CDX IG5 7YR Index	26,678
Goldman Sachs(1)	12/20/16	100,000	0.65%	Dow Jones CDX IG7 Index	1,890
JPMorgan Chase(1)	12/20/11	2,000,000	1.65%	Dow Jones CDX IG7 Index	41,223
Morgan Stanley & Co.(1)	12/20/16	1,500,000	0.65%	Dow Jones CDX IG7 Index	28,976

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	06/20/12	$2,000,000	0.35%	Dow Jones CDX IG8 5YR Index	$2,129
Morgan Stanley & Co.(1)	06/20/12	6,400,000	0.17%	Dow Jones CDX IG8 5YR Index	(32,079)
Bank of America Securities LLC(1)	12/20/08	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(169)
Citigroup(1)	12/20/08	400,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(1,120)
Barclays Bank PLC(1)	12/20/08	500,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(881)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.22%	Emerson Electric Co. 7.125%, due 08/15/10	(434)
Morgan Stanley & Co.(1)	12/20/08	300,000	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(614)
Citigroup(1)	12/20/08	300,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(792)
Merrill Lynch & Co.(1)	12/20/08	100,000	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	(26)
Bear Stearns International Ltd.(1)	03/20/16	600,000	0.33%	Goldman Sachs Group, Inc., 5.815%, due 03/22/16	10,649
Deutsche Bank(1)	09/20/16	200,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(2,278)
Lehman Brothers(1)	12/20/08	200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,274)
Bear Stearns International Ltd.(1)	12/20/08	400,000	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(1,365)
Lehman Brothers(1)	12/20/08	400,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	260
Merrill Lynch & Co.(1)	12/20/08	300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(821)
Barclays Bank PLC(1)	03/20/12	200,000	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	1,873
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(1,151)
Barclays Bank PLC(1)	03/20/11	200,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	17,281
Lehman Brothers(1)	12/20/08	400,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(457)
Lehman Brothers(1)	12/20/08	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,181)
Lehman Brothers(1)	12/20/08	300,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(375)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(1,862)
UBS AG(1)	06/20/17	200,000	0.48%	Newell Rubbermain, Inc., 6.75%, due 03/15/12	(565)
Lehman Brothers(1)	12/20/08	200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(1,080)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Total Return Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(1)	12/20/08	$200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	$(538)
Lehman Brothers(1)	06/20/09	1,200,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(5,790)
Lehman Brothers(1)	12/20/08	300,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	550
UBS AG(1)	12/20/08	200,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	318
JPMorgan Chase(1)	05/20/16	600,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(3,645)
Morgan Stanley & Co.(1)	05/20/16	1,800,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(10,181)
Lehman Brothers(1)	09/20/10	400,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	(14,016)
Morgan Stanley & Co.(1)	09/20/10	200,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(9,464)
Morgan Stanley & Co.(2)	06/20/08	100,000	0.25%	Russian Federation, 7.50%, 03/31/30	(230)
Morgan Stanley & Co.(1)	09/20/13	200,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	1,575
UBS AG(1)	12/20/08	200,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(462)
Bear Stearns International Ltd.(1)	03/20/12	1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	7,521
Morgan Stanley & Co.(1)	06/20/12	500,000	0.11%	Target Corp., 5.875%, due 03/01/12	1,983
Morgan Stanley & Co.(1)	12/20/08	200,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(1,112)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.15%	Walmart Stores, Inc., 6.875%, due 08/10/09	(170)
Citigroup(1)	12/20/08	800,000	0.14%	Walmart Stores, Inc., 6.875%, due 08/10/09	(580)
Barclays Bank PLC(1)	12/20/08	200,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(1,540)
Bear Stearns International Ltd.(1)	06/20/16	300,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	708
Lehman Brothers(1)	12/20/08	200,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(472)

					$120,243

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(3)	Variable rate, displayed rate is as of 10/31/07.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2007 were as follows:

U.S. Government Mortgage Backed Obligations	74.6%
U.S. Treasury Obligations	25.8
Financial Services	4.1
Telecommunications	3.9
Affiliated Money Market Mutual Fund	3.9
Foreign Government Bonds	2.2
Commercial Paper	1.9
Bank Notes	1.9
Healthcare Services	1.7
Collateralized Mortgage Obligations	1.7
Outstanding Options Purchased	1.4
Utilities	1.2
Municipal Bonds	1.0
Financial—Bank & Trust	0.8
Tobacco	0.4
Oil, Gas & Consumable Fuels	0.4
Asset-Backed Securities	0.4
Automobile Manufacturers	0.2
Pipelines	0.2
Airlines	0.1
Aerospace	0.1
Real Estate Investment Trusts	0.1

128.0
Written options and securities sold short	(19.8)
Liabilities in excess of other assets	(8.2)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Intermediate-Term Bond Portfolio	Portfolio of Investments As of October 31, 2007

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—122.7%

		ASSET-BACKED SECURITIES—1.1%
Aaa	$1,003	Securitized Asset Backed Receivables, Series 2007-BR5, Class A2A 5.003%(c), 05/25/37	$979,200
Aaa	1,036	SLM Student Loan Trust, Series 2006-8, Class A2 5.084%(c), 10/25/16	1,031,701
Aaa	521	Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A (cost $1,202,063, purchased 09/29/06)(f)(g) 5.113%(c), 10/25/35	517,323

		TOTAL ASSET-BACKED SECURITIES (cost $2,561,195)	2,528,224

		COLLATERALIZED MORTGAGE OBLIGATIONS—12.4%
Aaa	391	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 4.44%(c), 02/25/45	380,279
Aaa	412	Bank of America Funding Corp., Series 2006-A, Class 1A1 4.614%(c), 02/20/36	409,202
Aaa	1,017	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1 5.656%(c), 11/25/34	1,016,658
		Series 2004-8, Class 11A2
Aaa	785	5.97%(c), 11/25/34	787,056
Aaa	963	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 5.81%(c), 11/25/36	963,726
		Series 2006-6, Class 32A1
Aaa	935	5.819%(c), 11/25/36	937,889
Aaa	1,071	Bear Stearns Structured Products, Inc. Series 2007-R7A, 144A (cost $1,092,523, purchased 08/27/07)(f)(g) 5.06%, 01/25/37	1,063,562
Aaa	407	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 4.70%(c), 12/25/35	400,581
		Series 2006-AR1, Class 1A1
Aaa	2,060	4.90%(c), 10/25/36	2,050,292
AAA(d)	179	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 144A 6.25%, 12/25/33	178,846

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Countrywide Home Loan, Mortgage Pass-Through Trust,
Aaa	$183	Series 2003-R4, Class 2A, 144A (cost $368,627, purchased 12/01/03)(f)(g) 6.50%(c), 01/25/34	$188,129
Aaa	1,250	Series 2004-25, Class 1A1 5.203%(c), 02/25/35	1,240,718
		CS First Boston Mortgage Securities Corp.,
Aaa	286	Series 2003-8, Class 5A1 4.938%, 12/15/40	284,409
Aaa	46	Series 2005-C6, Class A1 6.50%, 04/25/33	46,732
Aaa	414	Federal Home Loan Mortgage Corp., Series 2692, Class YB 3.50%, 05/15/16	410,979
		Series 2772, Class NQ
Aaa	565	4.50%, 12/15/13	562,631
		Series 2828, Class EN
Aaa	1,965	4.50%, 10/15/23	1,955,045
		Series 2844, Class PQ
Aaa	96	5.00%, 05/15/23	96,318
		Series 2892, Class BL
Aaa	637	5.00%, 01/15/18	635,614
		Series 2912, Class ML
Aaa	210	4.50%, 12/15/20	209,922
		Series 2931, Class JA
Aaa	770	5.00%, 07/15/25	769,595
AAA(d)	547	Federal National Mortgage Assoc., Series 83, Class PB 3.50%, 09/25/16	542,304
Aaa	180	Series 2003-83, Class A 4.25%, 04/25/28	179,044
		Series 2006-67, Class PA
Aaa	907	5.50%, 03/25/28	912,370
		Series 3346, Class FA
Aaa	4,307	5.321%(c), 02/15/19	4,291,337
Aaa	370	FHLMC Structured Pass Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	387,573
		Series T-75, Class A1
Aaa	2,057	4.913%, 12/25/36	2,049,939
AAA(d)	332	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1 4.229%, 12/10/37	327,518
AAA(d)	94	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	100,317
		Series 2000-9, Class FG
AAA(d)	123	5.66%(c), 02/16/30	124,639

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Series 2000-9, Class FH
Aaa	$193	5.56%(c), 02/16/30	$194,817
		Series 2000-11, Class PH
Aaa	385	7.50%, 02/20/30	403,613
Aaa	673	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 5.103%(c), 06/25/45	659,664
Aaa	477	GS Mortgage Securities Corp II, Series 2001-1285, Class A1, 144A (cost $740,414; purchased 10/09/02)(f)(g) 6.044%, 08/15/18	485,905
Aaa	586	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.54%(c), 09/25/35	581,016
Aaa	438	Merrill Lynch Mortgage Investors, Inc., Series 2005, Class A10 5.53%, 02/25/36	433,546
Aaa	410	MLLC Mortgage Investors, Inc. Series 2005-2 Class 3A 6.131%, 10/25/35	408,938
Aaa	717	Sequoia Mortgage Trust, Series 10, Class 2A1 5.378%(c), 10/20/27	715,516
Aaa	162	Structured Asset Mortgage Investments, Inc., Series 2005, Class AR5 5.753%, 07/19/35	161,510
		Series 2206 AR3, Class 12A1
Aaa	485	5.093%(c), 09/25/35	476,495
Aaa	52	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 7.188%(c), 01/25/32	51,579
Aaa	795	Washington Mutual, Inc., Mortgage Pass-Thru. Cert., Series 2002-AR6, Class A 6.383%(c), 06/25/42	783,170
		Series 2002-AR9, Class 1A
Aaa	33	6.383%(c), 08/25/42	33,338

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $28,820,780)	28,892,331

		CORPORATE BONDS—25.5%

		Advertising—0.5%
B3	1,200	RH Donnelley Holdings, Sr. Notes 8.875%, 01/15/16	1,200,000

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			CORPORATE BONDS (continued)

			Airlines—1.0%
NR		$1,700	United Air Lines, Inc., Pass-Thru Cert., 144A(e)(g)(i) Zero Coupon, 03/01/24	$1,974,890
NR		1,442	United Air Lines, Inc., Equipment Trust, Sr. Notes, 144A(e)(g)(i) Zero Coupon, 02/19/15	438,051

				2,412,941

			Cable—0.5%
B2		1,100	CSC Holdings, Inc., Sr. Unsec’d. Notes 7.25%, 07/15/08	1,102,750

			Commercial Banks—1.9%
Aa1		2,300	Barclays Bank PLC (United Kingdom) 5.45%, 09/12/12	2,333,658
Aa3		1,200	National Australia Bank, Sr. Unsec’d. Notes, 144A (cost $1,200,000, purchased 09/06/06)(f)(g) 5.765%(c), 09/11/09	1,198,223
NR	JPY	100,000	Sumitomo Mitsui Banking, Sub. Notes (Japan) 1.521%(c), 11/26/49	874,363

				4,406,244

			Distribution/Wholesale—0.3%
B1		700	SUPERVALU Inc. Sr. Unsec’d. Notes 7.50%, 11/15/14	719,250

			Diversified—0.5%
Aa3		1,200	Siemens Financieringsmaatschappij, Co. Gtd. Notes, 144A (Netherlands) (cost $1,200,000, purchased 08/09/06)(f)(g) 5.625%(c), 08/14/09	1,200,196

			Diversified Financial Services—8.3%
A1		500	Bear Stearns Cos., Inc. (The) 5.59%(c), 08/21/09	488,369
A2		1,200	Caterpillar Financial Service Corp., Notes 5.55%(c), 08/11/09	1,194,198
A2		1,200	CIT Group, Inc., Sr. Unsec’d. Notes 5.704%(c), 05/23/08	1,182,506
Aa1		700	Citigroup Global Markets Holdings, Inc., Notes 5.794%(c), 03/17/09	700,520

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Diversified Financial Services (cont’d.)
Aa1	$500	Citigroup, Inc., Notes 5.24%(c), 12/26/08	$499,968
Aa1	1,200	5.864%(c), 06/09/09	1,200,842
		Ford Motor Credit Co., LLC,
		Notes
B1	600	5.625%, 10/01/08	587,746
		Sr. Notes
B1	1,200	4.95%, 01/15/08	1,194,805
		General Electric Capital Corp.,
		Notes
Aaa	1,300	5.734%(c), 03/16/09	1,299,582
		Sr. Unsec’d. Notes
Aaa	100	5.065%(c), 10/24/08	99,778
Ba1	500	GMAC LLC, Notes 7.25%, 03/02/11	472,794
Aa3	1,750	Goldman Sachs Group LP, Notes 5.498%(c), 06/28/10	1,744,932
Aa3	1,800	Goldman Sachs Group, Inc., Sr. Notes 5.30%(c), 06/23/09	1,795,203
Aa3	400	HSBC Finance Corp., Sr. Notes 5.24%(c), 10/21/09	397,751
		Sr. Unsec’d. Notes
A1	1,000	5.82%(c), 09/15/08	999,540
A3	2,670	Korea Development Bank, Notes 4.75%, 07/20/09	2,649,759
A1	1,800	Lehman Brothers Holdings, Notes 5.26%(c), 12/23/08	1,784,214
A2	1,200	SLM Corp., Unsec’d. Notes(g) 5.224%(c), 07/27/09	1,153,538

			19,446,045

		Electric—Integrated—2.3%
A3	500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	495,612

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Electric—Integrated (cont’d.)
B1	$400	Edison Mission Energy, Sr. Unsec’d. Notes 7.75%, 06/15/16	$411,000
A1	1,200	Enel Finance International SA, 144A, Co. Gtd. Notes (cost $1,197,444, purchased 09/13/07)(f)(g) 5.70%, 01/15/13	1,212,272
A3	1,100	Florida Power Corp., Sr. Unsec’d. Notes 5.975%(c), 11/14/08	1,101,393
Ba1	600	IPALCO Enterprises, Inc., Sec’d. Notes 8.375%, 11/14/08	610,500
Baa3	1,500	Nisource Finance Corp., Co. Gtd. Notes 6.064%(c), 11/23/09	1,494,171

			5,324,948

		Entertainment & Leisure—0.5%
A3	1,200	Walt Disney Co. (The), Sr. Notes 5.824%(c), 09/10/09	1,196,042

		Financial—Bank & Trust—3.6%
Aa2	600	Bank of America Corp., Sr. Notes 5.67%(c), 02/17/09	600,631
Aa2	1,200	Charter One Bank NA, Sr. Notes 5.115%(c), 04/24/09	1,192,921
Aa1	1,000	General Electric Capital Corp., Sub. Notes 5.50%(c), 09/15/49	1,456,186
Aa2	300	HSBC Bank USA, Notes 5.833%(c), 12/14/09	298,122
A1	1,300	Merrill Lynch & Co., Sr. Unsec’d. Notes 5.26%(c), 12/22/08	1,293,741
Aa1	600	Royal Bank of Scotland PLC, Co. Gtd. Notes, 144A (United Kingdom) (cost $600,000, purchased 04/03/06)(f)(g) 5.259%(c), 04/11/08	600,160
A1	1,800	Unicredito Luxem, 144A, Co. Gtd. Notes (Luxembourg) (cost $1,800,000, purchased 10/17/06)(f)(g) 5.143%(c), 10/24/08	1,795,775

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Financial—Bank & Trust (cont’d.)
A2	$1,200	VTB Capital SA, Sr. Notes, 144A (cost $1,200,000, purchased 10/27/06)(f)(g) 5.956%(c), 08/01/08	$1,188,000

			8,425,536

		Hotels, Restaurants & Leisure—0.2%
Ba2	500	Mandalay Resort Group, Sr. Unsec’d. Notes 6.50%, 07/31/09	500,000

		Forest Products—0.1%
Baa2	200	Weyerhaeuser Co., Sr. Unsec’d. Notes 6.238%(c), 09/24/09	200,481

		Medical Supplies & Equipment—0.6%
B2	1,200	HCA, Inc., Co. Gtd. Notes (cost $1,232,000, purchased 08/06/07 - 08/09/07)(f)(g) 9.25%, 11/15/16	1,263,000

		Office Equipment—0.3%
Ba1	600	Xerox Corp., Co. Gtd. Notes 9.75%, 01/15/09	629,886

		Oil & Field Services—0.4%
Ba1	950	Tesoro Corp., Sr. Notes, 144A (cost $929,875, purchased 08/07/07 - 08/21/07)(f)(g) 6.50%, 06/01/17	938,125

		Oil, Gas & Consumable Fuels—1.0%
B1	500	Forest Oil Corp., Sr. Usec’d. Notes 8.00%, 06/15/08	503,750
Ba2	700	Transcontinental Gas Pipe Line Corp., 144A, Notes (cost $707,000; purchased 9/27/05)(f)(g) 6.523%(c), 04/15/08	700,875
Baa1	1,200	Transocean, Inc., Unsec’d. Notes 5.869%(c), 09/05/08	1,197,743

			2,402,368

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Packaging—0.2%
Ba2	$500	Owen Brockway Glass Container, Inc, Co. Gtd. Notes 8.75%, 11/15/12	$521,875

		Pipelines—0.4%
B2	1,000	Dynegy Holdings, Sr. Notes (cost $910,000, purchased 08/06/07)(f)(g) 7.50%, 06/01/15	955,000

		Real Estate Investment Trust—0.5%
Ba2	1,200	Ventas Realty LP, Co. Gtd. Notes 6.75%, 04/01/17	1,200,000

		Retail—1.0%
Baa3	100	J.C. Penney Corp., Inc., Notes 7.375%, 08/15/08	101,576
		Unsub. Notes
Ba1	500	6.50%, 12/15/07	500,639
A2	1,700	Kimberly-Clark Corp., Sr. Notes 5.084%(c), 07/30/10	1,695,886

			2,298,101

		Telecommunications—1.4%
A2	600	BellSouth Corp., Notes, 144A (cost $593,592, purchased 09/18/07)(f)(g) 4.24%, 04/26/08	597,328
		Sr. Unsec’d. Notes
A2	600	5.658%(c), 08/15/08	599,446
A3	1,000	France Telecom SA, Sr. Unsec’d. Notes (France)(i) 8.50%, 03/01/31	1,310,345
B2	200	Qwest Communications International, Inc., Co. Gtd. Notes 9.058%(c), 02/15/09	201,000
Baa3	500	Sprint Nextel, Sr. Unsec’d. Notes 5.598%(c), 06/28/10	498,434

			3,206,553

		TOTAL CORPORATE BONDS (cost $60,169,845)	59,549,341

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			FOREIGN GOVERNMENT BONDS—2.3%
			Republic of Brazil
Ba2	BRL	1,200	10.25%, 01/10/28	$697,749
			Republic of Italy
Aa2	JPY	218,000	3.80%, 03/27/08	1,909,708
			Republic of Panama
Ba1		1,500	9.375%, 04/01/29	2,044,950
			Republic of South Africa
Baa1		750	5.875%, 05/30/22	750,000

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,834,560)	5,402,407

			MUNICIPAL BONDS—0.8%
			Honolulu City & County
Aaa		1,000	4.75%, 07/01/28	1,004,910
			Tobacco Settlement Financial Authority of West Virginia
Aaa		1,000	7.467%, 06/01/47	988,260

			TOTAL MUNICIPAL BONDS (cost $1,789,821)	1,993,170

			U.S. GOVERNMENT AGENCY OBLIGATIONS—12.9%
			Federal Farm Credit Bank
		1,300	3.65%, 03/16/09	1,286,373
			Federal Home Loan Bank
		1,000	3.00%, 12/28/07	997,344
		100	4.09%, 02/20/09	99,504
		2,200	4.24%, 05/19/10	2,183,256
		786	4.25%, 07/30/09	782,299
		900	4.50%, 06/12/13	881,707
			Federal Home Loan Mortgage Corp.
		2,800	4.24%, 07/30/09	2,788,724
			Federal National Mortgage Assoc.
		3,800	4.25%, 07/30/09	3,783,706
		17,500	5.50, TBA	17,237,656

			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $29,900,864)	30,040,569

			U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—33.8%
			Federal National Mortgage Assoc.
		18,658	5.00%, 10/01/17 - 08/01/20	18,404,297
		47,399	5.50%, 06/01/33 - 10/01/37	46,717,091
		10	5.634%(c), 12/01/30	9,977
		11,153	6.00%, 11/01/12 - 01/01/37	11,254,694
		70	6.25%(c), 08/01/24	70,858
		131	7.169%(c), 07/01/25	132,415
		1	9.25%, 01/01/10	1,459

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (continued)
		Government National Mortgage Assoc.
	$172	5.50%(c), 07/20/30	$173,431
	130	5.75%(c), 08/20/26	130,808
	696	6.00%, 01/15/29 - 07/15/29	707,774
	81	6.125%, 10/20/24 - 12/20/26	82,161
	381	6.25%(c), 03/20/30	384,795
	139	6.375%, 05/20/23 - 01/20/24	140,686
	319	6.375%, 06/20/23 - 06/20/27	322,449
	176	6.50%, 10/15/25 - 06/15/29	182,150
	60	8.00%, 09/20/30 - 07/20/31	63,312
	17	8.00%, 05/20/31	18,048

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $78,716,964)	78,796,405

		U.S. TREASURY OBLIGATIONS(k)—33.9%
		U.S. Treasury Bond
	600	4.75%, 02/15/37	599,672
		U.S. Treasury Notes
	51,400	4.00%, 08/31/09	51,436,134
	19,800	4.25%, 01/15/11	19,954,678
	5,400	4.25%, 09/30/12	5,422,783
	700	5.125%, 06/30/11	725,976
	1,055	5.125%, 05/15/16	1,107,255

		TOTAL U.S. TREASURY OBLIGATIONS (cost $78,523,154)	79,246,498

		TOTAL LONG-TERM INVESTMENTS (cost $285,317,183)	286,448,945

		SHORT-TERM INVESTMENTS—3.1%
		U.S. TREASURY OBLIGATIONS(k)(n)—0.5%
		U.S. Treasury Bills
	90	3.53%, 12/13/07	89,574
	10	3.718%, 12/13/07	9,952
	975	3.77%, 12/13/07	970,385
	10	3.79%, 12/13/07	9,953
	60	3.842%, 12/13/07	59,716
	10	4.11%, 12/13/07	9,952

		TOTAL U.S. TREASURY OBLIGATIONS (cost $1,149,932)	1,149,532

	Shares	AFFILIATED MONEY MARKET MUTUAL FUND—2.5%
	5,993,787	Dryden Core Investment Fund—Taxable Money Market Series (cost $5,993,787; Note 3)(w)	5,993,787

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

NOTIONAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	OUTSTANDING OPTIONS PURCHASED*—0.1%

	Call Options—0.1%
	Eurodollar Futures
$900	expiring 03/20/08, Strike Price $95.50	$4,219
	USD Swap Option on 3 Month LIBOR
12,300	expiring 02/01/08 @ 4.75%	38,070
11,000	expiring 09/26/08 @ 4.75%	89,429

		131,718

	Put Options
	Eurodollar Futures
40,000	expiring 12/17/07, Strike Price $91.50	250
326,000	expiring 12/17/07, Strike Price $92.00	2,038
1,378,000	expiring 06/16/08, Strike Price $92.50	8,613

		10,901

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $94,741)	142,619

	TOTAL SHORT-TERM INVESTMENTS (cost $7,238,460)	7,285,938

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—125.8% (cost $292,555,643; Note 5)	293,734,883

Principal Amount (000)#	SECURITIES SOLD SHORT—(22.1)%

	U.S. Government Agency Obligation—(11.0)%
	Federal National Mortgage Assoc.
14,300	Zero coupon, 11/19/22	(14,076,563)
11,500	6.00%, TBA	(11,571,875)

		(25,648,438)

	U.S. Treasury Obligations—(11.1)%
	U.S. Treasury Note
26,100	4.25%, 11/15/14	(26,008,232)

	TOTAL SECURITIES SOLD SHORT (proceeds received $51,278,204)	(51,656,670)

Notional Amount (000)#	OUTSTANDING OPTIONS WRITTEN*

	Call Options
	Eurodollar Futures
400	expiring 03/20/08, Strike Price $95.75	(2,000)
400	expiring 03/20/08, Strike Price $95.88	(1,575)

See Notes to Financial Statements.

128	THE TARGET PORTFOLIO TRUST

NOTIONAL AMOUNTS (000)#	DESCRIPTION	VALUE (NOTE 1)

	OUTSTANDING OPTIONS WRITTEN (continued)

	Call Options (cont’d.)
	USD Swap Option on 3 Month LIBOR
$2,700	expiring 02/01/08 @ 4.90%	$(25,699)
5,000	expiring 09/26/08 @ 4.95%	(74,470)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $77,970)	(103,744)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN—103.7% (cost $241,199,469; Note 5)	241,974,469
	Liabilities in excess of other assets(x)—(3.7%)	(8,551,652)

	NET ASSETS—100%	$233,422,817

The following abbreviations were used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

NR—Not Rated

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $14,973,538. The aggregate value of $13,903,873 is approximately 6.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at October 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
784	90 Day Euro Dollar	Mar 08	$186,539,675	$187,189,800	$650,125
147	90 Day Euro Dollar	Mar 09	35,121,975	35,153,213	31,238
1,100	90 Day Euro Dollar	Jun 08	260,726,587	262,955,000	2,228,413
291	90 Day Sterling	Dec 07	71,211,351	70,983,173	(228,178)
11	90 Day Sterling	Mar 08	2,700,653	2,690,932	(9,721)
8	2 Year U.S. Treasury Notes	Dec 07	1,650,500	1,656,875	6,375

					2,678,252

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	129

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2007	Unrealized Appreciation (Depreciation)
Short Positions:
90	2 Year Euro Shatz	Dec 07	$13,495,546	$13,455,349	$40,197
216	20 Year U.S. Treasury Notes	Dec 07	23,901,750	24,320,250	(418,500)

					(378,303)

					$2,299,949

Forward foreign currency exchange contracts outstanding at October 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euro,
Expiring 11/05/07	EUR	1,348	$1,909,113	$1,952,800	$43,687
Norwegian Krone
Expiring 12/06/07	NOK	3,811	655,803	709,672	53,869

			$2,564,916	$2,662,472	$97,556

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 12/20/07	GBP	724	$1,494,228	$1,502,979	$(8,751)
Japanese Yen,
Expiring 12/13/07	JPY	334,129	2,927,887	2,911,161	16,726

			$4,422,115	$4,414,140	$7,975

Interest rate swap agreements outstanding at October 31, 2007:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	06/18/09		$16,100,000	5.00%	3 month LIBOR	$56,113
Barclays Capital(1)	12/19/09		74,100,000	5.00%	3 month LIBOR	992,257
Barclays Capital(1)	12/19/12		3,300,000	5.00%	3 month LIBOR	103,307
Barclays Capital(2)	12/19/17		19,000,000	5.00%	3 month LIBOR	(636,800)
Deutsche Bank(1)	12/19/09		47,700,000	5.00%	3 month LIBOR	427,219
Deutsche Bank(1)	01/15/10	AUD	2,600,000	6.50%	6 month Australian Bank Bill rate	(37,877)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	5,800,000	4.50%	6 month Euribor	(35,179)
Lehman Brothers(1)	03/19/10	EUR	3,000,000	4.50%	6 month Euribor	(16,616)
Barclays Capital(1)	03/20/09	GBP	16,000,000	6.00%	6 month LIBOR	(2,621)
Barclays Capital(1)	06/19/09	GBP	6,500,000	6.00%	6 month LIBOR	(1,216)

						$848,587

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

130	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at October 31, 2007:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	03/20/08	$1,200,000	0.06%	AIG Corp., 5.60%, due 10/18/16	$(1,058)
Bank of America, N.A.(1)	12/20/07	1,100,000	0.10%	ConocoPhillips, 8.75%, due 05/25/10	145
Deutsche Bank(2)	06/20/12	200,000	0.23%	Diamond Offshore Drilling, 0% (Convertible), 06/06/20	(456)
Merrill Lynch & Co.(1)	06/20/12	200,000	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	(1,286)
Bank of America, N.A.(1)	06/20/12	200,000	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	(2,833)
Deutsche Bank(2)	06/20/12	200,000	0.50%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(3,208)
Lehman Brothers(1)	03/20/08	600,000	1.55%	GMAC LLC, 6.875%, due 08/28/12	(4,603)
Merrill Lynch & Co.(1)	06/20/12	200,000	0.29%	Kinder Morgan, 6.75%, due 03/15/11	(683)
Bank of America, N.A.(1)	09/20/12	700,000	0.89%	Merrill Lynch, 5.00%, due 01/15/15	2,242
Merrill Lynch & Co.(1)	09/20/12	3,800,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	19,784
Citigroup(2)	06/20/12	200,000	0.48%	Nabors Industries, Inc., 5.375%, due 08/15/12	(1,759)
Deutsche Bank(2)	06/20/12	200,000	0.51%	Noble Corp., 5.875%, due 06/01/13	(1,307)
Lehman Brothers(1)	12/20/08	100,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	122
Barclays Capital(1)	12/20/08	300,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	366
Bank of America, N.A.(1)	06/20/12	200,000	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	(664)
Deutsche Bank(1)	12/20/08	100,000	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(39)
Lehman Brothers(1)	12/20/08	300,000	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	(192)
Barclays Capital(1)	12/20/08	100,000	0.26%	Republic of Panama, 8.875%, due 09/30/27	(61)
Deutsche Bank(1)	12/20/08	200,000	0.25%	Republic of Panama, 8.875%, due 09/30/27	(152)
Deutsche Bank(1)	12/20/08	100,000	0.33%	Republic of Peru, 8.75%, due 11/21/33	39
Lehman Brothers(1)	12/20/08	300,000	0.32%	Republic of Peru, 8.75%, due 11/21/33	72
Lehman Brothers(1)	12/20/08	100,000	0.31%	Russian Federation, 7.50%, due 03/31/30	(101)
Deutsche Bank(1)	12/20/07	600,000	0.26%	Russian Federation, 7.50%, due 03/31/30	466

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	131

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(1)	12/20/07	$600,000	0.26%	Russian Federation, 7.50%, due 03/31/30	$466
Deutsche Bank(2)	06/20/12	200,000	0.28%	Transocean, Inc., 7.375%, due 04/15/18	(131)
Barclays Capital(1)	12/20/08	100,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	120
Barclays Capital(1)	12/20/08	300,000	0.71%	Ukraine Government, 7.65%, due 06/11/13	315
Deutsche Bank(1)	12/20/08	300,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	359
Bank of America, N.A.(1)	06/20/12	200,000	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	(406)
Bank of America, N.A.(1)	12/20/07	1,100,000	0.12%	Valero Energy Corp., 6.875%, due 04/15/12	47

					$5,604

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2007 were as follows:

U.S. Treasury Obligations	34.4%
U.S. Government Mortgage Backed Obligations	33.8
U.S. Government Agency Obligations	12.9
Collateralized Mortgage Obligations	12.4
Diversified Financial Services	8.3
Financial—Bank & Trust	3.6
Affiliated Money Market Mutual Fund	2.5
Foreign Government Bonds	2.3
Electric—Integrated	2.3
Commercial Banks	1.9
Telecommunications	1.4
Asset-Backed Securities	1.1
Retail	1.0
Airlines	1.0
Oil, Gas & Consumable Fuels	1.0
Municipal Bonds	0.8
Medical Supplies & Equipment	0.6
Diversified	0.5
Advertising	0.5
Real Estate Investment Trust	0.5
Entertainment & Leisure	0.5
Cable	0.5

See Notes to Financial Statements.

132	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Pipelines	0.4%
Oil & Field Services	0.4
Distribution/Wholesale	0.3
Office Equipment	0.3
Packaging	0.2
Hotels, Restaurants & Leisure	0.2
Forest Products	0.1
Outstanding Options Purchased	0.1

125.8
Written options and securities sold short	(22.1)
Liabilities in excess of other assets	(3.7)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	133

Mortgage Backed Securities Portfolio	Portfolio of Investments As of October 31, 2007

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—147.5%

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—115.5%
		Federal Home Loan Mortgage Corp.,
$5,238		5.00%, 08/01/35 - 10/01/35	$5,032,261
1,661		6.00%, 01/01/15 - 02/01/21	1,688,758
2,986		6.50%, 01/01/18 - 11/01/26	3,063,707
40		7.50%, 06/01/28	42,020
—	(r)	8.25%, 05/01/08	89
12		8.50%, 12/01/07 - 07/01/21	12,347
12		9.00%, 6/01/09 - 03/01/11	11,725
25		11.50%, 03/01/16	28,979
		Federal National Mortgage Assoc.,
2,203		4.50%, 03/01/35	2,052,967
15,525		5.00%, 11/01/18 - 11/01/37	14,949,789
1,660		5.00%, 08/31/35(k)	1,594,551
6,470		5.00%, TBA	6,209,181
28,647		5.50%, 06/01/33 - 08/01/37	28,076,153
2,115		5.50%, TBA	2,083,935
837		5.78%, 11/01/11	854,566
4,043		6.00%, 04/01/14 - 01/01/33	4,097,124
43		6.087%, 03/01/12	44,172
4,384		6.50%, 05/01/14 - 09/01/36	4,502,288
39		7.00%, 09/01/11 - 07/01/12	39,352
43		8.00%, 09/01/22 - 12/01/22	45,779
8		9.75%, 08/01/10 - 11/01/16	8,342
		Government National Mortgage Assoc.,
559		4.50%, 09/15/33 - 10/15/33	527,903
842		5.00%, 04/15/35	817,508
242		6.00%, 07/15/24 - 08/15/24	246,259
4,000		6.00%, TBA	4,050,000
2,150		6.50%, 05/15/23 - 02/15/35	2,214,392
1,836		7.00%, 11/15/31 - 11/15/33	1,913,582
39		7.50%, 09/15/11 - 12/20/23	40,558
508		8.00%, 01/15/08 - 11/15/30	541,016
51		8.25%, 06/20/17 - 07/20/17	54,368
53		8.50%, 04/20/17	56,856
77		9.00%, 09/15/08 - 01/15/20	84,582
13		9.50%, 08/15/09 - 06/15/20	14,480
7		13.50%, 05/15/11	8,252
10		14.00%, 06/15/11	11,934
12		16.00%, 05/15/12	13,494

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $84,974,588)	85,033,269

See Notes to Financial Statements.

134	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	COLLATERALIZED MORTGAGE OBLIGATIONS—32.0%
	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1
$394	5.50%(c), 03/25/36	$391,132
	Countrywide Alternative Loan Trust,
	Series 2005-73CB, Class 1A7
556	5.50%, 01/25/36	555,273
	Series 2005-85CB, Class 2A2
1,518	5.50%, 02/25/36	1,518,589
	Series 2005-J11, Class 1A3
1,658	5.50%, 11/25/35	1,655,975
	Series 2007-HY5R, Class 2A1A
1,108	5.544%(c), 03/25/47	1,075,864
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-14, Class A3
1,560	6.25%, 09/25/36	1,567,024
	Series 2006-J2, Class 1A6
90	6.00%, 04/25/36	87,675
	Series 2007-4, Class 1A1
373	6.00%, 05/25/37	374,028
	Series 2007-13, Class A10
790	6.00%, 08/25/37	768,901
	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities, Series T-42, Class A5
232	7.50%, 02/25/42	242,663
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
23	6.00%, 10/15/20	22,880
	Series 83, Class Z
5	9.00%, 10/15/20	4,973
	Series 186, Class E
38	6.00%, 08/15/21	37,971
	Series 245, Class IO
343	5.00%, 05/15/37	92,354
	Series 1058, Class H
12	8.00%, 04/15/21	12,791
	Series 1116, Class I
10	5.50%, 08/15/21	10,275
	Series 1120, Class L
46	8.00%, 07/15/21	49,171
	Series 1630, Class PJ
285	6.00%, 05/15/23	285,808
	Series 2627, Class BG
1,141	3.25%, 06/15/17	1,093,792
	Series 2809, Class UC
425	4.00%, 06/15/19	390,312
	Series 2852, Class VI-IO
1,586	5.00%, 06/15/24	90,332

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	135

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of October 31, 2007

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Series 2882, Class YI-IO
$774	5.00%, 03/15/24	$35,441
	Series 2915, Class K1-IO
803	5.00%, 06/15/24	41,915
	Series 2995, Class ST-IO
1,585	1.659%(c), 05/15/29	88,605
	Series 3279, Class SD-IO
4,763	1.339%(c), 02/15/37	257,911
	Series 3309, Class SC-IO
4,411	1.359%(c), 04/15/37	234,890
	Federal National Mortgage Assoc.,
	Series 56, Class 1
16	6.00%, 04/01/19	16,106
	Series 340, Class 2-IO
616	5.00%, 09/01/33	155,180
	Series 347, Class 2-IO
1,313	5.00%, 01/01/34	332,392
	Series 353, Class 2-IO
928	5.00%, 08/01/34	238,504
	Series 377, Class 2-IO
368	5.00%, 10/01/36	93,887
	Series 379, Class 2-IO
1,248	5.50%, 05/25/37	316,664
	Series 1990-10, Class L
6	8.50%, 02/25/20	6,781
	Series 1990-108, Class G
17	7.00%, 09/25/20	17,991
	Series 1991-21, Class J
18	7.00%, 03/25/21	19,229
	Series 1992-113, Class Z
36	7.50%, 07/25/22	38,531
276	Series 1993-223, Class ZA 6.50%, 12/25/23	285,855
	Series 1998-19, Class J
16	8.50%, 07/25/18	16,830
	Series 1998-M4, Class C
40	6.527%, 05/25/30	40,340
	Series 2001-51, Class QN
491	6.00%, 10/25/16	504,327
	Series 2003-33, Class PT
182	4.50%, 05/25/33	174,698
	Series 2007-22, Class SD-IO
2,740	1.528%(c), 03/25/37	169,245
	Series G-14, Class L
20	8.50%, 06/25/21	21,341

See Notes to Financial Statements.

136	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Series G92-24, Class Z
$22	6.50%, 04/25/22	$22,388
	Series G92-59, Class D
111	6.00%, 10/25/22	113,259
	Series G94-4, Class PG
317	8.00%, 05/25/24	343,529
	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
57	8.985%, 04/25/17	12,115
	Series B, Class P-O, PO
55	Zero Coupon, 04/25/17	48,038
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO, PO
309	Zero Coupon, 07/20/36	238,007
	Series 2006-38, Class XS, IO
1,617	2.19%(c), 09/16/35	119,735
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
312	4.636%(c), 04/25/35	312,968
	Series 2007-AR1, Class 2A1
431	6.007%(c), 03/25/37	435,011
	Series 2007-AR2, Class 1A1
388	5.797%(c), 05/25/47	388,957
	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3
1,033	5.50%, 06/25/37	1,022,125
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
554	4.377%(c), 07/25/34	549,560
	Series 2007-12, Class 3A22
318	6.00%, 08/25/37	317,382
	Series 2007-13, Class B1
97	6.276%(c), 10/25/37	88,689
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
750	5.25%, 06/25/34	704,554
	Series 2005-A9, Class A3
1,722	5.50%(c), 07/25/35	1,627,840
	Salomon Brothers Mortgage Securities, Series 1986-1, Class A
15	6.00%, 12/25/11	15,105
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.31%(c), 05/25/35	1,473,207
	Series 2006-AR10, Class 5A2
1,083	5.597%(c), 07/25/36	1,082,271

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	137

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of October 31, 2007

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Series 2006-AR5, Class 2A1
$1,173	5.533%(c), 04/25/36	$1,179,885

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $23,166,026)	23,529,071

	TOTAL LONG-TERM INVESTMENTS (cost $108,140,614)	108,562,340

Shares	SHORT-TERM INVESTMENTS—6.2%

	AFFILIATED MONEY MARKET MUTUAL FUND—0.1%
40,444	Dryden Core Investment Fund—Taxable Money Market Series (cost $40,444)(w)	40,444

Principal Amount (000)#

	REPURCHASE AGREEMENT—6.1%
$4,500	JPMorgan, 4.96%, dated 10/31/07, due 11/01/07 in the amount of $4,500,620 (cost $4,500,000; collateralized by 4,530,000 Federal National Mortgage Assoc., 6.00%, 09/01/37, value of collateral including accrued interest was $4,594,068)	4,500,000

	TOTAL SHORT-TERM INVESTMENTS (cost $4,540,444)	4,540,444

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—153.7% (cost $112,681,058; Note 5)	113,102,784

	SECURITIES SOLD SHORT—(43.4)%

	U.S. Government Obligations
	Federal National Mortgage Assoc.,
16,230	5.00%, 11/01/37	(15,575,736)
1,000	5.50%, 11/01/36	(985,312)
6,000	6.00%, 11/01/22	(6,103,128)
9,229	6.00%, TBA	(9,295,338)

	TOTAL SECURITIES SOLD SHORT (proceeds $31,828,923)	(31,959,514)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—110.3% (cost $80,852,135)	81,143,270
	Other liabilities in excess of other assets(x)—(10.3%)	(7,562,502)

	NET ASSETS—100%	$73,580,768

The following abbreviations are used in portfolio descriptions:

IO—Interest Only

PO—Principal Only Securities

See Notes to Financial Statements.

138	THE TARGET PORTFOLIO TRUST

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swaps and the reverse repurchase agreements as follows:

Open futures contracts outstanding at October 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
7	2 Year U.S. Treasury Notes	Dec 07	$1,448,782	$1,449,766	$984
32	90 Day Euro Dollar	Dec 07	7,609,782	7,620,000	10,218

					$11,202

Short Positions:
4	5 Year U.S. Treasury Notes	Dec 07	425,063	429,375	(4,312)
3	10 Year U.S. Treasury Notes	Dec 07	326,110	330,047	(3,937)
10	20 Year U.S. Treasury Bonds	Dec 07	1,106,835	1,125,938	(19,103)
8	90 Day Euro Dollar	Mar 08	1,905,800	1,910,100	(4,300)
8	90 Day Euro Dollar	Jun 08	1,907,300	1,912,400	(5,100)
9	90 Day Euro Dollar	Sep 08	2,146,050	2,153,025	(6,975)
4	30 Day Federal Fund	Dec 07	1,591,481	1,593,044	(1,563)
8	30 Day Federal Fund	Jan 08	3,185,288	3,187,088	(1,800)
8	30 Day Federal Fund	Feb 08	3,189,626	3,189,421	205
4	30 Day Federal Fund	Mar 08	1,595,174	1,595,044	130

					(46,755)

					$(35,553)

Interest rate swap agreements outstanding at October 31, 2007:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Goldman Sachs (1)	06/12/17	$2,600,000	5.75%	3 Month LIBOR	$184,010
Goldman Sachs (1)	11/19/07	1,000,000	5.75%	3 Month LIBOR	7,630
Goldman Sachs (1)	09/14/17	650,000	5.06%	3 Month LIBOR	(1,568)

					$190,072

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at October 31, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Depreciation
Goldman Sachs (1)	07/25/45	$800,000	0.54%	ABX.HE.A Index	$(292,066)

(1)	Portfolio sold credit default protection to the counterparty in the event that the underlying bond defaults.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	139

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of October 31, 2007

Reverse repurchased agreements outstanding at October 31,2007:

Broker	Interest Rate	Trade Date	Value at October 31, 2007	Maturity Date	Cost
First Boston Corp. Mortgage	4.88%	10/11/2007	$9,582,000	11/13/2007	$9,582,000
First Boston Corp. Mortgage	4.89%	10/11/2007	7,464,000	11/13/2007	7,464,000
Lehman Brothers	4.88%	10/18/2007	3,300,000	11/20/2007	3,300,000
Merrill Lynch	4.92%	10/15/2007	3,200,000	11/13/2007	3,200,000
Merrill Lynch	4.92%	10/16/2007	2,440,000	11/19/2007	2,440,000

			$25,986,000		$25,986,000

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2007 were as follows:

U.S. Government Mortgage Backed Obligations	115.5%
Collateralized Mortgage Obligations	32.0
Short-Term Investments (Including Affiliated Money Market Mutual Fund of 0.1%)	6.2

153.7

Securities sold short	(43.4)
Other liabilities in excess of other assets	(10.3)

100.0%

See Notes to Financial Statements.

140	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of October 31, 2007	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	FEDERAL FARM CREDIT BANKS—1.6%
$200	3.19%, 07/09/08	$196,933
850	4.60%, 11/01/07	850,000

	TOTAL FEDERAL FARM CREDIT BANKS (cost $1,046,933)	1,046,933

	FEDERAL HOME LOAN BANK—17.1%
590	3.00%, 03/24/08	584,533
1,280	4.00%, 02/01/08	1,275,832
300	4.17%, 11/16/07	299,856
5,000	4.81%, 11/16/07	4,989,979
3,000	4.84%, 02/06/08	2,960,877
475	5.00%, 02/15/08	474,419
100	5.15%, 12/21/07	99,973
450	5.27%, 03/05/08	449,804
300	5.925%, 04/09/08	300,637

	TOTAL FEDERAL HOME LOAN BANK (cost $11,435,910)	11,435,910

	FEDERAL HOME LOAN MORTGAGE ASSOCIATION—6.8%
782	3.125%, 04/04/08	774,722
300	3.15%, 06/04/08	296,247
560	3.75%, 04/23/08	555,711
3,000	4.73%, 02/19/08	2,956,642

	TOTAL FEDERAL HOME LOAN MORTGAGE ASSOCIATION (cost $4,583,322)	4,583,322

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—8.9%
5,000	4.95%, 11/07/07	4,995,875
1,000	5.25%, 06/18/08	999,733

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $5,995,608)	5,995,608

	REPURCHASE AGREEMENTS—65.6%
15,100	BNP Triparty 4.94% dated 10/31/07, due 11/01/07 in the amount of $15,102,072. (cost $15,100,000; collateralized by Federal Agency Obligations. The value of collateral including accrued interest was 15,402,001.)	15,100,000
14,400	Deutsche Triparty 4.94% dated 10/31/07, due 11/01/07 in the amount of $14,401,976. (cost $14,400,000; collateralized by Federal Agency Obligations. The value of collateral including accrued interest was $14,688,000.)	14,400,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	141

U.S. GOVERNMENT MONEY MARKET PORTFOLIO (continued)	Portfolio of Investments As of October 31, 2007

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	REPURCHASE AGREEMENTS (continued)
$14,500	JPM Triparty 4.96% dated 10/31/07, due 11/01/07 in the amount of $14,501,998. (cost $14,500,000; collateralized by Federal Agency Obligations. The value of collateral including accrued interest was $14,791,276.)	$14,500,000

	TOTAL REPURCHASE AGREEMENTS (cost $44,000,000)	44,000,000

Shares
	AFFILIATED MONEY MARKET MUTUAL FUND—0.1%
74,109	Dryden Core Investment Fund—Taxable Money Market Series (cost $74,109; Note 3)(w)	74,109

	TOTAL INVESTMENTS(h)—100.1% (amortized cost $67,135,882)	67,135,882
	Liabilities in excess of other assets—(0.1%)	(68,826)

	NET ASSETS—100%	$67,067,056

(h)	Federal income tax basis is the same as for financial reporting purposes.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2007 were as follows:

Repurchase Agreements	65.6%
Federal Home Loan Bank	17.1
Federal National Mortgage Association	8.9
Federal Home Loan Mortgage Association	6.8
Federal Farm Credit Banks	1.6
Affiliated Money Market Mutual Fund	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

142	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities October 31, 2007

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$343,474,177	$398,373,904	$147,964,970
Affiliated investments(B)	37,380,017	48,943,894	65,022,538
Repurchase agreements(C)	—	—	—
Cash	—	1,555,663	491,404
Foreign currency, at value(D)	—	—	—
Deposit with broker	28,350	—	—
Receivable for Trust shares sold	307,116	353,469	118,729
Dividends and interest receivable	288,746	599,002	64,857
Prepaid expenses and other assets	5,229	11,054	3,437
Receivable for investments sold	7,903,861	2,878,960	962,972
Receivable for foreign tax reclaim	—	—	—
Due from broker for variation margin	7,576	—	—
Premium for swaps purchased	—	—	—
Unrealized appreciation on swaps	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—
Total assets	389,395,072	452,715,946	214,628,907

LIABILITIES
Collateral for securities on loan	36,039,826	46,163,631	63,339,775
Payable for Trust shares reacquired	378,711	457,419	140,230
Payable for investments purchased	6,004,181	1,840,337	307,835
Accrued expenses and other liabilities	118,564	133,942	141,362
Management fee payable	172,811	208,632	76,680
Transfer agent fee payable	45,392	29,973	34,633
Deferred trustees’ fees	6,001	11,874	11,616
Distribution fee payable	12,393	12,319	5,071
Payable to custodian	917,170	—	—
Interest payable	—	—	—
Dividends payable	—	—	—
Due to broker for variation margin	—	—	—
Outstanding options written(E)	—	—	—
Premium for swaps written	—	—	—
Unrealized depreciation on swaps	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—
Total liabilities	43,695,049	48,858,127	64,057,202

NET ASSETS	$345,700,023	$403,857,819	$150,571,705

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	143

Statement of Assets and Liabilities October 31, 2007 (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$19,711	$24,770	$10,904
Paid-in capital, in excess of par	252,833,156	301,324,971	135,509,886
	252,852,867	301,349,741	135,520,790
Undistributed net investment income (loss)	694,729	5,375,999	(11,616)
Accumulated net realized gains (losses)	17,960,993	26,677,813	(10,993,190)
Net unrealized appreciation (depreciation)	74,191,434	70,454,266	26,055,721
Net assets, October 31, 2007	$345,700,023	$403,857,819	$150,571,705
(A) Identified cost of unaffiliated investments	$269,288,200	$327,919,638	$121,909,249
(B) Identified cost of affiliated investments	$37,380,017	$48,943,894	$65,022,538
(C) Identified cost of repurchase agreements	$—	$—	$—
(D) Identified cost of currency	$—	$—	$—
(E) Premiums received from options written	$—	$—	$—
(F) Proceeds received from short sales	$—	$—	$—
(G) Including securities on loan of	$34,812,473	$44,771,953	$61,820,362

NET ASSET VALUE:
Class R: Net Assets	$31,981,989	$30,958,103	$12,941,535
Shares Outstanding	1,831,479	1,906,265	942,278
Net asset value, offering price and redemption price per share	$17.46	$16.24	$13.73
Class T: Net Assets	$313,718,034	$372,899,716	$137,630,170
Shares Outstanding	17,879,287	22,863,374	9,961,862
Net asset value, offering price and redemption price per share	$17.55	$16.31	$13.82

See Notes to Financial Statements.

144	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities October 31, 2007 (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$421,705,763	$321,502,028	$68,575,320
Affiliated investments(B)	199,150,843	1,559,851	224,060
Repurchase agreements(C)	—	—	—
Cash	—	—	—
Foreign currency, at value(D)	—	946,587	129,517
Receivable for Trust shares sold	455,966	310,765	27,659
Dividends and interest receivable	362,379	530,203	503,101
Prepaid expenses and other assets	6,993	4,842	635
Receivable for investments sold	3,536,248	220,059	12,203,840
Receivable for foreign tax reclaim	—	618,202	—
Due from broker for variation margin	18,875	—	57,174
Premium for swaps purchased	—	—	—
Unrealized appreciation on swaps	—	—	821,199
Unrealized appreciation on forward currency contracts	—	11,875	362,995
Total assets	625,237,067	325,704,412	82,905,500

LIABILITIES
Collateral for securities on loan	192,092,845	—	—
Payable for Trust shares reacquired	902,672	395,383	37,791
Payable for investments purchased	3,441,577	746,695	37,402,362
Accrued expenses and other liabilities	33,588	255,271	188,345
Management fee payable	217,559	187,175	16,552
Transfer agent fee payable	150,118	22,766	12,044
Deferred trustees’ fees	10,720	10,755	11,199
Distribution fee payable	5,975	10,345	—
Payable to custodian	1,579,738	70,738	56,033
Dividends payable	—	—	—
Due to broker for variation margin	—	—	—
Outstanding options written(E)	—	—	349,104
Premium for swaps written	—	—	372,045
Unrealized depreciation on swaps	—	—	707,372
Unrealized depreciation on forward currency contracts	—	111,067	599,587
Securities sold short, at value(F)	—	—	4,142,376
Total liabilities	198,434,792	1,810,195	43,894,810

NET ASSETS	$426,802,275	$323,894,217	$39,010,690

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	145

Statement of Assets and Liabilities October 31, 2007 (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$19,406	$16,094	$4,683
Paid-in capital, in excess of par	331,146,134	193,094,863	36,625,843
	331,165,540	193,110,957	36,630,526
Undistributed net investment income (loss)	4,666,593	5,525,097	(523,955)
Accumulated net realized gains (losses)	22,605,951	35,150,170	(627,617)
Net unrealized appreciation (depreciation)	68,364,191	90,107,993	3,531,736
Net assets, October 31, 2007	$426,802,275	$323,894,217	$39,010,690
(A) Identified cost of unaffiliated investments	$353,366,147	$231,413,557	$64,492,722
(B) Identified cost of affiliated investments	$199,150,843	$1,559,851	$224,060
(C) Identified cost of repurchase agreements	$—	$—	$—
(D) Identified cost of currency	$—	$910,144	$122,593
(E) Premiums received from options written	$—	$—	$261,954
(F) Proceeds received from short sales	$—	$—	$4,111,764
(G) Including securities on loan of	$187,326,512	$—	$—

NET ASSET VALUE:
Class R: Net Assets	$15,111,880	$26,811,001	$—
Shares Outstanding	690,067	1,337,954	—
Net asset value, offering price and redemption price per share	$21.90	$20.04	$—
Class T: Net Assets	$411,690,395	$297,083,216	$39,010,690
Shares Outstanding	18,716,182	14,756,521	4,683,475
Net asset value, offering price and redemption price per share	$22.00	$20.13	$8.33

See Notes to Financial Statements.

146	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities October 31, 2007 (continued)

	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS
Investments, at value:
Unaffiliated investments(A)	$256,825,250	$287,741,096	$108,562,340	$23,061,773
Affiliated investments(B)	8,090,143	5,993,787	40,444	74,109
Repurchase agreements(C)	—	—	4,500,000	44,000,000
Cash	141,361	—	—	10,247
Foreign currency, at value(D)	3,715,124	419,648	—	—
Receivable for Trust shares sold	304,017	85,844	28,724	287,103
Dividends and interest receivable	1,444,126	2,172,012	384,554	86,135
Prepaid expenses and other assets	3,083	3,671	1,259	1,132
Receivable for investments sold	80,276,819	62,795,890	55,100,376	—
Receivable for foreign tax reclaim	—	—	—	—
Due from broker for variation margin	299,838	—	21,721	—
Premium for swaps purchased	—	610,703	—	—
Unrealized appreciation on swaps	2,661,774	1,603,439	191,640	—
Unrealized appreciation on forward currency contracts	906,088	114,282	—	—
Total assets	354,667,623	361,540,372	168,831,058	67,520,499

LIABILITIES
Collateral for securities on loan	—	—	—	—
Reverse repurchase agreement	—	—	25,986,000	—
Payable for Trust shares reacquired	203,669	146,110	74,231	212,541
Payable for investments purchased	102,579,299	74,313,179	36,442,284	—
Accrued expenses and other liabilities	56,458	201,336	218,583	103,227
Management fee payable	78,069	89,230	28,268	14,202
Transfer agent fee payable	81,065	55,064	83,517	29,992
Deferred trustees’ fees	11,622	10,983	10,797	10,786
Distribution fee payable	14,045	—	—	—
Payable to custodian	—	63,576	24,332	—
Dividends payable	369,106	321,728	113,760	82,695
Due to broker for variation margin	—	397,936	—	—
Outstanding options written(E)	1,233,178	103,744	—	—
Premium for swaps written	1,921,735	—	15,370	—
Unrealized depreciation on swaps	993,392	749,248	293,634	—
Unrealized depreciation on forward currency contracts	430,091	8,751	—	—
Securities sold short, at value(F)	39,763,131	51,656,670	31,959,514	—
Total liabilities	147,734,860	128,117,555	95,250,290	453,443

NET ASSETS	$206,932,763	$233,422,817	$73,580,768	$67,067,056

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	147

Statement of Assets and Liabilities October 31, 2007 (continued)

	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$19,532	$22,773	$7,392	$67,065
Paid-in capital, in excess of par	204,984,298	236,258,752	77,455,427	66,997,805
	205,003,830	236,281,525	77,462,819	67,064,870
Undistributed net investment income (loss)	(792,728)	315,759	167,509	2,586
Accumulated net realized gains (losses)	283,355	(7,177,909)	(4,203,168)	(400)
Net unrealized appreciation (depreciation)	2,438,306	4,003,442	153,608	—
Net assets, October 31, 2007	$206,932,763	$233,422,817	$73,580,768	$67,067,056
(A) Identified cost of unaffiliated investments	$255,394,970	$286,561,856	$108,140,614	$23,061,773
(B) Identified cost of affiliated investments	$8,090,143	$5,993,787	$40,444	$74,109
(C) Identified cost of repurchase agreements	$—	$—	$4,500,000	$44,000,000
(D) Identified cost of currency	$3,576,434	$403,979	$—	$—
(E) Premiums received from options written	$1,073,658	$77,970	$—	$—
(F) Proceeds received from short sales	$39,746,135	$51,278,204	$31,828,923	$—

NET ASSET VALUE:
Class R: Net Assets	$23,670,369	$—	$—	$—
Shares Outstanding	2,246,527	—	—	—
Net asset value, offering price and redemption price per share	$10.54	$—	$—	$—
Class T: Net Assets	$183,262,394	$233,422,817	$73,580,768	$67,067,056
Shares Outstanding	17,284,993	22,772,749	7,391,684	67,065,077
Net asset value, offering price and redemption price per share	$10.60	$10.25	$9.95	$1.00

See Notes to Financial Statements.

148	THE TARGET PORTFOLIO TRUST

Statement of Operations

	LARGE CAPITALIZATION GROWTH PORTFOLIO		LARGE CAPITALIZATION VALUE PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$2,332,531	$3,717,120	$7,459,535	$9,138,489
Affiliated dividend income	158,418	116,402	247,046	157,636
Less: Foreign withholding taxes	(55,245)	(55,649)	(1,162)	(2,303)
Affiliated income from securities lending, net	104,336	17,292	70,795	1,790
Unaffiliated Interest	24,283	410	—	430
Total income	2,564,323	3,795,575	7,776,214	9,296,042
Expenses
Management fee	1,586,167	1,798,511	2,031,937	2,228,473
Interest expense (Note 7)	912	1,742	2,715	—
Distribution fee—Class R	58,546	775	58,491	804
Transfer agent’s fees and expenses(a)	30,000	212,000	100,000	193,000
Custodian’s fees and expenses	62,000	94,000	97,000	77,000
Reports to shareholders	20,000	25,000	25,000	41,000
Registration fees	25,000	30,000	10,000	33,000
Legal fees	20,000	20,000	15,000	24,000
Trustees’ fees	13,000	18,000	15,000	15,000
Audit fees	22,000	22,000	22,000	17,000
Miscellaneous	18,268	35,032	10,428	32,524
Total expenses	1,855,893	2,257,060	2,387,571	2,661,801
Net investment income (loss)	708,430	1,538,515	5,388,643	6,634,241

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	18,357,543	8,314,481	28,455,806	23,505,886
Futures transactions	(2,884)	—	—	—
Foreign currency transactions	(1,036)	68	—	—
Options written transactions	—	—	—	—
Swap agreement transactions	—	—	—	—
Short sale transactions	—	—	—	—
Total net realized gain (loss)	18,353,623	8,314,549	28,455,806	23,505,886
Net change in unrealized appreciation (depreciation) on:
Investments	27,506,912	14,990,354	(11,551,247)	36,230,197
Futures	5,366	—	—	—
Foreign currencies	91	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	27,512,369	14,990,354	(11,551,247)	36,230,197
Net gain (loss)	45,865,992	23,304,903	16,904,559	59,736,083
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,574,422	$24,843,418	$22,293,202	$66,370,324
(a) Including affiliated expense of	$30,000	$168,000	$90,000	$191,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	149

Statement of Operations (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO		SMALL CAPITALIZATION VALUE PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$296,549	$361,612	$6,079,250	$5,179,322
Affiliated dividend income	261,632	240,125	787,949	517,939
Less: Foreign withholding taxes	—	—	(9,480)	(6,937)
Affiliated income from securities lending, net	283,270	28,789	323,261	12,014
Unaffiliated Interest	—	3,306	3,986	—
Total income	841,451	633,832	7,184,966	5,702,338
Expenses
Management fee	712,489	843,337	2,048,186	1,743,499
Interest expense (Note 7)	581	—	—	—
Distribution fee—Class R	23,840	337	28,433	392
Transfer agent’s fees and expenses(a)	85,000	150,000	189,000	271,000
Custodian’s fees and expenses	40,000	64,000	100,000	122,000
Reports to shareholders	5,000	11,000	30,000	42,000
Registration fees	18,000	23,000	30,000	39,000
Legal fees	16,000	17,000	15,000	30,000
Trustees’ fees	11,000	12,000	14,000	15,000
Audit fees	23,000	18,000	30,000	18,000
Miscellaneous	10,105	41,733	20,589	30,245
Total expenses	945,015	1,180,407	2,505,208	2,311,136
Net investment income (loss)	(103,564)	(546,575)	4,679,758	3,391,202

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	14,306,538	9,674,494	23,137,867	20,392,466
Futures transactions	—	—	6,097	28,805
Foreign currency transactions	—	—	—	—
Options written transactions	—	—	—	—
Swap agreement transactions	—	—	—	—
Short sale transactions	—	—	—	—
Total net realized gain (loss)	14,306,538	9,674,494	23,143,964	20,421,271
Net change in unrealized appreciation (depreciation) on:
Investments	4,249,382	1,412,805	4,028,590	22,628,429
Futures	—	—	32,475	(7,900)
Foreign currencies	—	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	4,249,382	1,412,805	4,061,065	22,620,529
Net gain (loss)	18,555,920	11,087,299	27,205,029	43,041,800
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,452,356	$10,540,724	$31,884,787	$46,433,002
(a) Including affiliated expense of	$83,000	$148,000	$189,000	$268,000

See Notes to Financial Statements.

150	THE TARGET PORTFOLIO TRUST

Statement of Operations (continued)

	INTERNATIONAL EQUITY PORTFOLIO		INTERNATIONAL BOND PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$8,805,579	$7,030,883	$—	$—
Affiliated dividend income	90,857	51,575	41,667	39,509
Less: Foreign withholding taxes	(601,225)	(484,414)	—	(118)
Affiliated income from securities lending, net	—	—	—	—
Unaffiliated Interest	—	6,712	1,103,846	1,408,389
Total income	8,295,211	6,604,756	1,145,513	1,447,780
Expenses
Management fee	1,686,985	1,740,876	166,299	205,867
Interest expense (Note 7)	5,897	6,199	—	—
Distribution fee—Class R	48,355	626	—	—
Transfer agent’s fees and expenses(a)	96,000	180,000	31,000	66,000
Custodian’s fees and expenses	107,000	218,000	62,000	90,000
Reports to shareholders	27,000	25,000	18,000	26,000
Registration fees	8,000	25,000	5,000	16,000
Legal fees	12,000	24,000	13,000	27,000
Trustees’ fees	10,000	15,000	8,000	12,000
Audit fees	26,000	23,000	49,000	26,000
Miscellaneous	14,980	49,354	5,946	23,099
Total expenses	2,042,217	2,307,055	358,245	491,966
Net investment income (loss)	6,252,994	4,297,701	787,268	955,814

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	35,243,689	25,759,105	(517,824)	(187,514)
Futures transactions	—	—	(188,314)	(60,090)
Foreign currency transactions	(818,984)	(1,105,162)	(857,031)	(1,968,246)
Options written transactions	—	—	(52,711)	25,770
Swap agreement transactions	—	—	157,812	102,762
Short sale transactions	—	—	63,699	96,025
Total net realized gain (loss)	34,424,705	24,653,943	(1,394,369)	(1,991,293)
Net change in unrealized appreciation (depreciation) on:
Investments	25,432,557	35,083,130	2,216,640	816,608
Futures	—	—	3,219	(89,780)
Foreign currencies	524,652	(651,139)	(834,880)	581,712
Options written	—	—	(97,092)	13,299
Swaps	—	—	(35,124)	604,742
Short sales	—	—	(136,102)	(48,339)
Net change in unrealized appreciation (depreciation)	25,957,209	34,431,991	1,116,661	1,878,242
Net gain (loss)	60,381,914	59,085,934	(277,708)	(113,051)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,634,908	$63,383,635	$509,560	$842,763
(a) Including affiliated expense of	$68,000	$131,000	$31,000	$65,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	151

Statement of Operations (continued)

	TOTAL RETURN BOND PORTFOLIO		INTERMEDIATE-TERM BOND PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$—	$145,899	$56,250	$275,120
Affiliated dividend income	293,960	199,701	559,231	356,160
Less: Foreign withholding taxes	—	—	—	—
Affiliated income from securities lending, net	—	—	—	—
Unaffiliated Interest	7,650,665	7,617,632	9,772,683	11,493,154
Total income	7,944,625	7,963,232	10,388,164	12,124,434
Expenses
Management fee	694,291	732,265	883,037	1,122,194
Interest expense (Note 7)	—	495	—	660
Distribution fee—Class R	43,430	446	—	—
Transfer agent’s fees and expenses(a)	69,000	150,000	60,000	174,000
Custodian’s fees and expenses	95,000	106,000	72,000	150,000
Reports to shareholders	26,000	20,000	25,000	30,000
Registration fees	25,000	20,000	15,000	20,000
Legal fees	19,000	25,000	15,000	27,000
Trustees’ fees	11,000	13,000	13,000	14,000
Audit fees	35,000	20,000	36,000	23,000
Miscellaneous	11,784	20,365	16,967	33,950
Total expenses	1,029,505	1,107,571	1,136,004	1,594,804
Net investment income (loss)	6,915,120	6,855,661	9,252,160	10,529,630

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	940,971	(112,690)	(483,642)	(605,503)
Futures transactions	(69,913)	(661,257)	(1,113,476)	(1,058,674)
Foreign currency transactions	686,994	(1,506,399)	655,740	(72,287)
Options written transactions	(329,419)	(14,293)	(3,914)	32,740
Swap agreement transactions	800,450	977,111	(1,286,862)	380,723
Short sale transactions	(235,748)	(101,982)	35,548	(78,615)
Total net realized gain (loss)	1,793,335	(1,419,510)	(2,196,606)	(1,401,616)
Net change in unrealized appreciation (depreciation) on:
Investments	1,347,023	806,362	1,264,385	699,866
Futures	(806,388)	(214,978)	2,463,916	345,202
Foreign currencies	654,970	90,389	294,050	75,096
Options written	(77,960)	(112,821)	(46,359)	(1,423)
Swaps	1,798,632	35,713	1,357,709	(545,527)
Short sales	(459,069)	675,027	(416,751)	38,285
Net change in unrealized appreciation (depreciation)	2,457,208	1,279,692	4,916,950	611,499
Net gain (loss)	4,250,543	(139,818)	2,720,344	(790,117)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,165,663	$6,715,843	$11,972,504	$9,739,513
(a) Including affiliated expense of	$69,000	$149,000	$60,000	$151,000

See Notes to Financial Statements.

152	THE TARGET PORTFOLIO TRUST

Statement of Operations (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO		U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$—	$—	$—	$—
Affiliated dividend income	8,445	6,845	4,640	2,314
Less: Foreign withholding taxes	—	—	—	—
Affiliated income from securities lending, net	—	—	—	—
Unaffiliated Interest	4,221,521	4,916,766	2,780,535	2,371,504
Total income	4,229,966	4,923,611	2,785,175	2,373,818
Expenses
Management fee	283,007	348,528	132,083	119,965
Interest expense (Note 7)	663,471	739,695	—	—
Distribution fee—Class R	—	—	—	—
Transfer agent’s fees and expenses(a)	46,000	92,000	25,000	61,000
Custodian’s fees and expenses	51,000	144,000	42,000	61,000
Reports to shareholders	10,000	28,000	10,000	20,000
Registration fees	29,000	32,000	5,000	16,000
Legal fees	17,000	28,000	13,000	12,000
Trustees’ fees	9,000	9,000	9,000	12,000
Audit fees	22,000	21,000	18,000	15,000
Miscellaneous	13,299	24,008	8,850	18,246
Total expenses	1,143,777	1,466,231	262,933	335,211
Net investment income (loss)	3,086,189	3,457,380	2,522,242	2,038,607

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(174,280)	(1,020,583)	2,497	(2,491)
Futures transactions	(502,694)	(59,207)	—	—
Foreign currency transactions	—	—	—	—
Options written transactions	(6,438)	(21,155)	—	—
Swap agreement transactions	(2,820)	19,980	—	—
Short sale transactions	38,663	(220,688)	—	—
Total net realized gain (loss)	(647,569)	(1,301,653)	2,497	(2,491)
Net change in unrealized appreciation (depreciation) on:
Investments	730,995	705,446	—	—
Futures	26,186	(81,078)	—	—
Foreign currencies	—	—	—	—
Options written	(4,600)	4,600	—	—
Swaps	(101,994)	(5,016)	—	—
Short sales	(209,692)	87,747	—	—
Net change in unrealized appreciation (depreciation)	440,895	711,699	—	—
Net gain (loss)	(206,674)	(589,954)	2,497	(2,491)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,879,515	$2,867,426	$2,524,739	$2,036,116
(a) Including affiliated expense of	$40,000	$81,000	$24,000	$61,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	153

Statement of Changes in Net Assets

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$708,430	$1,538,515	$550,049
Net realized gain on investment and foreign currency transactions	18,353,623	8,314,549	61,722,889
Net change in unrealized appreciation/(depreciation) of investments	27,512,369	14,990,354	(43,590,841)
Net increase in net assets resulting from operations	46,574,422	24,843,418	18,682,097
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	(3,514)	—
Class T	(17,019)	(1,653,855)	(424,776)
Total dividends from net investment income	(17,019)	(1,657,369)	(424,776)
Distributions from net realized gains
Class R	(100,340)	(20,757)	—
Class T	(2,604,422)	(8,582,005)	(44,003,589)
Total distributions from net realized gains	(2,704,762)	(8,602,762)	(44,003,589)
Trust share transactions (Note 6)
Net proceeds from shares sold	43,248,143	25,008,986	30,635,551
Net asset value of shares issued in reinvestment of dividends and distributions	2,719,343	10,240,926	44,414,354
Cost of shares reacquired	(47,902,204)	(53,885,753)	(85,228,600)
Net decrease in net assets from Trust share transactions	(1,934,718)	(18,635,841)	(10,178,695)
Total increase (decrease)	41,917,923	(4,052,554)	(35,924,963)

NET ASSETS
Beginning of period	303,782,100	307,834,654	343,759,617
End of period(a)	$345,700,023	$303,782,100	$307,834,654
(a) Includes undistributed net investment income of	$694,729	$4,354	$144,542

See Notes to Financial Statements.

154	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$5,388,643	$6,634,241	$5,414,957
Net realized gain on investment and foreign currency transactions	28,455,806	23,505,886	62,818,569
Net change in unrealized appreciation/(depreciation) of investments	(11,551,247)	36,230,197	(45,800,873)
Net increase in net assets resulting from operations	22,293,202	66,370,324	22,432,653
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(158)	(16,801)	—
Class T	(11,662)	(6,842,579)	(5,359,256)
Total dividends from net investment income	(11,820)	(6,859,380)	(5,359,256)
Distributions from net realized gains
Class R	(131,354)	(55,232)	—
Class T	(4,454,447)	(45,586,619)	(49,641,032)
Total distributions from net realized gains	(4,585,801)	(45,641,851)	(49,641,032)
Fund share transactions (Note 6)
Net proceeds from shares sold	51,636,755	33,860,437	40,152,956
Net asset value of shares issued in reinvestment of dividends and distributions	4,449,727	51,052,050	54,877,512
Cost of shares reacquired	(65,229,218)	(65,730,095)	(85,622,845)
Net increase (decrease) in net assets from Trust share transactions	(9,142,736)	19,182,392	9,407,623
Total increase (decrease)	8,552,845	33,051,485	(23,160,012)

NET ASSETS
Beginning of period	395,304,974	362,253,489	385,413,501
End of period(a)	$403,857,819	$395,304,974	$362,253,489
(a) Includes undistributed net investment income of	$5,375,999	$—	$446,270

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	155

Statement of Changes in Net Assets (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(103,564)	$(546,575)	$(892,211)
Net realized gain on investment and foreign currency transactions	14,306,538	9,674,494	11,287,884
Net change in unrealized appreciation/(depreciation) of investments	4,249,382	1,412,805	(4,638,598)
Net increase in net assets resulting from operations	18,452,356	10,540,724	5,757,075
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—	—
Class T	—	—	—
Total dividends from net investment income	—	—	—
Distributions from net realized gains
Class R	—	—	—
Class T	—	—	—
Total distributions from net realized gains	—	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	19,225,054	9,893,507	13,851,396
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	—
Cost of shares reacquired	(24,425,908)	(26,479,801)	(34,999,953)
Net increase (decrease) in net assets from Trust share transactions	(5,200,854)	(16,586,294)	(21,148,557)
Total increase (decrease)	13,251,502	(6,045,570)	(15,391,482)

NET ASSETS
Beginning of period	137,320,203	143,365,773	158,757,255
End of period	$150,571,705	$137,320,203	$143,365,773

See Notes to Financial Statements.

156	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$4,679,758	$3,391,202	$2,032,694
Net realized gain on investment and foreign currency transactions	23,143,964	20,421,271	55,992,751
Net change in unrealized appreciation/(depreciation) of investments	4,061,065	22,620,529	(34,236,849)
Net increase in net assets resulting from operations	31,884,787	46,433,002	23,788,596
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,204)	(2,938)	—
Class T	(86,616)	(3,240,682)	(1,786,572)
Total dividends from net investment income	(87,820)	(3,243,620)	(1,786,572)
Distributions from net realized gains
Class R	(28,734)	(21,073)	—
Class T	(2,066,213)	(23,263,451)	(54,378,098)
Total distributions from net realized gains	(2,094,947)	(23,284,524)	(54,378,098)
Trust share transactions (Note 6)
Net proceeds from shares sold	141,295,801	70,560,051	52,707,779
Net asset value of shares issued in reinvestment of dividends and distributions	2,136,118	26,049,122	55,249,127
Cost of shares reacquired	(68,119,851)	(53,840,672)	(62,042,254)
Net increase in net assets from Trust share transactions	75,312,068	42,768,501	45,914,652
Total increase	105,014,088	62,673,359	13,538,578

NET ASSETS
Beginning of period	321,788,187	259,114,828	245,576,250
End of period(a)	$426,802,275	$321,788,187	$259,114,828
(a) Includes undistributed net investment income of	$4,666,593	$74,655	$281,690

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	157

Statement of Changes in Net Assets (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$6,252,994	$4,297,701	$3,438,526
Net realized gain on investment and foreign currency transactions	34,424,705	24,653,943	42,374,057
Net change in unrealized appreciation/(depreciation) of investments	25,957,209	34,431,991	(16,151,609)
Net increase in net assets resulting from operations	66,634,908	63,383,635	29,660,974
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	(10,046)	—
Class T	—	(4,341,675)	(4,548,361)
Total dividends from net investment income	—	(4,351,721)	(4,548,361)
Distributions from net realized gains
Class R	(95,559)	(59,614)	—
Class T	(2,748,871)	(21,810,241)	(10,649,422)
Total distributions from net realized gains	(2,844,430)	(21,869,855)	(10,649,422)
Trust share transactions (Note 6)
Net proceeds from shares sold	35,839,930	18,172,375	23,896,686
Net asset value of shares issued in reinvestment of dividends and distributions	2,840,246	26,171,927	15,191,553
Cost of shares reacquired	(48,618,589)	(44,614,358)	(50,701,115)
Net decrease in net assets from Trust share transactions	(9,938,413)	(270,056)	(11,612,876)
Total increase	53,852,065	36,892,003	2,850,315

NET ASSETS
Beginning of period	270,042,152	233,150,149	230,299,834
End of period(a)	$323,894,217	$270,042,152	$233,150,149
(a) Includes undistributed net investment income of	$5,525,097	$91,087	$200,879

See Notes to Financial Statements.

158	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	INTERNATIONAL BOND PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$787,268	$955,814	$753,696
Net realized gain (loss) on investment and foreign currency transactions	(1,394,369)	(1,991,293)	5,456,058
Net change in unrealized appreciation/(depreciation) of investments	1,116,661	1,878,242	(4,599,975)
Net increase in net assets resulting from operations	509,560	842,763	1,609,779
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—	—
Class T	—	(1,301,423)	(822,648)
Total dividends from net investment income	—	(1,301,423)	(822,648)
Distributions from net realized gains
Class R	—	—	—
Class T	—	(54,720)	(33,394)
Total distributions from net realized gains	—	(54,720)	(33,394)
Trust share transactions (Note 6)
Net proceeds from shares sold	5,021,348	6,238,031	8,080,019
Net asset value of shares issued in reinvestment of dividends and distributions	—	1,352,078	855,615
Cost of shares reacquired	(7,464,640)	(9,043,897)	(11,682,782)
Net decrease in net assets from Trust share transactions	(2,443,292)	(1,453,788)	(2,747,148)
Total decrease	(1,933,732)	(1,967,168)	(1,993,411)

NET ASSETS
Beginning of period	40,944,422	42,911,590	44,905,001
End of period	$39,010,690	$40,944,422	$42,911,590

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	159

Statement of Changes in Net Assets (continued)

	TOTAL RETURN BOND PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$6,915,120	$6,855,661	$6,315,677
Net realized gain (loss) on investment and foreign currency transactions	1,793,335	(1,419,510)	246,826
Net change in unrealized appreciation/(depreciation) of investments	2,457,208	1,279,692	(2,230,248)
Net increase in net assets resulting from operations	11,165,663	6,715,843	4,332,255
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(335,215)	(4,293)	—
Class T	(6,447,129)	(6,978,878)	(6,859,355)
Total dividends from net investment income	(6,782,344)	(6,983,171)	(6,859,355)
Distributions from net realized gains
Class R	—	—	—
Class T	—	—	(1,294,402)
Total distributions from net realized gains	—	—	(1,294,402)
Trust share transactions (Note 6)
Net proceeds from shares sold	58,081,933	34,223,538	35,616,451
Net asset value of shares issued in reinvestment of dividends and distributions	6,377,803	6,956,225	8,147,528
Cost of shares reacquired	(30,567,391)	(33,930,307)	(56,755,679)
Net increase (decrease) in net assets from Trust share transactions	33,892,345	7,249,456	(12,991,700)
Total increase (decrease)	38,275,664	6,982,128	(16,813,202)

NET ASSETS
Beginning of period	168,657,099	161,674,971	178,488,173
End of period(a)	$206,932,763	$168,657,099	$161,674,971
(a) Includes undistributed net investment income of	$—	$—	$2,030,789

See Notes to Financial Statements.

160	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$9,252,160	$10,529,630	$9,692,301
Net realized loss on investment and foreign currency transactions	(2,196,606)	(1,401,616)	(1,215,215)
Net change in unrealized appreciation/(depreciation) of investments	4,916,950	611,499	(3,164,852)
Net increase in net assets resulting from operations	11,972,504	9,739,513	5,312,234
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—	—
Class T	(9,048,043)	(11,077,415)	(10,131,526)
Total dividends from net investment income	(9,048,043)	(11,077,415)	(10,131,526)
Distributions from net realized gains
Class R	—	—	—
Class T	—	—	(128,653)
Total distributions from net realized gains	—	—	(128,653)
Trust share transactions (Note 6)
Net proceeds from shares sold	26,040,464	92,017,701	40,116,845
Net asset value of shares issued in reinvestment of dividends and distributions	8,698,808	11,032,073	10,256,072
Cost of shares reacquired	(49,463,890)	(118,666,524)	(81,229,652)
Net decrease in net assets from Trust share transactions	(14,724,618)	(15,616,750)	(30,856,735)
Total decrease	(11,800,157)	(16,954,652)	(35,804,680)

NET ASSETS
Beginning of period	245,222,974	262,177,626	297,982,306
End of period(a)	$233,422,817	$245,222,974	$262,177,626
(a) Includes undistributed net investment income of	$315,759	—	—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	161

Statement of Changes in Net Assets (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,086,189	$3,457,380	$4,407,891
Net realized loss on investment and foreign currency transactions	(647,569)	(1,301,653)	(40,466)
Net change in unrealized appreciation/(depreciation) of investments	440,895	711,699	(2,391,039)
Net increase in net assets resulting from operations	2,879,515	2,867,426	1,976,386
Dividends and Distributions (Note 1)
Dividends from net investment income	(2,967,417)	(3,765,517)	(4,564,729)
Tax return of capital	(225,427)	—	—
Total dividends and distributions	(3,192,844)	(3,765,517)	(4,564,729)
Trust share transactions (Note 6)
Net proceeds from shares sold	7,731,632	6,808,481	7,499,428
Net asset value of shares issued in reinvestment of dividends and distributions	3,073,764	3,754,874	4,564,729
Cost of shares reacquired	(12,382,142)	(16,389,625)	(23,076,242)
Net decrease in net assets from Trust share transactions	(1,576,746)	(5,826,270)	(11,012,085)
Total decrease	(1,890,075)	(6,724,361)	(13,600,428)

NET ASSETS
Beginning of period	75,470,843	82,195,204	95,795,632
End of period(a)	$73,580,768	$75,470,843	$82,195,204
(a) Includes undistributed net investment income of	$167,509	$—	$—

See Notes to Financial Statements.

162	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Ten Months Ended October 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,522,242	$2,038,607	$1,738,551
Net realized gain (loss) on investment and foreign currency transactions	2,497	(2,491)	—
Net increase (decrease) in net assets resulting from operations	2,524,739	2,036,116	1,738,551
Dividends and Distributions (Note 1)
Dividends from net investment income	(2,522,242)	(2,026,702)	(1,747,870)
Trust share transactions (Note 6)(b)
Net proceeds from shares sold	72,192,472	21,507,914	43,342,523
Net asset value of shares issued in reinvestment of dividends and distributions	2,433,906	2,015,845	1,746,159
Cost of shares reacquired	(54,836,645)	(33,465,781)	(62,061,743)
Net increase (decrease) in net assets from Trust share transactions	19,789,733	(9,942,022)	(16,973,061)
Total increase (decrease)	19,792,230	(9,932,608)	(16,982,380)

NET ASSETS
Beginning of period	47,274,826	57,207,434	74,189,814
End of period(a)	$67,067,056	$47,274,826	$57,207,434
(a) Includes undistributed net investment income of	$2,586	$2,586	$—
(b) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	163

Statement of Cash Flows

For The Ten Months Ended October 31, 2007

MORTGAGE BACKED SECURITIES PORTFOLIO

INCREASE (DECREASE) IN CASH
Cash flows provided from operating activities:
Interest and dividends received	$4,174,037
Operating expenses paid	(469,777)
Interest expenses paid	(663,471)
Purchases of long-term portfolio investments	(299,026,953)
Proceeds from disposition of short-term portfolio investments	13,084,872
Proceeds from disposition of long-term portfolio investments	268,469,990
Net proceeds from cover of short sales	11,749,391
Increase in other assets	3,815
Net cash provided from operating activities	(2,678,096)
Cash flows from financing activities:
Net proceeds from reverse repurchase agreement transactions	7,292,000
Cash dividends paid	(5,423)
Proceeds from shares sold	7,737,367
Payment of shares redeemed	(12,345,848)
Net cash provided by financing activities	2,678,096
Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	$—

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$2,879,515
Change in investments	11,662,763
Net realized loss on investments	647,569
Net increase in unrealized appreciation on investments	(440,895)
Change in receivable for investments sold	(28,459,861)
Change in interest receivable	(55,929)
Change in other assets	3,815
Change in payable for investments purchased	11,074,398
Change in accrued expenses and other liabilities	10,529
Total adjustments	(5,557,611)

NET CASH PROVIDED FROM OPERATING ACTIVITIES	$(2,678,096)

See Notes to Financial Statements.

164	THE TARGET PORTFOLIO TRUST

Notes to Financial Statements

The TARGET Portfolio Trust (the ‘Trust’) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.

The Trust’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends October 31. This change should have no impact on the way the Trust is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•

Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•	International Bond Portfolio—high total return through investment primarily in high-quality, foreign debt securities;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

•

U.S. Government Money Market Portfolio—maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

THE TARGET PORTFOLIO TRUST	165

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of October 31, 2007, Large Capitalization Growth Portfolio and International Equity Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Certain Portfolios held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities, except for the U.S. Government Money Market Portfolio, which may hold up to 10% of its net assets in illiquid securities.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities within the Federal Reserve System).

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost

166	THE TARGET PORTFOLIO TRUST

method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost.

Short-term debt securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. The Large Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage-Backed Securities Portfolio and Total Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

THE TARGET PORTFOLIO TRUST	167

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio and Total Return Bond Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.

Options: The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to options. The International Equity Portfolio, the International Bond Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options.

168	THE TARGET PORTFOLIO TRUST

Short Sales: Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security, it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales. The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage-Backed Securities Portfolio may enter into short sales.

Swap Agreements: Certain Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The Portfolios may enter into swap agreements as the protection buyer or the protection seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reported in the Statements of Assets and Liabilities.

Securities Lending: The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

THE TARGET PORTFOLIO TRUST	169

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income daily and pays such dividends monthly. All other Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes

170	THE TARGET PORTFOLIO TRUST

recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the advisors of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the advisers, as PI deems appropriate. In order to maintain an approximate allocation between the advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each subadvisor’s share of Portfolio assets may occur to account for market fluctuations.

Portfolio	Adviser
Large Capitalization Growth	Goldman Sachs Asset Management LLP and Marsico Capital Management, LLC
Large Capitalization Value	J.P. Morgan Investment Management, Inc., Hotchkis & Wiley Capital Management, LLC and NFJ Investment Group L.P.
Small Capitalization Growth	Transamerica Investment Management, LLC and RS Investment Management, L.P.
Small Capitalization Value	NFJ Investment Group L.P., EARNEST Partners, LLC, Lee Munder Investments Limited, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
International Bond, Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities and U.S. Government Money Market	Wellington Management Company, LLP

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
International Bond	0.50%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%
U.S. Government Money Market	0.25%

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class T and Class R shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to plan of distribution (the “Class R Plan”),

THE TARGET PORTFOLIO TRUST	171

regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class T shares of the Trust.

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to .75 of 1% of the average daily net assets of the Class R shares. For the ten months ended October 31, 2007, PIMS has contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

For the ten months ended October 31, 2007, the amount of brokerage commissions earned by Prudential Equity Group, LLC, (“PEG”), an indirect, wholly-owned subsidiary of Prudential, from portfolio transactions executed on behalf of the Portfolios were as follows:

Portfolio	PEG
Large Capitalization Value	$3,266
Small Capitalization Value	136

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the ten months ended October 31, 2007 and the year ended December 31, 2006, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	2007	2006
Large Capitalization Growth	$44,800	$7,412
Large Capitalization Value	30,400	768
Small Capitalization Growth	121,885	12,341
Small Capitalization Value	139,300	515

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

172	THE TARGET PORTFOLIO TRUST

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the ten months ended October 31, 2007, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$252,936,491	$256,780,540
Large Capitalization Value	191,775,227	195,554,843
Small Capitalization Growth	119,681,046	122,817,471
Small Capitalization Value	224,225,683	123,539,324
International Equity	106,182,570	113,671,580
International Bond	88,762,686	86,032,093
Total Return Bond	88,508,220	13,369,263
Intermediate-Term Bond	101,207,811	9,880,872
Mortgage Backed Securities	8,407,157	3,829,081

Transactions in options written during the ten months ended October 31, 2007, were as follows:

	Intermediate-Term Bond		International Bond
	Number of Contracts/Notional Amount (000)	Premium Received	Number of Contracts/Notional Amount (000)	Premium Received
Options outstanding at December 31, 2006	2,000	$30,215	5,100	$27,838
Written options	800	4,074	1,600	4,948
Written swap options	7,700	73,896	19,200	263,572
Expired options	—	—	(1,600)	(4,948)
Expired swap options	(2,000)	(30,215)	—	—
Closed Currency Option	—		(300)	(1,618)
Closed options	—	—	(3,100)	(10,138)
Closed swap options	—	—	(2,000)	(17,700)

Options outstanding at October 31, 2007	8,500	$77,970	18,900	$261,954

	Total Return Bond		Mortgage Backed Securities
	Number of Contracts/Notional Amount (000)	Premium Received	Number of Contracts/Notional Amount (000)	Premium Received
Options outstanding at December 31, 2006	15,000	$165,270	2,000	$11,900
Written options	9,000	73,208	—	—
Written swap options	49,800	923,820	800	147,900
Written Currency Option	2,400	18,840	—	—
Expired swap options	(5,200)	(59,920)	(2,000)	(11,900)
Closed swap options	(5,800)	(47,560)	(800)	(147,900)

Options outstanding at October 31, 2007	65,200	$1,073,658	—	$—

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Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income or loss and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income or loss and accumulated net realized gain or loss on investments.

For the fiscal period ended October 31, 2007 the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Gain (Loss) on Investments	Paid-In Capital In Excess of Par
Large Capitalization Growth(a)	$(1,036)	$1,036	$—
Small Capitalization Growth(b)	104,036	—	(104,036)
International Equity(a)	(818,984)	818,984	—
International Bond(a),(b),(c),(f)	887,322	1,016,043	(1,903,365)
Total Return Bond(a),(c),(e),(f)	288,015	(204,800)	(83,215)
Intermediate-Term Bond(a),(c),(d),(f)	626,729	(626,729)	—
Mortgage Backed Securities(c),(e),(f)	60,860	(60,860)	—

(a)	Reclassification of net foreign currency gain (loss).
(b)	Reclassification of net operating loss.
(c)	Reclassification of swap income.
(d)	Reclassification due to other adjustments.
(e)	Reclassification of return of capital distribution or overdistribution of income.
(f)	Reclassification of paydowns.

Net investment income or loss, net realized gains or losses and net assets were not affected by these adjustments.

For the fiscal period ended October 31, 2007, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets was as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Large Capitalization Growth	$17,019	$2,704,762	—	$2,721,781
Large Capitalization Value	1,201,237	3,396,384	—	4,597,621
Small Capitalization Value	704,299	1,478,468	—	2,182,767
International Equity	12,922	2,831,508	—	2,844,430
Total Return Bond	6,782,344	—	—	6,782,344
Intermediate-Term Bond	9,048,043	—	—	9,048,043
Mortgage Backed Securities	2,967,417	—	$225,427	3,192,844
U.S. Government Money Market	2,522,242	—	—	2,522,242

174	THE TARGET PORTFOLIO TRUST

For the year ended December 31, 2006, the tax character of dividends and distributions paid as reflected in the Statement of Changes in Net Assets was as follows:

	Ordinary Income	Long-Term Capital Gains	Total Distributions
Large Capitalization Growth	$3,659,700	$6,600,431	$10,260,131
Large Capitalization Value	16,962,108	35,539,123	52,501,231
Small Capitalization Value	7,979,767	18,548,377	26,528,144
International Equity	13,141,483	13,080,093	26,221,576
International Bond	1,301,561	54,582	1,356,143
Total Return Bond	6,983,171	—	6,983,171
Intermediate-Term Bond	11,077,415	—	11,077,415
Mortgage Backed Securities	3,765,517	—	3,765,517
U.S. Government Money Market	2,026,702	—	2,026,702

For the year ended December 31, 2005, the tax character of distributions paid, as reflected in the Statement of Changes in Net Assets were:

Portfolio	Ordinary Income	Long-Term Capital Gains	Total Distributions
Large Capitalization Growth	$424,776	$44,003,589	$44,428,365
Large Capitalization Value	12,089,901	42,910,387	55,000,288
Small Capitalization Value	6,235,673	49,928,997	56,164,670
International Equity	5,329,479	9,868,304	15,197,783
International Bond	832,969	23,073	856,042
Total Return Bond	6,859,355	1,294,402	8,153,757
Intermediate-Term Bond	10,159,553	100,626	10,260,179
Mortgage Backed Securities	4,564,729	—	4,564,729
U.S. Government Money Market	1,747,870	—	1,747,870

For federal income tax purposes, dividends from net investment income and distributions from short-term capital gains are taxable as ordinary income. Long-term capital gain distributions are taxable as such.

As of October 31, 2007, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Large Capitalization Growth	$2,336,230	$17,103,313
Large Capitalization Value	12,909,154	21,256,591
Small Capitalization Value	12,340,361	15,670,625
International Equity	17,160,914	23,511,024
Intermediate-Term Bond	1,380,873	—
U.S. Government Money Market	96,067	—

This differs from the amounts shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

THE TARGET PORTFOLIO TRUST	175

For federal income tax purposes, certain Portfolios had capital loss carryforwards as of October 31, 2007 of approximately:

	Expiring October 31
	2008	2009	2010	2011	2012	2013	2014	2015	Total
Small Capitalization Growth	$—	$—	$3,809,000	$6,731,000	$—	$—	$—	$—	$10,540,000
International Bond	—	—	—	—	—	—	—	739,000	739,000
Total Return Bond	—	—	—	—	—	—	293,000	—	293,000
Intermediate-Term Bond	—	—	—	—	—	2,994,000	1,132,000	351,000	4,477,000
Mortgage Backed Securities	384,000	—	—	970,000	255,000	65,000	1,665,000	900,000	4,239,000
U.S. Government Money Market	—	—	—	—	—	—	400	—	400

Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards.

Prior year capital loss carryforwards were used to offset net taxable capital gains realized in the fiscal period ended October 31, 2007 approximately as follows:

Small Capitalization Growth	$14,249,000
Total Return Bond	603,000
U.S. Government Money Market	2,000

176	THE TARGET PORTFOLIO TRUST

The federal income tax basis of the Portfolio’s investments and the net unrealized appreciation (depreciation) as of October 31, 2007 was as follows:

	Tax Basis of Investments	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Cost Basis Adjustments	Total Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth	$307,440,671	$78,961,153	$(5,547,630)	$73,413,523	$91	$73,413,614
Large Capitalization Value	378,963,591	84,039,896	(15,685,689)	68,354,207	—	68,354,207
Small Capitalization Growth	187,385,531	33,167,879	(7,565,902)	25,601,977	—	25,601,977
Small Capitalization Value	553,220,137	93,954,784	(26,318,315)	67,636,469	—	67,636,469
International Equity	233,058,516	94,995,436	(4,992,073)	90,003,363	118,714	90,122,077
International Bond	65,450,098	4,268,547	(919,265)	3,349,282	(226,476)	3,122,806
Total Return Bond	263,597,468	2,933,398	(1,615,473)	1,317,925	1,284,619	2,602,544
Intermediate-Term Bond	293,385,578	3,365,089	(3,015,784)	349,305	220,953	570,258
Mortgage Backed Securities	112,681,058	1,229,972	(808,246)	421,726	59,501	481,227

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales and tax adjustments due to investments in real estate investment trusts. The other cost basis adjustments are primarily attributable to appreciation (depreciation) on written options, futures, swaps, short sales, forward currency contracts and mark to market of receivables and payables.

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	CLASS R*		CLASS T
	SHARES	AMOUNT	SHARES	AMOUNT
Large Capitalization Growth
Ten months ended October 31, 2007
Sold	1,936,247	$31,128,370	760,946	$12,119,773
Reinvested	6,279	100,339	163,483	2,619,004
Redeemed	(255,760)	(4,158,285)	(2,722,116)	(43,743,919)

Net Increase/(Decrease)	1,686,766	$27,070,424	(1,797,687)	$(29,005,142)

Year Ended December 31, 2006:
Sold	148,623	$2,275,424	1,536,968	$22,733,562
Reinvested	1,582	24,269	679,204	10,216,657
Redeemed	(5,492)	(82,668)	(3,621,818)	(53,803,085)

Net Increase/(Decrease)	144,713	$2,217,025	(1,405,646)	$(20,852,866)

THE TARGET PORTFOLIO TRUST	177

	CLASS R*		CLASS T
	SHARES	AMOUNT	SHARES	AMOUNT
Year Ended December 31, 2005:
Sold	—	$—	1,994,317	$30,635,551
Reinvested	—	—	3,017,201	44,414,354
Redeemed	—	—	(5,542,592)	(85,228,600)

Net Increase/(Decrease)	—	$—	(531,074)	$(10,178,695)

Large Capitalization Value
Ten months ended October 31, 2007
Sold	1,976,397	$31,948,577	1,218,304	$19,688,178
Reinvested	7,861	131,510	257,650	4,318,217
Redeemed	(218,652)	(3,530,088)	(3,805,296)	(61,699,130)

Net Increase/(Decrease)	1,765,606	$28,549,999	(2,329,342)	$(37,692,735)

Year Ended December 31, 2006:
Sold	140,128	$2,221,351	2,045,864	$31,639,086
Reinvested	4,659	72,026	3,416,262	50,980,024
Redeemed	(4,128)	(64,682)	(4,246,426)	(65,665,413)

Net Increase/(Decrease)	140,659	$2,228,695	1,215,700	$16,953,697

Year Ended December 31, 2005:
Sold	—	$—	2,469,433	$40,152,956
Reinvested	—	—	3,561,971	54,877,512
Redeemed	—	—	(5,284,616)	(85,622,845)

Net Increase/(Decrease)	—	$—	746,788	$9,407,623

Small Capitalization Growth
Ten months ended October 31, 2007
Sold	1,002,654	$12,927,092	493,272	$6,297,962
Reinvested	—	—	—	—
Redeemed	(134,481)	(1,748,523)	(1,766,269)	(22,677,385)

Net Increase/(Decrease)	868,173	$11,178,569	(1,272,997)	$(16,379,423)

Year Ended December 31, 2006:
Sold	75,962	$912,750	764,833	$8,980,757
Reinvested	—	—	—	—
Redeemed	(1,857)	(22,490)	(2,245,123)	(26,457,311)

Net Increase/(Decrease)	74,105	$890,260	(1,480,290)	$(17,476,554)

Year Ended December 31, 2005:
Sold	—	$—	1,326,027	$13,851,396
Reinvested	—	—	—	—
Redeemed	—	—	(3,325,226)	(34,999,953)

Net Increase/(Decrease)	—	$—	(1,999,199)	$(21,148,557)

Small Capitalization Value
Ten months ended October 31, 2007
Sold	720,757	$15,410,198	6,056,104	$125,885,603
Reinvested	1,389	29,937	97,463	2,106,181
Redeemed	(83,923)	(1,794,034)	(3,102,154)	(66,325,817)

Net Increase/(Decrease)	638,223	$13,646,101	3,051,413	$61,665,967

178	THE TARGET PORTFOLIO TRUST

	CLASS R*		CLASS T
	SHARES	AMOUNT	SHARES	AMOUNT
Year Ended December 31, 2006:
Sold	53,243	$1,106,981	3,381,311	$69,453,070
Reinvested	1,176	24,004	1,279,367	26,025,118
Redeemed	(2,575)	(53,057)	(2,645,214)	(53,787,615)

Net Increase/(Decrease)	51,844	$1,077,928	2,015,464	$41,690,573

Year Ended December 31, 2005:
Sold	—	$—	2,398,957	$52,707,779
Reinvested	—	—	2,862,304	55,249,127
Redeemed	—	—	(2,853,930)	(62,042,254)

Net Increase/(Decrease)	—	$—	2,407,331	$45,914,652

International Equity
Ten months ended October 31, 2007
Sold	1,431,768	$25,704,541	574,281	$10,135,389
Reinvested	5,384	95,558	154,283	2,744,688
Redeemed	(205,842)	(3,742,756)	(2,517,161)	(44,875,833)

Net Increase/(Decrease)	1,231,310	$22,057,343	(1,788,597)	$(31,995,756)

Year Ended December 31, 2006:
Sold	107,241	$1,751,259	1,056,436	$16,421,116
Reinvested	4,476	69,649	1,676,182	26,102,278
Redeemed	(5,073)	(80,505)	(2,851,896)	(44,533,853)

Net Increase/(Decrease)	106,644	$1,740,403	(119,278)	$(2,010,459)

Year Ended December 31, 2005:
Sold	—	$—	1,809,451	$23,896,686
Reinvested	—	—	1,137,351	15,191,553
Redeemed	—	—	(3,825,186)	(50,701,115)

Net Increase/(Decrease)	—	$—	(878,384)	$(11,612,876)

International Bond
Ten months ended October 31, 2007
Sold	—	$—	610,055	$5,021,348
Reinvested	—	—	—	—
Redeemed	—	—	(905,211)	(7,464,640)

Net Increase/(Decrease)	—	$—	(295,156)	$(2,443,292)

Year Ended December 31, 2006:
Sold	—	$—	763,221	$6,238,031
Reinvested	—	—	171,149	1,352,078
Redeemed	—	—	(1,106,726)	(9,043,897)

Net Increase/(Decrease)	—	$—	(172,356)	$(1,453,788)

Year Ended December 31, 2005:
Sold	—	$—	975,588	$8,080,019
Reinvested	—	—	103,962	855,615
Redeemed	—	—	(1,410,170)	(11,682,782)

Net Increase/(Decrease)	—	$—	(330,620)	$(2,747,148)

THE TARGET PORTFOLIO TRUST	179

	CLASS R*		CLASS T
	SHARES	AMOUNT	SHARES	AMOUNT

Total Return Bond
Ten months ended October 31, 2007
Sold	2,343,516	$24,169,022	3,273,665	$33,912,911
Reinvested	28,530	295,200	585,973	6,082,603
Redeemed	(271,239)	(2,803,157)	(2,685,625)	(27,764,234)

Net Increase/(Decrease)	2,100,807	$21,661,065	1,174,013	$12,231,280

Year Ended December 31, 2006:
Sold	153,639	$1,595,095	3,166,599	$32,628,443
Reinvested	394	4,078	674,025	6,952,147
Redeemed	(8,313)	(86,645)	(3,285,696)	(33,843,662)

Net Increase/(Decrease)	145,720	$1,512,528	554,928	$5,736,928

Year Ended December 31, 2005:
Sold	—	$—	3,374,867	$35,616,451
Reinvested	—	—	774,847	8,147,528
Redeemed	—	—	(5,376,334)	(56,755,679)

Net Increase/(Decrease)	—	$—	(1,226,620)	$(12,991,700)

Intermediate-Term Bond
Ten months ended October 31, 2007
Sold	—	$—	2,586,605	$26,040,464
Reinvested	—	—	857,943	8,698,808
Redeemed	—	—	(4,888,406)	(49,463,890)

Net Increase/(Decrease)	—	$—	(1,443,858)	$(14,724,618)

Year Ended December 31, 2006:
Sold	—	$—	9,121,062	$92,017,701
Reinvested	—	—	1,092,531	11,032,073
Redeemed	—	—	(11,754,425)	(118,666,524)

Net Increase/(Decrease)	—	$—	(1,540,832)	$(15,616,750)

Year Ended December 31, 2005:
Sold	—	$—	3,906,750	$40,116,845
Reinvested	—	—	1,000,697	10,256,072
Redeemed	—	—	(7,912,087)	(81,229,652)

Net Increase/(Decrease)	—	$—	(3,004,640)	$(30,856,735)

Mortgage Backed Securities
Ten months ended October 31, 2007
Sold	—	$—	777,432	$7,731,632
Reinvested	—	—	309,345	3,073,764
Redeemed	—	—	(1,249,976)	(12,382,142)

Net Increase/(Decrease)	—	$—	(163,199)	$(1,576,746)

Year Ended December 31, 2006:
Sold	—	$—	684,692	$6,808,481
Reinvested	—	—	377,117	3,754,874
Redeemed	—	—	(1,647,539)	(16,389,625)

Net Increase/(Decrease)	—	$—	(585,730)	$(5,826,270)

180	THE TARGET PORTFOLIO TRUST

	CLASS R*		CLASS T
	SHARES	AMOUNT	SHARES	AMOUNT
Year Ended December 31, 2005:
Sold	—	$—	729,295	$7,499,428
Reinvested	—	—	446,224	4,564,729
Redeemed	—	—	(2,250,862)	(23,076,242)

Net Increase/(Decrease)	—	$—	(1,075,343)	$(11,012,085)

*	Commencement of Class R shares, August 22, 2006

Note 7. Borrowings

The Trust (excluding U.S. Government Money Market), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Trust pays a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the SCA will be October 24, 2008. For the period October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions.

The following Portfolios utilized the line of credit during the ten months ended October 31, 2007. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at October 31, 2007
Large Capitalization Growth	$960,333	5.72%	6	—
Large Capitalization Value	1,363,846	5.52%	13	—
Small Capitalization Growth	520,000	5.72%	7	—
International Equity	501,622	5.72%	74	—

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

The average daily balance of reverse repurchase agreements outstanding during the ten months ended October 31, 2007 in the Mortgage Backed Securities Portfolio was approximately $14,095,300 at a weighted average interest rate of approximately 5.35%. The average daily balance is for the number of days the Portfolio had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was approximately $25,986,000 as of October 31, 2007, which was 15% of total assets.

THE TARGET PORTFOLIO TRUST	181

Note 8. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

182	THE TARGET PORTFOLIO TRUST

Financial Highlights

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.31		$14.32
Income (loss) from investment operations
Net investment income (loss)	(.02)		.03
Net realized and unrealized gain on investments	2.31		1.30
Total from investment operations	2.29		1.33
Less dividends and distributions
Dividends from net investment income	—		(.05)
Distributions from net realized gains	(.14)		(.29)
Total dividends and distributions	(.14)		(.34)
Net asset value, end of period	$17.46		$15.31

TOTAL RETURN(a)	14.95%		9.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$31,982		$2,216
Average net assets (000)	$14,059		$429
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.18	%(c)	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.68	%(c)	.75	%(c)
Net investment income (loss)	(.14	%)(c)	.28	%(c)
Portfolio turnover rate	81	%(d)	69	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	183

Financial Highlights (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Ten Months Ended October 31, 2007(e)(f)		Class T
			Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.33		$14.60	$15.90	$15.39	$11.03	$16.15
Income (loss) from investment operations
Net investment income (loss)	.04		.08	.03	.07	(.01)	(.01)
Net realized and unrealized gain (loss) on investments	2.32		1.18	1.06	.51	4.37	(5.11)
Total from investment operations	2.36		1.26	1.09	.58	4.36	(5.12)
Less dividends and distributions
Dividends from net investment income	—	(d)	(.09)	(.02)	(.07)	—	—
Distributions from net realized gains	(.14)		(.44)	(2.37)	—	—	—
Total distributions	(.14)		(.53)	(2.39)	(.07)	—	—
Net asset value, end of period	$17.55		$15.33	$14.60	$15.90	$15.39	$11.03

TOTAL RETURN(a)	15.41%		8.67%	6.74%	3.78%	39.53%	(31.70%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$313,718		$301,566	$307,835	$343,760	$348,385	$243,748
Average net assets (000)	$303,340		$299,597	$310,710	$345,413	$290,985	$297,189
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.68	%(b)	.75%	.76%	.77%	.84%	.81%
Expenses, excluding distribution and service (12b-1) fees	.68	%(b)	.75%	.76%	.77%	.84%	.81%
Net investment income (loss)	.29	%(b)	.51%	.18%	.45%	(.09)%	(.11)%
Portfolio turnover rate	81	%(c)	69%	246%	76%	49%	66%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

184	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.60		$15.07
Income (loss) from investment operations
Net investment income	.15		.08
Net realized and unrealized gain on investments	.67		1.48
Total from investment operations	.82		1.56
Less dividends and distributions
Dividends from net investment income	—	(f)	(.24)
Distributions from net realized gains	(.18)		(.79)
Total dividends and distributions	(.18)		(1.03)
Net asset value, end of period	$16.24		$15.60

TOTAL RETURN(a)	5.24%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$30,958		$2,194
Average net assets (000)	$14,046		$445
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.19	%(c)	1.22	%(c)
Expenses, excluding distribution and service (12b-1) fees	.69	%(c)	.72	%(c)
Net investment income	1.13	%(c)	1.69	%(c)
Portfolio turnover rate	48	%(d)	44	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	185

Financial Highlights (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Ten Months Ended October 31, 2007(e)(f)		Class T
			Year Ended December 31,
			2006(e)	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.60		$15.11	$16.59	$14.13	$10.49	$12.45
Income (loss) from investment operations
Net investment income	.22		.28	.25	.21	.17	.18
Net realized and unrealized gain (loss) on investments	.67		2.45	.80	2.45	3.64	(1.85)
Total from investment operations	.89		2.73	1.05	2.66	3.81	(1.67)
Less dividends and distributions
Dividends from net investment income	—	(d)	(.29)	(.25)	(.20)	(.17)	(.17)
Distributions from net realized gains	(.18)		(1.95)	(2.28)	—	—	(.12)
Total dividends and distributions	(.18)		(2.24)	(2.53)	(.20)	(.17)	(.29)
Net asset value, end of period	$16.31		$15.60	$15.11	$16.59	$14.13	$10.49

TOTAL RETURN(a)	5.70%		19.34%	6.50%	18.87%	36.38%	(13.57%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$372,900		$393,111	$362,253	$385,414	$316,131	$229,626
Average net assets (000)	$392,564		$371,251	$366,301	$346,319	$253,653	$253,096
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.69	%(b)	.72%	.74%	.74%	.80%	.80%
Expenses, excluding distribution and service (12b-1) fees	.69	%(b)	.72%	.74%	.74%	.80%	.80%
Net investment income	1.61	%(b)	1.79%	1.48%	1.43%	1.50%	1.49%
Portfolio turnover rate	48	%(c)	44%	90%	47%	56%	56%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

186	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.12		$11.04
Income (loss) from investment operations
Net investment loss	(.06)		—	(c)
Net realized and unrealized gain on investments	1.67		1.08
Total from investment operations	1.61		1.08
Net asset value, end of period	$13.73		$12.12

TOTAL RETURN(a)	13.28%		9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$12,942		$898
Average net assets (000)	$5,725		$186
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(f)	1.28	%(d)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.78	%(d)	.84	%(d)
Net investment loss	(.56	)%(d)	(.05	)%(d)
Portfolio turnover rate	87	%(e)	96	%(e)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.
(f)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	187

Financial Highlights (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Ten Months Ended October 31, 2007(d)(e)		Class T
			Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.14		$11.28	$10.79	$9.38	$7.05	$10.56
Income (loss) from investment operations
Net investment loss	(.01)		(.05)	(.07)	(.06)	(.06)	(.06)
Net realized and unrealized gain (loss) on investments	1.69		.91	.56	1.47	2.39	(3.45)
Total from investment operations	1.68		.86	.49	1.41	2.33	(3.51)
Net asset value, end of period	$13.82		$12.14	$11.28	$10.79	$9.38	$7.05

TOTAL RETURN(a)	13.84%		7.62%	4.54%	15.03%	33.05%	(33.24%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$137,630		$136,422	$143,366	$158,757	$140,251	$100,868
Average net assets (000)	$136,851		$140,489	$144,034	$146,717	$116,632	$122,299
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.78	%(b)	.84%	.91%	.90%	1.03%	.99%
Expenses, excluding distribution and service (12b-1) fees	.78	%(b)	.84%	.91%	.90%	1.03%	.99%
Net investment loss	(.07	)%(b)	(.39)%	(.62)%	(.58)%	(.80)%	(.74)%
Portfolio turnover rate	87	%(c)	96%	147%	107%	235%	153%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

188	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.46		$20.05
Income from investment operations
Net investment income	.13		.14
Net realized and unrealized gain on investments	1.42		1.74
Total from investment operations	1.55		1.88
Less dividends and distributions
Dividends from net investment income	—	(f)	(.18)
Distributions from net realized gains	(.11)		(1.29)
Total dividends and distributions	(.11)		(1.47)
Net asset value, end of period	$21.90		$20.46

TOTAL RETURN(a)	7.55%		9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$15,112		$1,061
Average net assets (000)	$6,828		$217
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.23	%(c)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.73	%(c)	.80	%(c)
Net investment income	.73	%(c)	1.37	%(c)
Portfolio turnover rate	32	%(d)	36	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	189

Financial Highlights (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Ten Months Ended October 31, 2007(e)(f)		Class T
			Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.47		$18.98	$21.84	$18.78	$13.23	$17.54
Income (loss) from investment operations
Net investment income	.25		.23	.18	.17	.03	.04
Net realized and unrealized gain (loss) on investments	1.39		3.09	2.06	4.27	6.18	(1.41)
Total from investment operations	1.64		3.32	2.24	4.44	6.21	(1.37)
Less dividends and distributions
Dividends from net investment income	—	(d)	(.22)	(.16)	(.17)	(.03)	(.04)
Distributions from net realized gains	(.11)		(1.61)	(4.94)	(1.21)	(.63)	(2.90)
Total distributions	(.11)		(1.83)	(5.10)	(1.38)	(.66)	(2.94)
Net asset value, end of period	$22.00		$20.47	$18.98	$21.84	$18.78	$13.23

TOTAL RETURN(a)	8.04%		17.72%	10.10%	24.02%	47.10%	(8.48%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$411,690		$320,728	$259,115	$245,576	$205,989	$147,930
Average net assets (000)	$403,020		$290,505	$249,661	$218,487	$161,025	$167,945
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.73	%(b)	.80%	.79%	.82%	.93%	.88%
Expenses, excluding distribution and service (12b-1) fees	.73	%(b)	.80%	.79%	.82%	.93%	.88%
Net investment income	1.38	%(b)	1.17%	.81%	.86%	.15%	.23%
Portfolio turnover rate	32	%(c)	36%	118%	22%	89%	95%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

190	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.21		$16.09
Income (loss) from investment operations
Net investment income	.33		.16
Net realized and unrealized gain on investments	3.68		1.66
Total from investment operations	4.01		1.82
Less dividends and distributions
Dividends from net investment income	—		(.25)
Distributions from net realized gains	(.18)		(1.45)
Total dividends and distributions	(.18)		(1.70)
Net asset value, end of period	$20.04		$16.21

TOTAL RETURN(a)	24.85%		11.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$26,811		$1,728
Average net assets (000)	$11,612		$346
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.33	%(c)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)	.93	%(c)
Net investment income	2.20	%(c)	.39	%(c)
Portfolio turnover rate	37	%(d)	41	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	191

Financial Highlights (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Ten Months Ended October 31, 2007(e)(f)		Class T
			Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.22		$13.99	$13.13	$11.53	$9.07	$10.10
Income (loss) from investment operations
Net investment income	.39		.29	.22	.15	.16	.11
Net realized and unrealized gain (loss) on investments	3.70		3.68	1.59	1.59	2.43	(1.14)
Total from investment operations	4.09		3.97	1.81	1.74	2.59	(1.03)
Less dividends and distributions
Dividends from net investment income	—		(.29)	(.28)	(.14)	(.13)	— (b)
Distributions from net realized gains	(.18)		(1.45)	(.67)	—	—	—
Total dividends and distributions	(.18)		(1.74)	(.95)	(.14)	(.13)	— (b)
Net asset value, end of period	$20.13		$16.22	$13.99	$13.13	$11.53	$9.07

TOTAL RETURN(a)	25.33%		29.02%	14.12%	15.23%	28.76%	(10.17%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$297,083		$268,314	$233,150	$230,300	$191,909	$140,392
Average net assets (000)	$277,744		$248,571	$221,543	$209,378	$153,435	$150,249
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.83	%(c)	.93%	.99%	1.00%	1.07%	1.09%
Expenses, excluding distribution and service (12b-1) fees	.83	%(c)	.93%	.99%	1.00%	1.07%	1.09%
Net investment income	2.61	%(c)	1.73%	1.55%	1.27%	1.69%	1.17%
Portfolio turnover rate	37	%(d)	41%	123%	59%	47%	55%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

192	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	INTERNATIONAL BOND PORTFOLIO
	Ten Months Ended October 31, 2007(d)		Class T
			Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.22		$8.33	$8.19	$8.45	$8.83	$7.46
Income (loss) from investment operations
Net investment income	.14		.19	.03	.26	.21	.15
Net realized and unrealized gain (loss) on investments	(.03)		(.03)	.27	.05	.26	1.33
Total from investment operations	.11		.16	.30	.31	.47	1.48
Less dividends and distributions
Dividends from net investment income	—		(.26)	(.15)	(.48)	(.84)	(.11)
Distributions from net realized gains	—		(.01)	(.01)	(.09)	(.01)	—
Total dividends distributions	—		(.27)	(.16)	(.57)	(.85)	(.11)
Net asset value, end of period	$8.33		$8.22	$8.33	$8.19	$8.45	$8.83

TOTAL RETURN(a)	1.34%		1.84%	3.95%	3.71%	5.31%	20.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$39,011		$40,944	$42,912	$44,905	$38,553	$27,648
Average net assets (000)	$39,934		$41,174	$44,072	$43,199	$32,992	$22,022
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.08	%(b)	1.19%	1.51%	1.49%	1.51%	1.69%
Expenses, excluding distribution and service (12b-1) fees	1.08	%(b)	1.19%	1.51%	1.49%	1.51%	1.69%
Net investment income	2.37	%(b)	2.32%	1.71%	2.15%	1.88%	1.88%
Portfolio turnover rate	595	%(c)	323%	223%	169%	235%	238%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	193

Financial Highlights (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.31		$10.31
Income (loss) from investment operations
Net investment income	.33		.12
Net realized and unrealized gain on investments	.24		.01
Total from investment operations	.57		.13
Less dividends and distributions
Dividends from net investment income	(.34)		(.13)
Distributions from net realized gains	—		—
Total dividends and distributions	(.34)		(.13)
Net asset value, end of period	$10.54		$10.31

TOTAL RETURN(a)	5.63%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$23,670		$1,503
Average net assets (000)	$10,429		$246
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees(e)	1.14	%(c)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)	.68	%(c)
Net investment income	3.84	%(c)	3.46	%(c)
Portfolio turnover rate	421	%(d)	483	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

194	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	TOTAL RETURN BOND PORTFOLIO
	Ten Months Ended October 31, 2007(d)(e)		Class T
			Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.38		$10.39	$10.64	$10.66	$10.73	$10.42
Income (loss) from investment operations
Net investment income	.39		.40	.38	.20	.33	.41
Net realized and unrealized gain (loss) on investments	.22		.03	(.12)	.31	.33	.57
Total from investment operations	.61		.43	.26	.51	.66	.98
Less dividends and distributions
Dividends from net investment income	(.39)		(.44)	(.43)	(.44)	(.36)	(.45)
Distributions from net realized gains	—		—	(.08)	(.09)	(.37)	(.22)
Total dividends and distributions	(.39)		(.44)	(.51)	(.53)	(.73)	(.67)
Net asset value, end of period	$10.60		$10.38	$10.39	$10.64	$10.66	$10.73

TOTAL RETURN(a)	5.94%		4.27%	2.60%	4.73%	6.22%	9.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$183,262		$167,154	$161,675	$178,488	$158,148	$139,488
Average net assets (000)	$174,725		$162,621	$169,616	$170,073	$151,999	$122,888
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.64	%(b)	.68%	.76%	.75%	.76%	.75%
Expenses, excluding distribution and service (12b-1) fees	.64	%(b)	.68%	.76%	.75%	.76%	.75%
Net investment income	4.53	%(b)	4.14%	3.72%	1.82%	2.99%	3.89%
Portfolio turnover rate	421	%(c)	483%	366%	587%	445%	429%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	195

Financial Highlights (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Ten Months Ended October 31, 2007(e)		Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.13		$10.18	$10.36	$10.46	$10.50	$10.23
Income (loss) from investment operations
Net investment income	.40		.43	.36	.19	.28	.38
Net realized and unrealized gain (loss) on investments	.11		(.03)	(.16)	.14	.19	.47
Total from investment operations	.51		.40	.20	.33	.47	.85
Less dividends and distributions
Dividends from net investment income	(.39)		(.45)	(.38)	(.24)	(.34)	(.39)
Distributions from net realized gains	—		—	— (b)	(.19)	(.17)	(.19)
Total distributions	(.39)		(.45)	(.38)	(.43)	(.51)	(.58)
Net asset value, end of period	$10.25		$10.13	$10.18	$10.36	$10.46	$10.50

TOTAL RETURN(a)	5.13%		4.12%	1.88%	3.19%	4.58%	8.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$233,423		$245,223	$262,177	$297,982	$334,806	$333,069
Average net assets (000)	$235,800		$249,376	$278,441	$318,671	$343,466	$258,072
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.58	%(c)	.64%	.63%	.64%	.68%	.66%
Expenses, excluding distribution and service (12b-1) fees	.58	%(c)	.64%	.63%	.64%	.68%	.66%
Net investment income	4.71	%(c)	4.23%	3.48%	1.86%	2.64%	3.58%
Portfolio turnover rate	284	%(d)	134%	208%	133%	422%	377%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

196	THE TARGET PORTFOLIO TRUST

Financial Highlights (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Ten Months Ended October 31, 2007(e)		Year Ended December 31,
			2006		2005		2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.99		$10.10		$10.39		$10.45	$10.70	$10.44
Income (loss) from investment operations
Net investment income	.41		.44		.50		.36	.47	.56
Net realized and unrealized gain (loss) on investments	(.03)		(.07)		(.27)		.02	(.24)	.27
Total from investment operations	.38		.37		.23		.38	.23	.83
Less Dividends
Dividends from net investment income	(.39)		(.48)		(.52)		(.44)	(.48)	(.57)
Tax return of capital	(.03)		—		—		—	—	—

Total dividends	(.42)		(.48)		(.52)		(.44)	(.48)	(.57)
Net asset value, end of period	$9.95		$9.99		$10.10		$10.39	$10.45	$10.70

TOTAL RETURN(a)	3.89%		3.82%		2.29%		3.68%	2.20%	8.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$73,581		$75,471		$82,195		$95,796	$107,072	$115,546
Average net assets (000)	$75,508		$77,483		$89,756		$103,055	$114,526	$94,893
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%	.80%
Expenses, excluding distribution and service (12b-1) fees	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%	.80%
Net investment income	4.91	%(c)	4.46%		4.91%		3.48%	4.43%	4.43%
Portfolio turnover rate	318	%(d)	471%		251%		279%	282%	184%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been 0.76% for the ten months ended October 31, 2007, and 0.94% and 0.91%, respectively, for the fiscal years ended December 31, 2006 and 2005.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	197

Financial Highlights (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Ten Months Ended October 31, 2007(c)		Class T
			Year Ended December 31,
			2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gain on investments	.040		.043	.026	.008	.007	.013
Less dividends and distributions	(.040)		(.043)	(.026)	(.008)	(.007)	(.013)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	4.04%		4.36%	2.59%	.76%	.70%	1.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$67,067		$47,275	$57,207	$74,190	$98,464	$127,141
Average net assets (000)	$63,409		$47,990	$69,488	$94,854	$114,831	$128,550
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.50	%(b)	.70%	.71%	.59%	.52%	.45%
Expenses, excluding distribution and service (12b-1) fees	.50	%(b)	.70%	.71%	.59%	.52%	.45%
Net investment income	4.78	%(b)	4.25%	2.50%	.72%	.71%	1.31%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

198	THE TARGET PORTFOLIO TRUST

Report of Independent Accountants

The Board of Directors and Shareholders of The Target Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Target Portfolio Trust (comprised of Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, International Bond Portfolio, Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage Backed Securities Portfolio, and U.S. Government Money Market Portfolio) (hereafter referred to as the “Trusts”), including the portfolios of investments, as of October 31, 2007, and the related statements of operations for the ten-month period then ended and the year ended December 31, 2006, the statements of changes in net assets for the ten-month period then ended each of the years in the two-year period ended December 31, 2006 and the financial highlights for the ten-month period then ended and each of the years in the three-year period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 2003 and December 31, 2002 were audited by another independent registered public accounting firm, whose report dated February 24, 2004, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2007, and the results of its operations for the ten-month period then ended and the year ended December 31, 2006, the changes in its net assets for the ten-month period then ended and each of the years in the two-year period ended December 31, 2006 and the financial highlights for the ten-month period then ended and each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 28, 2007

THE TARGET PORTFOLIO TRUST	199

Federal Tax Information (Unaudited)

For the fiscal period ended October 31, 2007, the tax character of dividends and distributions paid as reflected in the Statement of Changes in Net Assets was as follows:

		Ordinary Income	Long-Term Capital Gains	Return of Capital
Large Capitalization Growth Portfolio	Class R	—	0.14	—
	Class T	—	0.14	—
Large Capitalization Value Portfolio	Class R	0.05	0.13	—
	Class T	0.05	0.13	—
Small Capitalization Value Portfolio	Class R	0.03	0.08	—
	Class T	0.03	0.08	—
International Equity Portfolio	Class R	—	0.18	—
	Class T	—	0.18	—
Total Return Bond Portfolio	Class R	0.34	—	—
	Class T	0.39	—	—
Intermediate-Term Bond Portfolio	Class T	0.39	—	—
Mortgage Backed Securities Portfolio	Class T	0.39	—	0.03
U.S. Government Money Market Portfolio	Class T	0.04	—	—

For federal income tax purposes, dividends from net investment income and distributions from short-term capital gain are taxable as ordinary income dividends. Long-term capital gain distributions are taxable as capital gain distributions.

As required by the Internal Revenue Code, the following percentages of ordinary income dividends and distributions paid for the fiscal period ended October 31, 2007 have been designated as 1) qualified for the reduced tax rate under The Job and Growth Tax Relief Reconciliation Act of 2003 (‘QDI’), 2) dividends received deduction eligible for corporate shareholders ("DRD"), 3) interest related dividends under the American Jobs Creation Act of 2004 (“QII”), and 4) short-term capital gain distributions under the American Jobs Creation Act of 2004 (“QSTCG”):

	QDI	DRD	QII	QSTCG
Large Capitalization Growth Portfolio	100.00%	99.83%	0.00%	100.00%
Large Capitalization Value Portfolio	56.71%	56.20%	0.00%	61.17%
Small Capitalization Value Portfolio	54.09%	54.23%	0.00%	67.23%
International Equity Portfolio	46.75%	0.00%	0.00%	78.08%
Total Return Bond Portfolio	0.00%	0.00%	100.00%	0.00%
Intermediate-Term Bond Portfolio	0.00%	0.00%	94.00%	0.00%
Mortgage Backed Securities Portfolio	0.00%	0.00%	100.00%	0.00%
U.S. Government Money Market Portfolio	0.00%	0.00%	100.00%	0.00%

Pursuant to Section 853 of the Internal Revenue Code, International Equity Portfolio designates $599,749 of foreign taxes paid and $8,463,343 of foreign source income in connection with dividends distributed from investment company taxable income for the period ended October 31, 2007.

Many states do not tax the portion of mutual fund dividends attributed to interest from U.S. Government obligations. Listed below is the percentage of interest earned by the following Portfolios from U.S. Government obligations for the fiscal period 2007.

200	THE TARGET PORTFOLIO TRUST

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state’s taxing authorities.

Portfolio***	Percentage of interest from U.S. Government Obligations
Mortgaged Backed Securities Portfolio	3.81%
Total Return Bond Portfolio	12.62%
Intermediate-Term Bond Portfolio	13.21%
U.S. Government Money Market Portfolio	15.33%

***	Due to certain minimum portfolio holding requirements in California, Connecticut and New York, residents of those states will not be able to exclude 2007 interest income from state and local taxes.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

THE TARGET PORTFOLIO TRUST	201

Management of the Fund (Unaudited)

Information pertaining to the Trustees of The Target Portfolio Trust (the “Trust”) is set forth below. Trustees who are not deemed to be “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the 1940 Act), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” “Fund Complex”† consists of the Trust and any other investment companies managed by PI.

Independent Trustees(2)

Linda W. Bynoe (55), Trustee since 2005(3) Oversees 59 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since March 1995) of Telemat, Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.

Other Directorships held: Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (since April 2006).

David E.A. Carson (73), Trustee since 2003(3) Oversees 63 portfolios in Fund complex

Principal occupations (last 5 years): Director (since October 2007) of ICI Mutual Insurance Company; formerly Chairman and Chief Executive Officer of People’s Bank (1988-2000).

Robert E. La Blanc (73), Trustee since 1999(3) Oversees 61 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Other Directorships held:(4) Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

Douglas H. McCorkindale (68), Trustee since 1996(3) Oversees 59 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co., Inc. (publishing and media).

Other Directorships held:(4) Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Richard A. Redeker (64), Trustee since 2003(3) Oversees 60 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director (since 2001); Director of Penn Tank Lines, Inc. (since 1999).

Robin B. Smith (68), Trustee since 2003(3) Oversees 61 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Formerly Director of BellSouth Corporation (1992-2006).

Stephen G. Stoneburn (64), Trustee since 1999(3) Oversees 61 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

202	THE TARGET PORTFOLIO TRUST

Clay T. Whitehead (69), Trustee since 1999(3) Oversees 61 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of YCO (new business development firm).

Interested Trustees(1)

Judy A. Rice (59), President since 2003 and Trustee since 2003(3) Oversees 59 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Investment Company Institute.

Robert F. Gunia (61), Vice President and Trustee since 1999(3) Oversees 145 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Trust who are not also Trustees is set forth below.

Officers(2)

Kathryn L. Quirk (55), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (49), Secretary since 2004(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (49), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (33), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Timothy J. Knierim (48), Chief Compliance Officer since 2007(3)

Principal occupations (last 5 years): Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

THE TARGET PORTFOLIO TRUST	203

Valerie M. Simpson (49), Deputy Chief Compliance Officer since 2007(3)

Principal occupations (last 5 years): Vice President and Senior Compliance Officer (since March 2006) of PI; Vice President-Financial Reporting (since March 2006) for Prudential Life and Annuities Finance.

Grace C. Torres (48), Treasurer and Principal Financial and Accounting Officer since 2000(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

John P. Schwartz (36), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley, Austin Brown & Wood LLP (1997-2005).

M. Sadiq Peshimam (43), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Peter Parrella (49), Assistant Treasurer since 2007(3)

Principal occupations (last 5 years): Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

Andrew R. French (45), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (43), Anti-Money Laundering Compliance Officer since 2006(3)

Principal occupations (last 5 years): Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

†

The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Advanced Series Trust, and Prudential’s Gibraltar Fund, Inc.

(1)	“Interested” Trustee, as defined in the 1940 Act, by reason of employment with the Manager, a Subadvisor or the Distributor.

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)

There is no set term of office for Trustees and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Trustee and/or Officer.

(4)

This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Trustees is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

204	THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements

Large Capitalization Growth Portfolio

At meetings of the Board held on September 18-20, 2007, the Trustees, including the Independent Trustees, unanimously approved the recommendations by Prudential Investments LLC (PI) to appoint Marsico Capital Management LLC (“Marsico”) as a subadviser with respect to the Large Capitalization Growth Portfolio (the Portfolio) and to approve a new subadvisory agreements between PI and Marsico (the “Subadvisory Agreement”).

The Board considered that, on June 14, 2007, Marsico and Bank of America Corporation (BAC) announced they had signed a definitive agreement by which Marsico would acquire ownership of the firm from BAC (the Transaction). The Transaction was completed on December 14, 2007, at which time Marsico began operating as an independent entity under the leadership of Thomas F. Marsico. The Board also considered that, although there were no changes in the Marsico portfolio management teams as a result of the Transaction, the Portfolio’s prior subadvisory agreement with Marsico would be automatically terminated as a result of a change in control.

Board Consideration of Subadvisory Agreement

The Board of Trustees considered whether the approval of the Subadvisory Agreement with Marsico was in the best interests of the Portfolio and its shareholders. Before approving the Subadvisory Agreement, the Trustees reviewed performance, compliance and organization materials regarding Marsico and received presentations from PI, as well as from Mr. Marsico. The Board also received materials relating to the Subadvisory Agreement and had the opportunity to ask questions and request further information in connection with its consideration. In making the determination to retain Marsico as a subadviser, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information:

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services to be provided to the Portfolio by Marsico under the Subadvisory Agreement, namely, that Marsico would provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations. The Board also noted that the nature and extent of services provided to the Portfolio under the prior subadvisory agreement with Marsico were identical in all material respects to those to be provided by Marsico under the Subadvisory Agreement and generally similar to those provided by the other current subadviser to the Portfolio (Goldman Sachs Asset Management) under its subadvisory agreement.

THE TARGET PORTFOLIO TRUST

Approval of Advisory Agreements (continued)

With respect to the quality of services, the Board considered, among other things, the background and experience of Marsico’s portfolio management team, which was not affected by the Transaction. In connection with the recent annual review of advisory agreements, the Board had reviewed the qualifications, backgrounds and responsibilities of the portfolio manager who is responsible for the day-to-day management of the Portfolio, and the Board was provided with information pertaining to Marsico’s organizational structure, senior management, investment operations, and other relevant information pertaining to Marsico. The Board noted that it received a favorable compliance report from the Trust’s Chief Compliance Officer (CCO) as to Marsico.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services provided to the Portfolio by Marsico under the prior subadvisory agreement and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by Marsico under the Subadvisory Agreement should equal the quality of similar services provided by Marsico under the prior subadvisory agreement.

Performance of Marsico

The Board noted that at its June 2007 meetings, it had reviewed the performance of the Portfolio in connection with its annual consideration of the renewal of the Portfolios’ subadvisory agreements. As part of that review, the Board reviewed the performance record of the Portfolio, and at that time concluded that the performance of the Portfolio was satisfactory.

Investment Subadvisory Fee Rate

The Board also considered, among other things, that the proposed fee rates payable under the Subadvisory Agreement is identical to the fee rates payable under the prior subadvisory agreement. The Board noted that it had recently reviewed the fee rates paid to Marsico in connection with the recent annual review of advisory agreements and determined that the fee rates were reasonable. The Board concluded that Marsico’s proposed subadvisory fee rates under the Subadvisory Agreement were reasonable.

Profitability

In connection with its recent annual review of advisory agreements, the Board considered the profitability of PI and subadvisers affiliated with PI. The Board concluded that the level of profitability of a subadviser not affiliated with PI, such as Marsico, may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

THE TARGET PORTFOLIO TRUST

Economies of Scale

In connection with its recent annual review of advisory agreements, the Board considered economies of scale. The Board noted that there was no proposed change in fee rates and breakpoints and that it would again review economies of scale at the next annual review of advisory agreements.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Marsico and its affiliates as a result of Marsico’s relationship with the Portfolio. The Board concluded that any potential benefits to be derived by Marsico included its ability to use soft dollar credits, brokerage commissions received by affiliates of Marsico, potential access to additional research resources, larger assets under management and benefits to the reputation, which were consistent with those generally derived by subadvisers to mutual funds.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Large Capitalization Growth Portfolio

Average Annual Total Returns as of 10/31/07
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	18.96%	N/A	N/A	21.11% (8/22/2006)
With TARGET Program Fee (Class T)	17.77	12.20%	5.63%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	18.96%	N/A	N/A	21.11% (8/22/2006)
Without TARGET Program Fee (Class T)	19.56	13.91%	7.23%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.43%; Class T, 0.68%. Net operating expenses apply to: Class R, 1.18%; Class T, 0.68%, after contractual reduction through 2/28/2009.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Large Capitalization Growth Portfolio (Class T) with a similar investment in the S&P 500 Index and the Russell 1000 Growth Index by portraying the initial account

THE TARGET PORTFOLIO TRUST

values at the beginning of the 10-year period (October 31, 1997) and the account values at the end of the current fiscal year (October 31, 2007), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The S&P 500 Index is an index of 500 stocks of large U.S. companies. It gives a broad look at how U.S. stock prices have performed. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of large-capitalization equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Large Capitalization Value Portfolio

Average Annual Total Returns as of 10/31/07
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	9.75%	N/A	N/A	13.43% (8/22/2006)
With TARGET Program Fee (Class T)	8.64	15.83%	7.02%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	9.75%	N/A	N/A	13.43% (8/22/2006)
Without TARGET Program Fee (Class T)	10.28	17.59%	8.64%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.44%; Class T, 0.69%. Net operating expenses apply to: Class R, 1.19%; Class T, 0.69%, after contractual reduction through 2/28/2009.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Large Capitalization Value Portfolio (Class T) with a similar investment in the S&P 500 Index and the Russell 1000 Value Index by portraying the initial account

THE TARGET PORTFOLIO TRUST

values at the beginning of the 10-year period (October 31, 1997) and the account values at the end of the current fiscal year (October 31, 2007), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The S&P 500 Index is an index of 500 stocks of large U.S. companies. It gives a broad indication of how U.S. stock prices have performed. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of large-capitalization equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Small Capitalization Growth Portfolio

Average Annual Total Returns as of 10/31/07
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	17.85%	N/A	N/A	20.04% (8/22/2006)
With TARGET Program Fee (Class T)	16.75	12.07%	1.86%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	17.85%	N/A	N/A	20.04% (8/22/2006)
Without TARGET Program Fee (Class T)	18.52	13.77%	3.40%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.53%; Class T, 0.78%. Net operating expenses apply to: Class R, 1.28%; Class T, 0.78%, after contractual reduction through 2/28/2009.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Small Capitalization Growth Portfolio (Class T) with a similar investment in the Russell 2000 Index and the Russell 2000 Growth Index by portraying the initial account

THE TARGET PORTFOLIO TRUST

values at the beginning of the 10-year period (October 31, 1997) and the account values at the end of the current fiscal year (October 31, 2007), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The Russell 2000 Index is a weighted index that comprises the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations and represents approximately 10% of their aggregate market value. The Russell 2000 Growth Index comprises securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book ratios and higher forecasted growth values. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of small-capitalization equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Small Capitalization Value Portfolio

Average Annual Total Returns as of 10/31/07
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	11.17%	N/A	N/A	14.64% (8/22/2006)
With TARGET Program Fee (Class T)	9.99	19.54%	10.84%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	11.17%	N/A	N/A	14.64% (8/22/2006)
Without TARGET Program Fee (Class T)	11.67	21.35%	12.51%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.48%; Class T, 0.73%. Net operating expenses apply to: Class R, 1.23%; Class T, 0.73%, after contractual reduction through 2/28/2009.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Small Capitalization Value Portfolio (Class T) with a similar investment in the Russell 2000 Index and the Russell 2000 Value Index by portraying the initial account

THE TARGET PORTFOLIO TRUST

values at the beginning of the 10-year period (October 31, 1997) and the account values at the end of the current fiscal year (October 31, 2007), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The Russell 2000 Index is a weighted index that comprises the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations and represents approximately 10% of their aggregate market value. The Russell 2000 Value Index comprises securities in the Russell 2000 Index with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of small-capitalization equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

International Equity Portfolio

Average Annual Total Returns as of 10/31/07
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	33.23%	N/A	N/A	32.18% (8/22/2006)
With TARGET Program Fee (Class T)	31.84	20.62%	7.68%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	33.23%	N/A	N/A	32.18% (8/22/2006)
Without TARGET Program Fee (Class T)	33.85	22.45%	9.31%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.58%; Class T, 0.83%. Net operating expenses apply to: Class R, 1.33%; Class T, 0.83%, after contractual reduction through 2/28/2009.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET International Equity Portfolio (Class T) with a similar investment in the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE ND Index)

THE TARGET PORTFOLIO TRUST

by portraying the initial account values at the beginning of the 10-year period (October 31, 1997) and the account values at the end of the current fiscal year (October 31, 2007), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The MSCI EAFE ND Index is a weighted index of performance that reflects stock price movements in Europe, Australasia, and the Far East. The MSCI EAFE ND Index is unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in the MSCI EAFE ND Index may differ substantially from the securities in the Portfolio. The MSCI EAFE ND Index is not the only one that may be used to characterize performance of international equity funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

International Bond Portfolio

Average Annual Total Returns as of 10/31/07
	One Year	Five Years	Ten Years
With TARGET Program Fee (Class T)	0.07%	2.92%	1.05%
	One Year	Five Years	Ten Years
Without TARGET Program Fee (Class T)	1.59%	4.48%	2.58%

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class T, 1.08%. Net operating expenses apply to: Class T, 1.08%.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET International Bond Portfolio (Class T) with a similar investment in the Citigroup Non-U.S. World Government Bond Index–Hedged (Citigroup Non-U.S. WGBI–Hedged) by portraying the initial account values at the beginning of the 10-year period (October 31, 1997) and the account values at the end of the current fiscal year (October 31, 2007), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

THE TARGET PORTFOLIO TRUST

The Citigroup Non-U.S. WGBI–Hedged is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. The index’s total return include the reinvestment of all dividends, but does not include the effect of sales charges, operating expenses, or taxes. The return would be lower if it included the effect of sales charges, operating expenses, or taxes. The securities in the index may differ substantially from the securities in the Portfolio. The index is not the only one that may be used to characterize performance of international bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Total Return Bond Portfolio

Average Annual Total Returns as of 10/31/07
	One Year	Five Years	Ten Years	Since Inception
With TARGET Program Fee (Class R)	5.85%	N/A	N/A	5.66% (8/22/2006)
With TARGET Program Fee (Class T)	4.75	3.71%	4.56%	—

	One Year	Five Years	Ten Years	Since Inception
Without TARGET Program Fee (Class R)	5.85%	N/A	N/A	5.66% (8/22/2006)
Without TARGET Program Fee (Class T)	6.34	5.29%	6.14%	—

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class R, 1.39%; Class T, 0.64%. Net operating expenses apply to: Class R, 1.14%; Class T, 0.64%, after contractual reduction through 2/28/2009.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Total Return Bond Portfolio (Class T) with a similar investment in the Lehman Brothers U.S. Aggregate Bond Index by portraying the initial account values at the

THE TARGET PORTFOLIO TRUST

beginning of the 10-year period (October 31, 1997) and the account values at the end of the current fiscal year (October 31, 2007), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed. This index is unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. This index is not the only one that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Intermediate-Term Bond Portfolio

Average Annual Total Returns as of 10/31/07
	One Year	Five Years	Ten Years
With TARGET Program Fee (Class T)	3.90%	2.70%	3.95%

	One Year	Five Years	Ten Years
Without TARGET Program Fee (Class T)	5.48%	4.25%	5.53%

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class T, 0.58%. Net operating expenses apply to: Class T, 0.58%.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Intermediate-Term Bond Portfolio (Class T) with a similar investment in the Lehman Brothers Intermediate Government/Credit Bond Index by portraying the initial account values at the beginning of the 10-year period (October 31, 1997) and the account values at the end of the current fiscal year (October 31, 2007), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of 1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

THE TARGET PORTFOLIO TRUST

The Lehman Brothers Intermediate Government/Credit Bond Index is a weighted index comprising securities issued by the U.S. government and its agencies and securities publicly issued by corporations with 1 to 10 years remaining to maturity and rated investment grade. The Lehman Brothers Intermediate Government/Credit Bond Index is unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in the Lehman Brothers Intermediate Government/Credit Bond Index may differ substantially from the securities in the Portfolio. The Lehman Brothers Intermediate Government/Credit Bond Index is not the only one that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

Growth of a $10,000 Investment

Mortgage Backed Securities Portfolio

Average Annual Total Returns as of 10/31/07
	One Year	Five Years	Ten Years
With TARGET Program Fee (Class T)	2.94%	1.84%	3.52%

	One Year	Five Years	Ten Years
Without TARGET Program Fee (Class T)	4.50%	3.38%	5.08%

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%. Gross operating expenses: Class T, 1.82%. Net operating expenses apply to: Class T, 1.82%.

The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

The graph compares a $10,000 investment in the TARGET Mortgage Backed Securities Portfolio (Class T) with a similar investment in the Lehman Brothers Mortgage-Backed Securities Index and the Citigroup Mortgage-Backed Securities Index by portraying the initial account values at the beginning of the 10-year period (October 31, 1997) and the account values at the end of the current fiscal year (October 31, 2007), as measured on a quarterly basis. The graph takes into account the maximum quarterly TARGET program fee of

THE TARGET PORTFOLIO TRUST

1.50% annually for retail investors. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares.

The Lehman Brothers Mortgage-Backed Securities Index is a market capitalization-weighted index of 15-year and 30-year fixed-rate securities backed by the mortgage pools of the GNMA, the FNMA, and the FHLMC, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an index of 30- and 15-year mortgage-related securities issued by U.S. government agencies. It gives a broad indication of how mortgage-backed securities have performed. These indexes are unmanaged, and the total returns include the reinvestment of all dividends, but do not include the effect of sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities in these indexes may differ substantially from the securities in the Portfolio. These indexes are not the only ones that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	EARNEST Partners, LLC	75 14th Street Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management L.P.	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	Lee Munder Investments Ltd.	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Transamerica Investment Management, Inc.	11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	75 State Street Boston, MA 02109

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of a Portfolio carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Trusts’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each fiscal quarter.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Mortgage Backed Securities (Class T)	TGMBX	875921702
Large Capitalization Growth (Class T)	TALGX	875921207	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class T)	TALVX	875921108
Small Capitalization Growth (Class T)	TASGX	875921405	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	International Bond (Class T)	TIBPX	875921876
Total Return Bond (Class R)	TTBRX	875921819	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class T)	TATBX	875921884	U.S. Govt Money Market (Class T)	PUGXX	875921603

TMF158E    IFS-A141797    Ed. 12/2007

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The Registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal period January 1, 2007 through October 31, 2007 and fiscal year ended December 31, 2006, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $288,816 and $206,200, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal period January 1, 2007 through October 31, 2007, KPMG, the Registrant’s principal accountant, did not bill the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements. For the fiscal year ended December 31, 2006, KPMG, the Registrant’s principal accountant, billed the Registrant $7,000 for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements.

(c) Tax Fees

For the fiscal period January 1, 2007 through October 31, 2007, KPMG, the Registrant’s principal accountant, did not bill the Registrant for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. For the fiscal year ended December 31, 2006, KPMG, the Registrant’s principal accountant, billed the Registrant $40,000 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Professional services rendered included assistance with evaluating excise tax liability exposure, opportunities to limit such exposure and discuss financial reporting and return filing matters.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal period January 1, 2007 through October 31, 2007 and fiscal year ended December 31, 2006. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal period January 1, 2007 through October 31, 2007 and fiscal year ended December 31, 2006 was $44,700 and $317,300, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date    December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    December 20, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    December 20, 2007

*	Print the name and title of each signing officer under his or her signature.